UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07822

AMERICAN CENTURY INVESTMENT TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	12-31-2010

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Core Plus Fund

December 31, 2010

Core Plus – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

CORPORATE BONDS — 34.3%
AEROSPACE & DEFENSE — 0.5%
Bombardier, Inc., 7.50%, 3/15/18(1)(2)	$ 100,000	$ 107,750
Honeywell International, Inc., 5.30%, 3/1/18(2)	60,000	66,870
L-3 Communications Corp., 5.875%, 1/15/15(2)	100,000	102,375
L-3 Communications Corp., 5.20%, 10/15/19(2)	50,000	50,920
Lockheed Martin Corp., 7.65%, 5/1/16(2)	50,000	60,924
Lockheed Martin Corp., 5.50%, 11/15/39(2)	50,000	51,130
Northrop Grumman Corp., 3.70%, 8/1/14(2)	30,000	31,530
Triumph Group, Inc., 8.00%, 11/15/17(2)	50,000	52,250
United Technologies Corp., 6.125%, 2/1/19(2)	80,000	93,704
United Technologies Corp., 6.05%, 6/1/36(2)	95,000	107,632
United Technologies Corp., 6.125%, 7/15/38(2)	20,000	23,111
United Technologies Corp., 5.70%, 4/15/40(2)	80,000	87,536
		835,732
AUTO COMPONENTS — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16(2)	50,000	50,250
TRW Automotive, Inc., 8.875%, 12/1/17(1)(2)	50,000	56,250
		106,500
AUTOMOBILES — 0.3%
American Honda Finance Corp., 2.375%, 3/18/13(1)(2)	150,000	152,603
American Honda Finance Corp., 2.50%, 9/21/15(1)(2)	190,000	187,837
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(1)(2)	60,000	61,255
		401,695
BEVERAGES — 0.6%
Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12(2)	120,000	123,871
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 11/15/14(1)(2)	100,000	110,272
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19(1)(2)	200,000	249,257
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19(1)	250,000	298,516
Diageo Capital plc, 5.20%, 1/30/13(2)	40,000	43,157
PepsiCo, Inc., 4.875%, 11/1/40(2)	50,000	48,705
SABMiller plc, 6.20%, 7/1/11(1)(2)	30,000	30,778
		904,556
BIOTECHNOLOGY — 0.1%
Amgen, Inc., 5.85%, 6/1/17(2)	90,000	102,874
BUILDING PRODUCTS — 0.1%
Owens Corning, 6.50%, 12/1/16(2)	120,000	127,250
CAPITAL MARKETS — 2.5%
Ameriprise Financial, Inc., 5.30%, 3/15/20(2)	100,000	105,398
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17(2)	343,000	391,577
Credit Suisse (New York), 5.00%, 5/15/13(2)	170,000	183,070
Credit Suisse (New York), 5.50%, 5/1/14(2)	100,000	109,749
Credit Suisse (New York), 5.30%, 8/13/19(2)	100,000	105,810
Credit Suisse (New York), 4.375%, 8/5/20(2)	210,000	206,577
Deutsche Bank AG (London), 4.875%, 5/20/13(2)	40,000	42,913
Deutsche Bank AG (London), 3.875%, 8/18/14(2)	70,000	73,545
Goldman Sachs Group, Inc. (The), 6.00%, 5/1/14(2)	50,000	55,124
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15(2)	170,000	182,812
Goldman Sachs Group, Inc. (The), 3.70%, 8/1/15(2)	110,000	112,197
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(2)	360,000	420,411

Core Plus – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20(2)	$ 230,000	$ 238,103
Jefferies Group, Inc., 8.50%, 7/15/19(2)	100,000	114,516
Korea Development Bank, 3.25%, 3/9/16(2)	100,000	97,475
Merrill Lynch & Co., Inc., 6.15%, 4/25/13(2)	60,000	64,415
Morgan Stanley, 4.20%, 11/20/14(2)	150,000	153,381
Morgan Stanley, 6.00%, 4/28/15(2)	300,000	325,210
Morgan Stanley, 6.625%, 4/1/18(2)	180,000	195,541
Morgan Stanley, 5.625%, 9/23/19(2)	100,000	102,143
Morgan Stanley, 5.50%, 7/24/20(2)	160,000	161,942
UBS AG (Stamford Branch), 2.25%, 8/12/13(2)	80,000	80,733
UBS AG (Stamford Branch), 5.875%, 12/20/17(2)	200,000	220,282
		3,742,924
CHEMICALS — 0.8%
CF Industries, Inc., 6.875%, 5/1/18	250,000	268,125
Dow Chemical Co. (The), 4.85%, 8/15/12(2)	40,000	42,184
Dow Chemical Co. (The), 5.90%, 2/15/15(2)	180,000	199,478
Dow Chemical Co. (The), 2.50%, 2/15/16(2)	60,000	57,764
Dow Chemical Co. (The), 8.55%, 5/15/19(2)	160,000	200,834
Dow Chemical Co. (The), 4.25%, 11/15/20(2)	90,000	86,553
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	50,000	53,687
Lyondell Chemical Co., 8.00%, 11/1/17(1)	90,000	99,787
Mosaic Co. (The), 7.625%, 12/1/16(1)(2)	100,000	107,626
PPG Industries, Inc., 5.50%, 11/15/40(2)	20,000	19,695
Rohm & Haas Co., 5.60%, 3/15/13(2)	20,000	21,395
		1,157,128
COMMERCIAL BANKS — 1.1%
Barclays Bank plc, 5.00%, 9/22/16(2)	100,000	105,952
BB&T Corp., 5.70%, 4/30/14(2)	50,000	55,054
Fifth Third Bancorp., 6.25%, 5/1/13(2)	120,000	130,136
HSBC Bank plc, 3.50%, 6/28/15(1)(2)	80,000	82,093
HSBC Holdings plc, 6.80%, 6/1/38(2)	40,000	43,392
HSBC USA, Inc., 5.00%, 9/27/20(2)	90,000	87,283
Huntington Bancshares, Inc., 7.00%, 12/15/20(2)	30,000	31,644
National Australia Bank Ltd., 2.75%, 9/28/15(1)(2)	100,000	98,572
PNC Bank N.A., 4.875%, 9/21/17(2)	60,000	61,678
PNC Bank N.A., 6.00%, 12/7/17(2)	30,000	32,677
PNC Funding Corp., 3.625%, 2/8/15(2)	60,000	62,096
PNC Funding Corp., 4.375%, 8/11/20(2)	50,000	49,511
Royal Bank of Scotland plc (The), 3.95%, 9/21/15	180,000	177,134
Wachovia Bank N.A., 4.80%, 11/1/14(2)	50,000	53,207
Wells Fargo & Co., 4.375%, 1/31/13(2)	120,000	127,053
Wells Fargo & Co., 3.625%, 4/15/15(2)	50,000	51,898
Wells Fargo & Co., 5.625%, 12/11/17(2)	350,000	388,075
Westpac Banking Corp., 3.00%, 8/4/15(2)	80,000	80,490
		1,717,945
COMMERCIAL SERVICES & SUPPLIES — 0.7%
Corrections Corp. of America, 7.75%, 6/1/17(2)	200,000	213,250
Covanta Holding Corp., 7.25%, 12/1/20(2)	200,000	203,755
Deluxe Corp., 5.00%, 12/15/12(2)	100,000	100,625
Republic Services, Inc., 5.50%, 9/15/19(2)	290,000	316,807
Republic Services, Inc., 6.20%, 3/1/40(2)	50,000	54,389
Waste Management, Inc., 4.75%, 6/30/20(2)	70,000	71,910

Core Plus – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Waste Management, Inc., 6.125%, 11/30/39(2)	$ 40,000	$ 42,957
		1,003,693
COMMUNICATIONS EQUIPMENT — 0.2%
Cisco Systems, Inc., 5.90%, 2/15/39(2)	170,000	188,953
Viasat, Inc., 8.875%, 9/15/16(2)	50,000	53,500
		242,453
CONSTRUCTION MATERIALS — 0.1%
Ardagh Packaging Finance plc, 7.375%, 10/15/17(1)(2)	200,000	207,250
CONSUMER FINANCE — 1.6%
American Express Centurion Bank, 6.00%, 9/13/17(2)	250,000	278,988
American Express Co., 7.25%, 5/20/14(2)	120,000	136,811
American Express Credit Corp., 2.75%, 9/15/15(2)	60,000	59,086
Capital One Bank USA N.A., 8.80%, 7/15/19(2)	250,000	307,992
Ford Motor Credit Co. LLC, 7.50%, 8/1/12	70,000	74,452
Ford Motor Credit Co. LLC, 5.625%, 9/15/15(2)	100,000	103,655
General Electric Capital Corp., 3.75%, 11/14/14(2)	270,000	279,354
General Electric Capital Corp., 2.25%, 11/9/15(2)	180,000	173,240
General Electric Capital Corp., 5.625%, 9/15/17(2)	50,000	54,902
General Electric Capital Corp., 6.00%, 8/7/19(2)	370,000	412,358
General Electric Capital Corp., 4.375%, 9/16/20(2)	200,000	197,216
General Electric Capital Corp., 6.875%, 1/10/39(2)	100,000	115,953
John Deere Capital Corp., 4.90%, 9/9/13(2)	50,000	54,552
SLM Corp., 5.375%, 1/15/13(2)	40,000	40,818
SLM Corp., 5.00%, 10/1/13(2)	80,000	80,258
		2,369,635
CONTAINERS & PACKAGING — 0.2%
Ball Corp., 7.125%, 9/1/16(2)	50,000	54,125
Ball Corp., 6.75%, 9/15/20(2)	150,000	158,250
Graham Packaging Co. LP/GPC Capital Corp I, 8.25%, 1/1/17	50,000	52,250
		264,625
DIVERSIFIED — 0.7%
iShares iBoxx $ High Yield Corporate Bond Fund (ETF)(in shares)	11,400	1,029,306
DIVERSIFIED FINANCIAL SERVICES — 2.2%
Ally Financial, Inc., 8.30%, 2/12/15(2)	90,000	99,225
Arch Western Finance LLC, 6.75%, 7/1/13(2)	66,000	66,990
Bank of America Corp., 4.90%, 5/1/13(2)	160,000	166,909
Bank of America Corp., 4.50%, 4/1/15(2)	350,000	356,058
Bank of America Corp., 6.50%, 8/1/16(2)	260,000	282,455
Bank of America Corp., 5.75%, 12/1/17(2)	50,000	52,105
Bank of America Corp., 5.65%, 5/1/18(2)	50,000	51,165
Bank of America Corp., 5.625%, 7/1/20(2)	250,000	255,339
Bank of America Corp., 5.875%, 1/5/21(2)	40,000	41,463
Bank of America N.A., 5.30%, 3/15/17(2)	100,000	101,476
Citigroup, Inc., 6.00%, 12/13/13(2)	310,000	338,977
Citigroup, Inc., 6.01%, 1/15/15(2)	250,000	274,503
Citigroup, Inc., 4.75%, 5/19/15	230,000	241,070
Citigroup, Inc., 6.125%, 5/15/18(2)	70,000	76,801
Citigroup, Inc., 8.50%, 5/22/19(2)	40,000	49,735
Citigroup, Inc., 5.375%, 8/9/20(2)	160,000	166,552
Citigroup, Inc., 8.125%, 7/15/39(2)	50,000	63,811
JPMorgan Chase & Co., 3.70%, 1/20/15(2)	60,000	62,152
JPMorgan Chase & Co., 6.00%, 1/15/18(2)	400,000	447,346

Core Plus – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

JPMorgan Chase & Co., 4.95%, 3/25/20(2)	$ 200,000	$ 205,693
		3,399,825
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.2%
Alltel Corp., 7.875%, 7/1/32(2)	30,000	38,441
AT&T, Inc., 6.70%, 11/15/13(2)	100,000	113,692
AT&T, Inc., 5.10%, 9/15/14(2)	30,000	32,851
AT&T, Inc., 6.80%, 5/15/36(2)	70,000	77,772
AT&T, Inc., 6.55%, 2/15/39(2)	270,000	294,868
British Telecommunications plc, 5.15%, 1/15/13(2)	50,000	53,258
British Telecommunications plc, 5.95%, 1/15/18(2)	100,000	109,610
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14(2)	70,000	77,244
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(2)	160,000	209,685
CenturyLink, Inc., 7.60%, 9/15/39(2)	110,000	111,193
Cincinnati Bell, Inc., 8.75%, 3/15/18(2)	150,000	141,375
Deutsche Telekom International Finance BV, 5.25%, 7/22/13(2)	50,000	54,184
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(2)	100,000	118,433
Deutsche Telekom International Finance BV, 8.75%, 6/15/30(2)	40,000	53,902
Embarq Corp., 7.08%, 6/1/16(2)	50,000	55,358
France Telecom SA, 4.375%, 7/8/14(2)	80,000	85,548
Frontier Communications Corp., 8.50%, 4/15/20(2)	260,000	285,350
Qwest Corp., 7.875%, 9/1/11(2)	50,000	51,625
Qwest Corp., 8.875%, 3/15/12(2)	50,000	54,187
Qwest Corp., 7.50%, 10/1/14(2)	80,000	90,000
Sprint Capital Corp., 7.625%, 1/30/11(2)	100,000	100,375
Sprint Capital Corp., 6.90%, 5/1/19(2)	100,000	99,250
Telecom Italia Capital SA, 6.18%, 6/18/14(2)	170,000	180,930
Telecom Italia Capital SA, 7.00%, 6/4/18(2)	80,000	84,829
Telefonica Emisiones SAU, 5.88%, 7/15/19(2)	80,000	81,877
Verizon Communications, Inc., 6.10%, 4/15/18(2)	100,000	113,762
Verizon Communications, Inc., 8.75%, 11/1/18(2)	110,000	143,855
Verizon Communications, Inc., 6.40%, 2/15/38(2)	40,000	44,397
Verizon Communications, Inc., 7.35%, 4/1/39(2)	110,000	135,749
Windstream Corp., 7.875%, 11/1/17(2)	240,000	253,500
		3,347,100
ELECTRIC UTILITIES — 0.8%
Carolina Power & Light Co., 5.30%, 1/15/19(2)	30,000	33,356
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(2)	109,000	116,785
Duke Energy Carolinas LLC, 7.00%, 11/15/18(2)	60,000	73,496
Duke Energy Corp., 6.30%, 2/1/14(2)	60,000	66,878
Duke Energy Corp., 3.95%, 9/15/14(2)	150,000	157,323
Edison International, 3.75%, 9/15/17(2)	100,000	99,440
Exelon Generation Co. LLC, 5.20%, 10/1/19(2)	110,000	115,278
Exelon Generation Co. LLC, 4.00%, 10/1/20(2)	90,000	84,392
FirstEnergy Corp., 6.45%, 11/15/11(2)	5,000	5,204
FirstEnergy Solutions Corp., 6.05%, 8/15/21(2)	150,000	154,391
Florida Power Corp., 5.65%, 6/15/18(2)	30,000	33,926
Florida Power Corp., 6.35%, 9/15/37(2)	20,000	23,024
Niagara Mohawk Power Corp., 4.88%, 8/15/19(1)	40,000	42,550
Pacificorp, 6.00%, 1/15/39(2)	90,000	99,620
Southern California Edison Co., 5.625%, 2/1/36(2)	70,000	73,875
		1,179,538

Core Plus – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Arrow Electronics, Inc., 3.375%, 11/1/15(2)	$ 180,000	$ 174,684
Jabil Circuit, Inc., 7.75%, 7/15/16(2)	130,000	146,575
Jabil Circuit, Inc., 5.625%, 12/15/20(2)	120,000	118,500
		439,759
ENERGY EQUIPMENT & SERVICES — 0.2%
Pride International, Inc., 6.875%, 8/15/20(2)	100,000	104,250
Transocean, Inc., 6.50%, 11/15/20(2)	80,000	85,093
Weatherford International Ltd., 9.625%, 3/1/19(2)	120,000	154,213
		343,556
FOOD & STAPLES RETAILING — 0.9%
CVS Caremark Corp., 6.60%, 3/15/19(2)	250,000	293,192
Delhaize Group SA, 5.875%, 2/1/14(2)	80,000	88,347
Delhaize Group SA, 6.50%, 6/15/17(2)	100,000	113,519
Kroger Co. (The), 5.00%, 4/15/13(2)	70,000	75,455
Kroger Co. (The), 6.40%, 8/15/17(2)	100,000	114,973
Safeway, Inc., 5.80%, 8/15/12(2)	100,000	107,664
Susser Holdings LLC/Susser Finance Corp., 8.50%, 5/15/16	75,000	80,812
Wal-Mart Stores, Inc., 5.875%, 4/5/27(2)	95,000	105,766
Wal-Mart Stores, Inc., 6.20%, 4/15/38(2)	30,000	34,272
Wal-Mart Stores, Inc., 5.625%, 4/1/40(2)	160,000	171,027
Wal-Mart Stores, Inc., 4.875%, 7/8/40	90,000	86,069
Wal-Mart Stores, Inc., 5.00%, 10/25/40(2)	130,000	126,746
		1,397,842
FOOD PRODUCTS — 0.9%
General Mills, Inc., 5.25%, 8/15/13(2)	160,000	175,974
General Mills, Inc., 5.65%, 2/15/19(2)	50,000	55,754
Hershey Co. (The), 4.125%, 12/1/20(2)	60,000	60,632
Kellogg Co., 4.45%, 5/30/16(2)	70,000	75,437
Kraft Foods, Inc., 6.00%, 2/11/13(2)	40,000	43,824
Kraft Foods, Inc., 6.75%, 2/19/14(2)	10,000	11,408
Kraft Foods, Inc., 5.375%, 2/10/20(2)	260,000	280,336
Kraft Foods, Inc., 6.50%, 2/9/40(2)	105,000	118,074
Mead Johnson Nutrition Co., 3.50%, 11/1/14(2)	200,000	207,001
Ralcorp Holdings, Inc., 6.625%, 8/15/39(2)	90,000	93,542
TreeHouse Foods, Inc., 7.75%, 3/1/18(2)	100,000	108,625
Tyson Foods, Inc., 7.35%, 4/1/16(2)	100,000	110,188
		1,340,795
GAS UTILITIES — 0.1%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20(2)	150,000	160,875
HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Baxter International, Inc., 5.90%, 9/1/16(2)	50,000	58,032
Boston Scientific Corp., 4.50%, 1/15/15(2)	100,000	102,195
CareFusion Corp., 4.125%, 8/1/12(2)	100,000	104,227
Covidien International Finance SA, 1.875%, 6/15/13(2)	100,000	101,258
		365,712
HEALTH CARE PROVIDERS & SERVICES — 1.0%
DaVita, Inc., 6.375%, 11/1/18(2)	250,000	249,375
Express Scripts, Inc., 5.25%, 6/15/12(2)	200,000	211,165
Express Scripts, Inc., 7.25%, 6/15/19(2)	320,000	379,374
HCA, Inc., 7.875%, 2/15/20(2)	120,000	129,000

Core Plus – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

HCA, Inc., 7.69%, 6/15/25(2)	$ 50,000	$ 48,250
Medco Health Solutions, Inc., 6.125%, 3/15/13(2)	150,000	163,516
Medco Health Solutions, Inc., 7.25%, 8/15/13(2)	50,000	56,827
Medco Health Solutions, Inc., 4.125%, 9/15/20(2)	130,000	125,949
Tenet Healthcare Corp., 8.00%, 8/1/20(1)	150,000	152,625
WellPoint, Inc., 5.80%, 8/15/40(2)	50,000	51,105
		1,567,186
HOTELS, RESTAURANTS & LEISURE — 0.5%
International Game Technology, 5.50%, 6/15/20(2)	50,000	50,383
McDonald's Corp., 5.35%, 3/1/18(2)	60,000	67,422
MGM Resorts International, 9.00%, 3/15/20(1)(2)	150,000	165,750
Pinnacle Entertainment, Inc., 8.75%, 5/15/20(2)	50,000	52,000
Universal City Development Partners Ltd/UCDP Finance, Inc., 8.875%, 11/15/15	60,000	64,050
Wyndham Worldwide Corp., 6.00%, 12/1/16(2)	50,000	52,387
Wyndham Worldwide Corp., 5.75%, 2/1/18(2)	100,000	101,830
Yum! Brands, Inc., 8.875%, 4/15/11(2)	50,000	51,110
Yum! Brands, Inc., 5.30%, 9/15/19(2)	178,000	188,861
		793,793
HOUSEHOLD DURABLES — 0.2%
Jarden Corp., 8.00%, 5/1/16	150,000	164,063
Jarden Corp., 6.125%, 11/15/22(2)	50,000	47,937
Toll Brothers Finance Corp., 6.875%, 11/15/12(2)	50,000	52,984
Toll Brothers Finance Corp., 6.75%, 11/1/19(2)	80,000	84,194
		349,178
HOUSEHOLD PRODUCTS — 0.1%
Central Garden and Pet Co., 8.25%, 3/1/18	150,000	152,625
Kimberly-Clark Corp., 7.50%, 11/1/18(2)	40,000	50,196
		202,821
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp. (The), 8.00%, 10/15/17(2)	200,000	212,500
INDUSTRIAL CONGLOMERATES — 0.3%
General Electric Co., 5.00%, 2/1/13(2)	150,000	160,425
General Electric Co., 5.25%, 12/6/17(2)	220,000	237,967
		398,392
INSURANCE — 1.1%
Allstate Corp. (The), 7.45%, 5/16/19	120,000	145,873
American International Group, Inc., 3.65%, 1/15/14	50,000	50,926
American International Group, Inc., 5.85%, 1/16/18(2)	70,000	72,387
American International Group, Inc., 8.25%, 8/15/18(2)	50,000	57,770
CNA Financial Corp., 5.875%, 8/15/20(2)	50,000	49,874
Genworth Financial, Inc., 7.20%, 2/15/21(2)	50,000	51,272
Hartford Financial Services Group, Inc., 4.00%, 3/30/15(2)	50,000	50,184
Hartford Financial Services Group, Inc., 5.50%, 3/30/20(2)	20,000	20,325
International Lease Finance Corp., 8.75%, 3/15/17(1)(2)	50,000	53,750
Lincoln National Corp., 6.25%, 2/15/20(2)	140,000	152,977
MetLife Global Funding I, 5.125%, 4/10/13(1)(2)	70,000	75,411
MetLife, Inc., 2.375%, 2/6/14(2)	100,000	100,549
MetLife, Inc., 6.75%, 6/1/16(2)	150,000	174,195
New York Life Global Funding, 4.65%, 5/9/13(1)(2)	50,000	53,799
Prudential Financial, Inc., 2.75%, 1/14/13(2)	150,000	152,813
Prudential Financial, Inc., 7.375%, 6/15/19(2)	195,000	230,284

Core Plus – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Prudential Financial, Inc., 6.20%, 11/15/40(2)	$ 45,000	$ 47,770
Travelers Cos., Inc. (The), 5.90%, 6/2/19(2)	80,000	90,274
Travelers Cos., Inc. (The), 3.90%, 11/1/20(2)	40,000	38,936
		1,669,369
INTERNET SOFTWARE & SERVICES(3)
eBay, Inc., 3.25%, 10/15/20(2)	50,000	46,604
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc., 6.35%, 3/15/40(2)	60,000	60,916
Mattel, Inc., 6.20%, 10/1/40(2)	100,000	98,717
		159,633
LIFE SCIENCES TOOLS & SERVICES(3)
Bio-Rad Laboratories, Inc., 4.875%, 12/15/20(2)	60,000	58,559
MACHINERY — 0.2%
Deere & Co., 5.375%, 10/16/29(2)	130,000	137,926
Navistar International Corp., 8.25%, 11/1/21(2)	50,000	54,000
SPX Corp., 7.625%, 12/15/14(2)	50,000	54,625
		246,551
MEDIA — 3.3%
AMC Entertainment, Inc., 8.00%, 3/1/14	50,000	50,750
AMC Entertainment Holdings, Inc., 9.75%, 12/1/20(1)	200,000	209,000
CBS Corp., 5.75%, 4/15/20(2)	10,000	10,646
CBS Corp., 4.30%, 2/15/21(2)	180,000	171,259
CBS Corp., 5.50%, 5/15/33(2)	80,000	73,766
Comcast Corp., 5.90%, 3/15/16(2)	100,000	112,080
Comcast Corp., 5.70%, 5/15/18(2)	100,000	110,219
Comcast Corp., 5.15%, 3/1/20(2)	300,000	315,679
Comcast Corp., 6.40%, 5/15/38(2)	30,000	32,167
Comcast Corp., 6.40%, 3/1/40(2)	80,000	86,043
CSC Holdings, Inc., 6.75%, 4/15/12(2)	200,000	208,250
DirecTV Holdings LLC, 3.55%, 3/15/15(2)	180,000	183,044
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(2)	250,000	266,668
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 6.375%, 6/15/15(2)	80,000	83,100
DISH DBS Corp., 7.00%, 10/1/13(2)	100,000	107,250
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(2)	150,000	176,250
Lamar Media Corp., 9.75%, 4/1/14(2)	90,000	103,950
Lamar Media Corp., 7.875%, 4/15/18(2)	50,000	53,375
NBC Universal, Inc., 5.15%, 4/30/20(1)(2)	80,000	83,083
NBC Universal, Inc., 4.375%, 4/1/21(1)	210,000	204,242
NBC Universal, Inc., 5.95%, 4/1/41(1)	60,000	60,204
News America, Inc., 6.90%, 8/15/39(2)	120,000	137,851
Omnicom Group, Inc., 4.45%, 8/15/20(2)	175,000	171,574
Salem Communications Corp., 9.625%, 12/15/16(2)	67,000	71,355
Sinclair Television Group, Inc., 9.25%, 11/1/17(1)(2)	50,000	54,375
Sirius XM Radio, Inc., 8.75%, 4/1/15(1)(2)	100,000	108,750
Time Warner Cable, Inc., 5.40%, 7/2/12(2)	100,000	106,201
Time Warner Cable, Inc., 6.75%, 7/1/18(2)	380,000	443,623
Time Warner, Inc., 3.15%, 7/15/15(2)	140,000	142,392
Time Warner, Inc., 7.70%, 5/1/32(2)	100,000	122,419
Time Warner, Inc., 6.10%, 7/15/40(2)	70,000	73,707
Viacom, Inc., 6.25%, 4/30/16(2)	300,000	341,800
Virgin Media Finance plc, 9.125%, 8/15/16(2)	120,000	128,400
Virgin Media Finance plc, 9.50%, 8/15/16(2)	100,000	113,500

Core Plus – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Virgin Media Finance plc, 8.375%, 10/15/19(2)	$ 100,000	$ 109,750
Virgin Media Secured Finance plc, 6.50%, 1/15/18(2)	70,000	74,025
WMG Acquisition Corp., 9.50%, 6/15/16	120,000	129,300
		5,030,047
METALS & MINING — 0.9%
Alcoa, Inc., 6.15%, 8/15/20(2)	100,000	102,876
Anglo American Capital plc, 9.375%, 4/8/19(1)(2)	100,000	134,721
Anglo American Capital plc, 4.45%, 9/27/20(1)(2)	30,000	30,525
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20(2)	100,000	104,196
ArcelorMittal, 9.85%, 6/1/19(2)	110,000	139,230
ArcelorMittal, 5.25%, 8/5/20(2)	80,000	79,237
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(2)	70,000	77,532
Newmont Mining Corp., 6.25%, 10/1/39(2)	150,000	163,663
Rio Tinto Finance USA Ltd., 9.00%, 5/1/19(2)	50,000	67,257
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20(2)	60,000	57,073
Steel Dynamics, Inc., 7.625%, 3/15/20(1)(2)	100,000	107,500
Teck Resources Ltd., 5.375%, 10/1/15(2)	50,000	54,961
Teck Resources Ltd., 3.85%, 8/15/17	100,000	101,586
Vale Overseas Ltd., 5.625%, 9/15/19(2)	50,000	53,505
Vale Overseas Ltd., 4.625%, 9/15/20	90,000	89,557
		1,363,419
MULTILINE RETAIL — 0.1%
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(2)	120,000	124,500
Macy's Retail Holdings, Inc., 5.90%, 12/1/16(2)	90,000	96,525
		221,025
MULTI-UTILITIES — 0.9%
CenterPoint Energy Resources Corp., 6.125%, 11/1/17(2)	20,000	22,352
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(2)	40,000	41,981
CMS Energy Corp., 4.25%, 9/30/15	50,000	49,759
CMS Energy Corp., 8.75%, 6/15/19(2)	240,000	283,491
Dominion Resources, Inc., 2.25%, 9/1/15(2)	200,000	197,327
Dominion Resources, Inc., 6.40%, 6/15/18(2)	160,000	186,434
Nisource Finance Corp., 6.25%, 12/15/40(2)	60,000	61,203
Pacific Gas & Electric Co., 5.80%, 3/1/37(2)	250,000	265,869
PG&E Corp., 5.75%, 4/1/14(2)	10,000	10,954
Public Service Co. of Colorado, 5.80%, 8/1/18(2)	30,000	34,280
Sempra Energy, 8.90%, 11/15/13(2)	100,000	118,108
Sempra Energy, 6.50%, 6/1/16(2)	60,000	69,735
Sempra Energy, 9.80%, 2/15/19(2)	30,000	40,391
		1,381,884
OFFICE ELECTRONICS — 0.2%
Xerox Corp., 5.65%, 5/15/13(2)	30,000	32,534
Xerox Corp., 4.25%, 2/15/15(2)	180,000	188,523
Xerox Corp., 6.35%, 5/15/18(2)	50,000	56,446
Xerox Corp., 5.625%, 12/15/19(2)	100,000	107,383
		384,886
OIL, GAS & CONSUMABLE FUELS — 3.6%
Anadarko Petroleum Corp., 5.95%, 9/15/16(2)	160,000	172,094
Anadarko Petroleum Corp., 6.45%, 9/15/36(2)	130,000	130,065
Apache Corp., 5.10%, 9/1/40(2)	60,000	58,517
Apache Corp., 5.25%, 2/1/42(2)	50,000	49,876
Arch Coal, Inc., 7.25%, 10/1/20(2)	150,000	159,000

Core Plus – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Bill Barrett Corp., 9.875%, 7/15/16(2)	$ 150,000	$ 165,375
BP Capital Markets plc, 4.50%, 10/1/20(2)	80,000	79,963
Cenovus Energy, Inc., 4.50%, 9/15/14(2)	50,000	53,624
Chesapeake Energy Corp., 7.625%, 7/15/13(2)	80,000	87,100
ConocoPhillips, 5.75%, 2/1/19(2)	160,000	182,637
Denbury Resources, Inc., 8.25%, 2/15/20(2)	100,000	109,000
El Paso Corp., 7.875%, 6/15/12(2)	150,000	158,785
El Paso Corp., 6.875%, 6/15/14(2)	50,000	53,374
El Paso Corp., 7.25%, 6/1/18(2)	150,000	161,327
Enbridge Energy Partners LP, 6.50%, 4/15/18(2)	60,000	68,661
Enbridge Energy Partners LP, 5.20%, 3/15/20(2)	70,000	73,501
Enbridge Energy Partners LP, 5.50%, 9/15/40(2)	100,000	95,412
Enterprise Products Operating LLC, 3.70%, 6/1/15(2)	70,000	72,283
Enterprise Products Operating LLC, 6.30%, 9/15/17(2)	240,000	271,187
Enterprise Products Operating LLC, 5.20%, 9/1/20(2)	160,000	166,078
Enterprise Products Operating LLC, 6.45%, 9/1/40(2)	20,000	21,663
EOG Resources, Inc., 5.625%, 6/1/19(2)	60,000	66,367
Forest Oil Corp., 8.50%, 2/15/14(2)	50,000	54,875
Hess Corp., 6.00%, 1/15/40(2)	60,000	63,111
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(2)	120,000	137,732
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20(2)	100,000	104,028
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(2)	100,000	103,644
Kinder Morgan Finance Co. ULC, 5.35%, 1/5/11(2)	50,000	50,000
Magellan Midstream Partners LP, 6.55%, 7/15/19(2)	70,000	79,933
Marathon Oil Corp., 6.50%, 2/15/14(2)	150,000	168,979
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20(2)	200,000	201,000
Motiva Enterprises LLC, 5.75%, 1/15/20(1)(2)	60,000	67,423
Newfield Exploration Co., 6.875%, 2/1/20	220,000	232,650
Nexen, Inc., 5.65%, 5/15/17(2)	50,000	53,415
Nexen, Inc., 6.20%, 7/30/19(2)	60,000	64,715
Peabody Energy Corp., 6.50%, 9/15/20(2)	70,000	75,075
Pemex Project Funding Master Trust, 6.625%, 6/15/35(2)	100,000	102,249
Petrobras International Finance Co., 5.75%, 1/20/20(2)	60,000	62,554
Petroleos Mexicanos, 6.00%, 3/5/20(2)	105,000	111,825
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15(2)	40,000	41,375
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19(2)	140,000	174,008
Sabine Pass LNG LP, 7.25%, 11/30/13(2)	100,000	97,750
SandRidge Energy, Inc., 8.75%, 1/15/20(2)	100,000	103,250
Shell International Finance BV, 3.10%, 6/28/15(2)	240,000	246,725
Shell International Finance BV, 6.375%, 12/15/38(2)	30,000	35,683
Suncor Energy, Inc., 6.10%, 6/1/18	138,000	158,911
Talisman Energy, Inc., 7.75%, 6/1/19(2)	180,000	222,577
TransCanada PipeLines Ltd., 3.80%, 10/1/20	20,000	19,556
Valero Energy Corp., 4.50%, 2/1/15(2)	140,000	145,742
Williams Partners LP, 5.25%, 3/15/20(2)	40,000	41,540
Williams Partners LP, 4.125%, 11/15/20(2)	70,000	66,435
		5,542,649
PAPER & FOREST PRODUCTS — 0.3%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)(2)	200,000	198,108
Georgia-Pacific LLC, 8.875%, 5/15/31(2)	50,000	61,750
International Paper Co., 9.375%, 5/15/19(2)	70,000	90,179

Core Plus – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

International Paper Co., 7.30%, 11/15/39(2)	$ 100,000	$ 114,313
		464,350
PERSONAL PRODUCTS — 0.1%
NBTY, Inc., 9.00%, 10/1/18(1)	100,000	107,250
PHARMACEUTICALS — 0.9%
Abbott Laboratories, 5.875%, 5/15/16(2)	65,000	75,124
Abbott Laboratories, 4.125%, 5/27/20(2)	200,000	203,740
Abbott Laboratories, 5.30%, 5/27/40(2)	240,000	247,442
AstraZeneca plc, 5.90%, 9/15/17(2)	40,000	46,386
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20(1)(2)	200,000	205,000
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13(2)	70,000	76,049
Pfizer, Inc., 7.20%, 3/15/39(2)	60,000	77,911
Roche Holdings, Inc., 5.00%, 3/1/14(1)(2)	50,000	54,794
Roche Holdings, Inc., 6.00%, 3/1/19(1)(2)	200,000	232,951
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(2)	170,000	182,848
		1,402,245
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.6%
Boston Properties LP, 4.125%, 5/15/21(2)	120,000	114,000
Digital Realty Trust LP, 4.50%, 7/15/15(1)	70,000	70,503
Digital Realty Trust LP, 5.875%, 2/1/20(2)	70,000	71,339
Host Hotels & Resort, Inc., 6.00%, 11/1/20(1)(2)	200,000	198,000
Kimco Realty Corp., 4.30%, 2/1/18(2)	80,000	78,613
Kimco Realty Corp., 6.875%, 10/1/19(2)	110,000	124,651
ProLogis, 6.875%, 3/15/20(2)	4,000	4,254
Reckson Operating Partnership LP, 7.75%, 3/15/20(2)	70,000	75,024
Simon Property Group LP, 5.75%, 12/1/15(2)	110,000	122,341
Simon Property Group LP, 5.65%, 2/1/20(2)	45,000	48,765
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15(2)	50,000	48,228
		955,718
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
AMB Property LP, 6.625%, 12/1/19(2)	130,000	142,873
CB Richard Ellis Services, Inc., 6.625%, 10/15/20(1)(2)	200,000	201,000
ERP Operating LP, 4.75%, 7/15/20(2)	70,000	70,684
		414,557
ROAD & RAIL — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18(2)	100,000	108,250
Burlington Northern Santa Fe Corp., 5.05%, 3/1/41(2)	50,000	46,668
Norfolk Southern Corp., 5.75%, 4/1/18(2)	100,000	113,092
Union Pacific Corp., 5.75%, 11/15/17(2)	60,000	67,465
		335,475
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT(3)
Advanced Micro Devices, Inc., 8.125%, 12/15/17(2)	50,000	53,250
SOFTWARE — 0.5%
Intuit, Inc., 5.75%, 3/15/17(2)	100,000	109,162
Oracle Corp., 5.75%, 4/15/18(2)	200,000	229,135
Oracle Corp., 5.375%, 7/15/40(1)(2)	420,000	426,877
		765,174
SPECIALTY RETAIL — 0.7%
GameStop Corp./GameStop, Inc., 8.00%, 10/1/12(2)	103,000	105,833
Home Depot, Inc. (The), 5.40%, 3/1/16(2)	260,000	291,688
Lowe's Cos., Inc., 2.125%, 4/15/16(2)	90,000	88,125
Ltd. Brands, Inc., 6.90%, 7/15/17(2)	120,000	128,100

Core Plus – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Rent-A-Center, Inc., 6.625%, 11/15/20(1)(2)	$ 200,000	$ 200,000
Staples, Inc., 9.75%, 1/15/14(2)	70,000	84,887
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17(2)	100,000	108,000
		1,006,633
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Hanesbrands, Inc., 6.375%, 12/15/20(1)(2)	110,000	105,050
Phillips-Van Heusen Corp., 7.375%, 5/15/20(2)	50,000	53,375
		158,425
TOBACCO — 0.1%
Altria Group, Inc., 10.20%, 2/6/39(2)	90,000	130,459
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
America Movil SAB de CV, 5.00%, 10/16/19(2)	100,000	104,580
America Movil SAB de CV, 5.00%, 3/30/20(2)	100,000	104,445
American Tower Corp., 4.625%, 4/1/15(2)	200,000	209,138
Rogers Communications, Inc., 6.25%, 6/15/13(2)	70,000	77,861
SBA Telecommunications, Inc., 8.25%, 8/15/19(2)	100,000	109,750
Vodafone Group plc, 5.00%, 12/16/13(2)	140,000	152,507
		758,281
TOTAL CORPORATE BONDS
(Cost $50,108,295)		52,368,881
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 24.5%
FHLMC, 4.50%, 6/1/21(2)	191,259	201,719
FHLMC, 5.50%, 1/1/38(2)	142,038	151,831
FHLMC, 5.50%, 4/1/38(2)	778,075	830,262
FHLMC, 6.50%, 7/1/47(2)	6,603	7,290
FNMA, 6.00%, settlement date 1/18/11(5)	1,560,000	1,695,770
FNMA, 6.50%, settlement date 1/18/11(5)	657,000	730,194
FNMA, 5.00%, 7/1/20(2)	348,838	372,712
FNMA, 4.50%, 10/1/33	1,842,290	1,905,442
FNMA, 5.00%, 11/1/33(2)	265,942	281,316
FNMA, 5.50%, 4/1/34	965,515	1,040,877
FNMA, 5.00%, 8/1/34(2)	524,373	554,298
FNMA, 5.50%, 8/1/34	1,068,478	1,150,208
FNMA, 5.00%, 4/1/35	2,603,219	2,750,450
FNMA, 5.00%, 8/1/35(2)	258,017	272,449
FNMA, 4.50%, 9/1/35(2)	277,985	286,993
FNMA, 5.50%, 7/1/36(2)	317,924	340,951
FNMA, 5.50%, 12/1/36(2)	511,212	548,239
FNMA, 6.50%, 8/1/37(2)	80,894	89,771
FNMA, 6.00%, 9/1/37	964,572	1,049,764
FNMA, 6.00%, 11/1/37	830,535	910,637
FNMA, 5.00%, 3/1/38	1,375,012	1,446,901
FNMA, 5.00%, 2/1/39	2,788,041	2,949,211
FNMA, 4.50%, 4/1/39	453,787	468,776
FNMA, 4.50%, 5/1/39	1,024,564	1,058,404
FNMA, 4.50%, 10/1/39	1,234,339	1,275,108
FNMA, 4.00%, 10/1/40	1,093,539	1,090,651
FNMA, 4.50%, 11/1/40	998,029	1,025,847
FNMA, 6.50%, 6/1/47(2)	5,676	6,248
FNMA, 6.50%, 8/1/47(2)	20,085	22,107
FNMA, 6.50%, 8/1/47(2)	22,976	25,289

Core Plus – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

FNMA, 6.50%, 9/1/47(2)	$ 2,068	$ 2,276
FNMA, 6.50%, 9/1/47(2)	6,730	7,407
FNMA, 6.50%, 9/1/47(2)	10,451	11,503
FNMA, 6.50%, 9/1/47(2)	19,910	21,914
FNMA, 6.50%, 9/1/47(2)	32,101	35,332
GNMA, 5.50%, 12/15/32	582,901	633,538
GNMA, 6.00%, 9/20/38(2)	393,555	431,875
GNMA, 5.50%, 12/20/38	1,034,951	1,115,131
GNMA, 4.50%, 6/15/39	2,315,580	2,420,972
GNMA, 5.00%, 2/20/40	1,558,030	1,661,555
GNMA, 4.50%, 4/15/40	1,218,271	1,273,720
GNMA, 5.00%, 8/20/40	2,307,985	2,455,726
GNMA, 4.00%, 11/20/40	2,745,318	2,768,544
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $36,981,443)		37,379,208
U.S. TREASURY SECURITIES — 19.3%
U.S. Treasury Bonds, 8.125%, 8/15/21(2)	310,000	441,508
U.S. Treasury Bonds, 5.25%, 2/15/29(2)	1,372,000	1,573,727
U.S. Treasury Bonds, 5.375%, 2/15/31(2)	1,000,000	1,167,500
U.S. Treasury Bonds, 3.50%, 2/15/39(2)	300,000	258,562
U.S. Treasury Bonds, 4.25%, 5/15/39(2)	200,000	197,063
U.S. Treasury Bonds, 4.375%, 11/15/39(2)	630,000	633,445
U.S. Treasury Bonds, 4.625%, 2/15/40(2)	1,700,000	1,781,015
U.S. Treasury Bonds, 4.375%, 5/15/40(2)	150,000	150,749
U.S. Treasury Notes, 1.00%, 10/31/11(2)	6,250,000	6,287,600
U.S. Treasury Notes, 0.75%, 11/30/11(2)	4,000,000	4,016,408
U.S. Treasury Notes, 0.875%, 1/31/12(2)	6,250,000	6,285,888
U.S. Treasury Notes, 4.25%, 9/30/12(2)	280,000	298,342
U.S. Treasury Notes, 2.625%, 12/31/14(2)	4,700,000	4,901,588
U.S. Treasury Notes, 2.375%, 7/31/17(2)	1,000,000	987,031
U.S. Treasury Notes, 3.625%, 2/15/20(2)	400,000	415,188
TOTAL U.S. TREASURY SECURITIES
(Cost $29,272,884)		29,395,614
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 8.3%
Banc of America Commercial Mortgage, Inc., Series 2003-2, Class B, VRN, 5.18%, 1/3/11(2)	200,000	208,539
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A3 SEQ, 4.43%, 11/10/39(2)	249,118	252,454
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42(2)	420,000	430,744
Commercial Mortgage Pass-Through Certificates, Series 2004 LB2A, Class A3 SEQ, 4.22%, 3/10/39(2)	109,209	109,684
Commercial Mortgage Pass-Through Certificates, Series 2004 LB3A, Class A4 SEQ, VRN, 5.23%, 1/3/11(2)	300,000	310,017
First Union National Bank Commercial Mortgage, Series 2000 C1, Class C, VRN, 8.09%, 1/3/11(2)	122,666	122,553
Greenwich Capital Commercial Funding Corp., Series 2005 GG3, Class A4, VRN, 4.80%, 1/3/11(2)	300,000	316,992
Greenwich Capital Commercial Funding Corp., Series 2005 GG3, Class A3 SEQ, 4.57%, 8/10/42(2)	400,000	409,596

Core Plus – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

GS Mortgage Securities Corp. II, Series 2004 GG2, Class A4 SEQ, 4.96%, 8/10/38(2)	$ 400,000	$ 414,964
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A6 SEQ, VRN, 5.40%, 1/3/11(2)	650,000	698,772
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A2 SEQ, 4.475%, 7/10/39(2)	474,947	474,624
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4 SEQ, 4.76%, 7/10/39(2)	408,000	421,264
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4A SEQ, 4.75%, 7/10/39(2)	400,000	422,256
Heller Financial Commercial Mortgage Asset, Series 2000 PH1, Class D, VRN, 8.06%, 1/3/11	100,000	99,916
LB-UBS Commercial Mortgage Trust, Series 2004 C1, Class A4 SEQ, 4.57%, 1/15/31(2)	600,000	626,936
LB-UBS Commercial Mortgage Trust, Series 2004 C2, Class A4 SEQ, 4.37%, 3/15/36(2)	600,000	624,366
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(2)	42,935	42,953
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A4 SEQ, 5.00%, 4/15/30	251,000	258,445
LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class A3 SEQ, 4.65%, 7/15/30(2)	700,000	711,956
LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class AM SEQ, 4.79%, 7/15/40(2)	100,000	102,095
LB-UBS Commercial Mortgage Trust, Series 2005 C5, Class AM, VRN, 5.02%, 1/11/11(2)	400,000	410,388
Morgan Stanley Capital I, Series 2001 T5, Class A4 SEQ, 6.39%, 10/15/35(2)	1,195,842	1,231,247
Morgan Stanley Capital I, Series 2003 T11, Class A3 SEQ, 4.85%, 6/13/41(2)	195,571	199,691
Morgan Stanley Capital I, Series 2004 HQ3, Class A3 SEQ, 4.49%, 1/13/41(2)	151,531	155,784
Morgan Stanley Capital I, Series 2005 HQ6, Class A2A SEQ, 4.88%, 8/13/42(2)	467,557	474,323
PNC Mortgage Acceptance Corp., Series 2001 C1, Class A2 SEQ, 6.36%, 3/12/34(2)	68,751	68,792
Wachovia Bank Commercial Mortgage Trust, Series 2003 C3, Class A2 SEQ, 4.87%, 2/15/35(2)	300,000	314,820
Wachovia Bank Commercial Mortgage Trust, Series 2004 C11, Class A3 SEQ, 4.72%, 1/15/41(2)	94,692	95,132
Wachovia Bank Commercial Mortgage Trust, Series 2004 C12, Class A3, VRN, 5.23%, 1/3/11(2)	445,000	454,946
Wachovia Bank Commercial Mortgage Trust, Series 2004 C15, Class A3 SEQ, 4.50%, 10/15/41(2)	600,000	618,953
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A6A, VRN, 5.11%, 1/3/11(2)	969,000	1,010,986
Wachovia Bank Commercial Mortgage Trust, Series 2006 C23, Class A4, VRN, 5.42%, 1/3/11(2)	525,000	563,202
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $12,514,179)		12,657,390
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 4.8%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 4.5%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(2)	116,597	89,323
Banc of America Mortgage Securities, Inc., Series 2004-4, Class 2A1 SEQ, 5.50%, 5/25/34(2)	170,536	171,576

Core Plus – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(2)	$ 359,282	$ 363,042
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A3, VRN, 2.95%, 1/3/11(2)	331,243	301,689
Chase Mortgage Finance Corp., Series 2005 A1, Class 2A2 SEQ, VRN, 2.95%, 1/3/11(2)	138,695	133,113
Chase Mortgage Finance Corp., Series 2006 S4, Class A3, 6.00%, 12/25/36(2)	217,432	211,298
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003 J13, Class 1A1 SEQ, 5.25%, 1/25/34(2)	62,791	63,712
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-22, Class A3, VRN, 3.12%, 1/3/11(2)	353,503	287,256
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35(2)	111,907	110,865
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	136,172	128,538
Credit Suisse First Boston Mortgage Securities Corp., Series 2003 AR28, Class 2A1, VRN, 2.79%, 1/3/11(2)	116,462	106,606
GSR Mortgage Loan Trust, Series 2005 6F, Class 3A15, 5.50%, 7/25/35(2)	166,052	166,824
J.P. Morgan Mortgage Trust, Series 2004 A2, Class 1A1, VRN, 2.99%, 1/3/11(2)	97,644	92,818
J.P. Morgan Mortgage Trust, Series 2005 A4, Class 2A1, VRN, 2.91%, 1/3/11(2)	112,467	99,960
J.P. Morgan Mortgage Trust, Series 2005 A8, Class 6A2, VRN, 3.12%, 1/3/11(2)	103,985	99,593
J.P. Morgan Mortgage Trust, Series 2005 S2, Class 3A1, VRN, 6.71%, 1/3/11(2)	232,842	237,960
J.P. Morgan Mortgage Trust, Series 2006 A3, Class 2A1 SEQ, VRN, 5.21%, 1/3/11	38,424	28,496
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34(2)	422,871	438,518
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34(2)	397,198	417,698
Wells Fargo Mortgage-Backed Securities Trust, Series 2005 AR2, Class 2A2, VRN, 2.85%, 1/3/11	561,495	519,921
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1, SEQ, 5.50%, 4/25/35	459,714	464,187
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	138,130	144,493
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	332,366	320,485
Wells Fargo Mortgage-Backed Securities Trust, Series 2006 AR1, Class 2A2 SEQ, VRN, 5.41%, 1/3/11(2)	75,542	76,513
Wells Fargo Mortgage-Backed Securities Trust, Series 2006 AR15, Class A1, VRN, 5.43%, 1/3/11	63,920	58,224
Wells Fargo Mortgage-Backed Securities Trust, Series 2006 AR19, Class A1, VRN, 5.49%, 1/3/11(2)	251,687	236,557
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	255,914	256,420
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36(2)	200,000	188,738
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	330,781	315,243
Wells Fargo Mortgage-Backed Securities Trust, Series 2007 AR10, Class 1A1, VRN, 6.20%, 1/3/11	385,440	386,981

Core Plus – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/37		$ 354,604	$ 366,990
			6,883,637
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
FHLMC, Series 3203, Class VN SEQ, 5.00%, 6/15/22(2)		200,000	213,442
FNMA, Series 2003-10, Class HW SEQ, 5.00%, 11/25/16(2)		53,865	54,207
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.66%, 1/25/11, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(2)		35,971	36,125
FNMA, Series 2005-47, Class AN SEQ, 5.00%, 12/25/16(2)		59,437	59,964
			363,738
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $7,079,786)			7,247,375
SOVEREIGN GOVERNMENTS & AGENCIES — 3.0%
BRAZIL — 0.5%
Brazilian Government International Bond, 5.875%, 1/15/19(2)		370,000	412,550
Brazilian Government International Bond, 4.875%, 1/22/21		130,000	133,250
Brazilian Government International Bond, 5.625%, 1/7/41(2)		100,000	99,750
			645,550
CANADA — 0.1%
Province of Ontario Canada, 5.45%, 4/27/16(2)		100,000	113,857
GERMANY — 2.0%
German Federal Republic, 3.50%, 7/4/19	EUR	2,020,000	2,834,978
KfW, 4.125%, 10/15/14(2)		$ 140,000	152,355
			2,987,333
ITALY — 0.1%
Republic of Italy, 3.125%, 1/26/15(2)		170,000	165,994
MEXICO — 0.2%
United Mexican States, 5.625%, 1/15/17(2)		70,000	77,770
United Mexican States, 5.95%, 3/19/19(2)		250,000	280,000
United Mexican States, 6.05%, 1/11/40(2)		40,000	41,100
			398,870
NORWAY — 0.1%
Government of Norway, 6.00%, 5/16/11	NOK	660,000	114,621
POLAND(3)
Poland Government International Bond, 3.875%, 7/16/15(2)		$ 40,000	40,855
Poland Government International Bond, 6.375%, 7/15/19(2)		50,000	56,261
			97,116
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $4,553,316)			4,523,341
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS — 2.3%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 1.2%
FNMA, 1.00%, 9/23/13		239,000	238,798
FNMA, 1.625%, 10/26/15		1,000,000	975,799
FNMA, 5.00%, 2/13/17(2)		295,000	333,313
FNMA, 6.625%, 11/15/30(2)		428,000	541,663
			2,089,573
GOVERNMENT-BACKED CORPORATE BONDS(6) — 1.1%
Bank of America Corp., 3.125%, 6/15/12(2)		400,000	414,433
General Electric Capital Corp., 2.25%, 3/12/12(2)		400,000	408,584
General Electric Capital Corp., 2.20%, 6/8/12(2)		400,000	409,099

Core Plus – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Morgan Stanley, 2.00%, 9/22/11(2)	$ 250,000	$ 253,075
		1,485,191
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $3,542,642)		3,574,764
MUNICIPAL SECURITIES — 2.2%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.83%, 2/15/41(2)	50,000	54,352
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47(2)	65,000	59,848
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50(2)	100,000	103,170
Bay Area Toll Auth. Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40(2)	250,000	251,152
California GO, (Building Bonds), 6.65%, 3/1/22(2)	40,000	42,123
California GO, (Building Bonds), 7.55%, 4/1/39(2)	100,000	104,434
California GO, (Building Bonds), 7.60%, 11/1/40(2)	45,000	47,305
Georgia Municipal Electric Auth. Rev., Series 2010 J, (Building Bonds), 6.64%, 4/1/57(2)	180,000	177,352
Illinois GO, (Building Bonds), 7.35%, 7/1/35(2)	45,000	44,298
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(2)	120,000	90,616
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	50,000	46,283
Kansas State Department of Transportation Highway Rev., Series 2010 A, (Building Bonds), 4.60%, 9/1/35(2)	45,000	41,650
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49 (Election of 2008)(2)	150,000	156,012
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39(2)	10,000	8,802
Maryland State Transportation Auth. Rev., (Building Bonds), 5.75%, 7/1/41(2)	30,000	30,850
Metropolitan Transportation Auth. Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40(2)	120,000	121,657
Metropolitan Transportation Auth. Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40(2)	125,000	130,132
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33(2)	50,000	49,836
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(2)	40,000	44,294
New Jersey State Turnpike Auth. Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41(2)	60,000	65,587
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37(2)	150,000	158,499
New York Municipal Water Finance Auth. Rev., Series 2010 D, (Building Bonds), 5.95%, 6/15/42(2)	80,000	81,513
Ohio University General Receipts. Rev. (The), Series 2010 C, (Building Bonds), 4.91%, 6/1/40(2)	110,000	100,647
Ohio Water Development Auth. Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34(2)	80,000	76,442
Oregon State Department of Transportation Highway Usertax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34(2)	40,000	41,168
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49(2)	250,000	225,472
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40(2)	175,000	175,634
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36(2)	150,000	146,341
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41(2)	115,000	106,108

Core Plus – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39(2)		$ 50,000	$ 51,909
San Francisco City and County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40(2)		70,000	66,553
Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32(2)		140,000	137,011
Texas GO, (Building Bonds), 5.52%, 4/1/39(2)		60,000	61,446
University Regiments Medical Center Rev., (Building Bonds), 6.55%, 5/15/48(2)		150,000	148,047
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40(2)		90,000	87,465
TOTAL MUNICIPAL SECURITIES
(Cost $3,368,767)			3,334,008
SHORT-TERM INVESTMENTS — 0.1%
Government of Canada Treasury Bill, 0.95%, 2/17/11(7)
(Cost $205,314)	CAD	210,000	210,944
ASSET-BACKED SECURITIES(3)(4)
SLM Student Loan Trust, Series 2007-8, Class A1, VRN, 0.52%, 1/25/11, resets quarterly off the 3-month LIBOR plus 0.23% with no caps(2)
(Cost $27,035)		$ 27,035	27,043
TEMPORARY CASH INVESTMENTS — 2.6%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares		78,170	78,170
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.25%, 1/31/15, valued at $4,002,647), in a joint trading account at 0.12%, dated 12/31/10, due 1/3/11 (Delivery value $3,923,039)			3,923,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $4,001,170)			4,001,170
TOTAL INVESTMENT SECURITIES — 101.4%
(Cost $151,654,831)			154,719,738
OTHER ASSETS AND LIABILITIES — (1.4)%			(2,130,086)
TOTAL NET ASSETS — 100.0%			$152,589,652

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
2,149,703	EUR for USD	Barclays Bank plc	1/28/11	$2,872,648	$105,765
58,115	EUR for USD	Barclays Bank plc	1/28/11	77,659	1,332
				$2,950,307	$107,097
(Value on Settlement Date $3,057,404)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
37	U.S. Long Bond	March 2011	$4,518,625	$(187,990)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
121	U.S. Treasury 2-Year Notes	March 2011	$26,487,656	$66,612

Core Plus – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - SELL PROTECTION
$609,000	Receive quarterly a fixed rate equal to 5.00% per annum multiplied by the notional amount and pay Barclays Bank plc upon each default event of one of the issues of CDX North America High Yield 11 Index, par value of the proportional notional amount. Expires December 2013.*	$(81,279)	$ 36,189
1,800,000	Receive quarterly a fixed rate equal to 1.00% per annum multiplied by the notional amount and pay Bank of America N.A. upon each default event of one of the issues of CDX North America Investment Grade 14 Index, par value of the proportional notional amount. Expires June 2015.*	(12,624)	16,975
250,000	Receive quarterly a fixed rate equal to 5.00% per annum multiplied by the notional amount and pay Barclays Bank plc upon each default event of Community Health Systems, Inc., par value of the proportional notional amount of Community Health Systems, Inc., 8.88%, 7/15/15. Expires December 2012.*	17,730	16,156
		$(76,173)	$69,320
*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Core Plus – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

Notes to Schedule of Investments
CAD	-	Canadian Dollar
CDX	-	Credit Derivative Indexes
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
ETF	-	Exchange Traded Fund
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
NOK	-	Norwegian Krone
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $5,453,087, which represented 3.6% of total net assets.

(2)	Security, or a portion thereof, has been segregated for forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $36,092,000.
(3)	Category is less than 0.05% of total net assets.
(4)	Final maturity date indicated, unless otherwise noted.
(5)	Forward commitment.
(6)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(7)	The rate indicated is the yield to maturity at purchase.

Core Plus – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of  unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Core Plus – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Corporate Bonds	$1,029,306	$51,339,575	–
U.S. Government Agency Mortgage-Backed Securities	–	37,379,208	–
U.S. Treasury Securities	–	29,395,614	–
Commercial Mortgage-Backed Securities	–	12,657,390	–
Collateralized Mortgage Obligations	–	7,247,375	–
Sovereign Governments & Agencies	–	4,523,341	–
U.S. Government Agency Securities and Equivalents	–	3,574,764	–
Municipal Securities	–	3,334,008	–
Short-Term Investments	–	210,944	–
Asset-Backed Securities	–	27,043	–
Temporary Cash Investments	78,170	3,923,000	–
Total Value of Investment Securities	$1,107,476	$153,612,262	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$107,097	–
Futures Contracts	$(121,378)	–	–
Swap Agreements	–	145,493	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$(121,378)	$252,590	–

3. Federal Tax Information

As of December 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$151,654,831
Gross tax appreciation of investments	$4,053,854
Gross tax depreciation of investments	(988,947)
Net tax appreciation (depreciation) of investments	$3,064,907

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Diversified Bond Fund

December 31, 2010

Diversified Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

CORPORATE BONDS — 27.3%
AEROSPACE & DEFENSE — 0.5%
Honeywell International, Inc., 5.30%, 3/1/18(1)	$ 610,000	$ 679,843
L-3 Communications Corp., 5.875%, 1/15/15(1)	6,400,000	6,552,000
L-3 Communications Corp., 5.20%, 10/15/19(1)	290,000	295,337
Lockheed Martin Corp., 7.65%, 5/1/16(1)	1,700,000	2,071,404
Lockheed Martin Corp., 5.50%, 11/15/39(1)	1,888,000	1,930,663
Northrop Grumman Corp., 3.70%, 8/1/14(1)	1,300,000	1,366,312
United Technologies Corp., 6.125%, 2/1/19(1)	2,660,000	3,115,666
United Technologies Corp., 6.05%, 6/1/36(1)	1,027,000	1,163,555
United Technologies Corp., 6.125%, 7/15/38(1)	1,440,000	1,664,005
United Technologies Corp., 5.70%, 4/15/40(1)	3,500,000	3,829,696
		22,668,481
AUTOMOBILES — 0.2%
American Honda Finance Corp., 2.375%, 3/18/13(1)(2)	3,120,000	3,174,142
American Honda Finance Corp., 2.50%, 9/21/15(1)(2)	5,960,000	5,892,163
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(1)(2)	2,150,000	2,194,965
		11,261,270
BEVERAGES — 0.5%
Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12(1)	5,080,000	5,243,876
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19(1)(2)	3,310,000	4,125,203
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19(2)	7,580,000	9,050,998
Diageo Capital plc, 5.20%, 1/30/13(1)	1,160,000	1,251,572
PepsiCo, Inc., 4.875%, 11/1/40(1)	1,100,000	1,071,504
SABMiller plc, 6.20%, 7/1/11(1)(2)	2,060,000	2,113,410
SABMiller plc, 5.50%, 8/15/13(1)(2)	1,621,000	1,760,506
		24,617,069
BIOTECHNOLOGY — 0.1%
Amgen, Inc., 5.85%, 6/1/17(1)	2,560,000	2,926,193
Amgen, Inc., 3.45%, 10/1/20(1)	540,000	515,582
		3,441,775
BUILDING PRODUCTS — 0.1%
Owens Corning, 6.50%, 12/1/16(1)	4,031,000	4,274,549
CAPITAL MARKETS — 2.4%
Ameriprise Financial, Inc., 5.30%, 3/15/20(1)	1,900,000	2,002,554
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17(1)	11,977,000	13,673,219
Credit Suisse (New York), 5.00%, 5/15/13(1)	4,330,000	4,662,912
Credit Suisse (New York), 5.50%, 5/1/14(1)	2,320,000	2,546,177
Credit Suisse (New York), 5.30%, 8/13/19(1)	3,300,000	3,491,723
Credit Suisse (New York), 4.375%, 8/5/20(1)	5,470,000	5,380,834
Deutsche Bank AG (London), 4.875%, 5/20/13(1)	810,000	868,995
Deutsche Bank AG (London), 3.875%, 8/18/14(1)	3,180,000	3,341,035
Goldman Sachs Group, Inc. (The), 5.45%, 11/1/12(1)	400,000	427,997
Goldman Sachs Group, Inc. (The), 6.00%, 5/1/14(1)	3,600,000	3,968,906
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15(1)	3,520,000	3,785,281
Goldman Sachs Group, Inc. (The), 3.70%, 8/1/15(1)	3,790,000	3,865,717
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(1)	11,070,000	12,927,635
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20(1)	7,120,000	7,370,845
Jefferies Group, Inc., 8.50%, 7/15/19(1)	2,500,000	2,862,893
Korea Development Bank, 3.25%, 3/9/16(1)	3,010,000	2,933,988
Merrill Lynch & Co., Inc., 6.15%, 4/25/13(1)	1,965,000	2,109,597

Diversified Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Morgan Stanley, 4.20%, 11/20/14(1)	$ 4,850,000	$ 4,959,334
Morgan Stanley, 6.00%, 4/28/15(1)	6,310,000	6,840,261
Morgan Stanley, 6.625%, 4/1/18(1)	5,770,000	6,268,170
Morgan Stanley, 7.30%, 5/13/19(1)	2,430,000	2,739,650
Morgan Stanley, 5.625%, 9/23/19(1)	4,000,000	4,085,720
Morgan Stanley, 5.50%, 7/24/20(1)	2,800,000	2,833,986
UBS AG (Stamford Branch), 2.25%, 8/12/13(1)	2,620,000	2,644,020
UBS AG (Stamford Branch), 5.875%, 12/20/17(1)	4,250,000	4,680,984
UBS AG (Stamford Branch), 5.75%, 4/25/18(1)	1,250,000	1,360,451
		112,632,884
CHEMICALS — 0.5%
CF Industries, Inc., 6.875%, 5/1/18	4,130,000	4,429,425
Dow Chemical Co. (The), 4.85%, 8/15/12(1)	1,690,000	1,782,257
Dow Chemical Co. (The), 5.90%, 2/15/15(1)	4,380,000	4,853,968
Dow Chemical Co. (The), 2.50%, 2/15/16(1)	1,660,000	1,598,132
Dow Chemical Co. (The), 8.55%, 5/15/19(1)	5,210,000	6,539,644
Dow Chemical Co. (The), 4.25%, 11/15/20(1)	2,650,000	2,548,510
Mosaic Co. (The), 7.625%, 12/1/16(1)(2)	2,100,000	2,260,140
PPG Industries, Inc., 5.50%, 11/15/40(1)	570,000	561,323
Rohm & Haas Co., 5.60%, 3/15/13(1)	550,000	588,359
		25,161,758
COMMERCIAL BANKS — 1.1%
Barclays Bank plc, 5.00%, 9/22/16(1)	3,590,000	3,803,659
BB&T Corp., 5.70%, 4/30/14(1)	1,680,000	1,849,799
Fifth Third Bancorp., 6.25%, 5/1/13(1)	3,882,000	4,209,893
HSBC Bank plc, 3.50%, 6/28/15(1)(2)	2,980,000	3,057,966
HSBC Holdings plc, 6.80%, 6/1/38(1)	1,620,000	1,757,394
HSBC USA, Inc., 5.00%, 9/27/20(1)	2,880,000	2,793,053
Huntington Bancshares, Inc., 7.00%, 12/15/20(1)	840,000	886,019
National Australia Bank Ltd., 2.75%, 9/28/15(1)(2)	2,210,000	2,178,448
PNC Bank N.A., 4.875%, 9/21/17(1)	882,000	906,666
PNC Bank N.A., 6.00%, 12/7/17(1)	1,830,000	1,993,276
PNC Funding Corp., 3.625%, 2/8/15(1)	2,800,000	2,897,815
PNC Funding Corp., 4.25%, 9/21/15(1)	430,000	451,834
PNC Funding Corp., 4.375%, 8/11/20(1)	1,720,000	1,703,178
Royal Bank of Scotland plc (The), 3.95%, 9/21/15	5,450,000	5,363,220
SunTrust Bank, 7.25%, 3/15/18(1)	320,000	355,315
Wachovia Bank N.A., 4.80%, 11/1/14(1)	1,500,000	1,596,220
Wachovia Bank N.A., 4.875%, 2/1/15(1)	3,320,000	3,523,971
Wells Fargo & Co., 4.375%, 1/31/13(1)	4,280,000	4,531,566
Wells Fargo & Co., 3.625%, 4/15/15(1)	2,250,000	2,335,428
Wells Fargo & Co., 5.625%, 12/11/17(1)	3,700,000	4,102,512
Westpac Banking Corp., 3.00%, 8/4/15(1)	2,520,000	2,535,440
		52,832,672
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Corrections Corp. of America, 6.25%, 3/15/13(1)	4,170,000	4,232,550
Corrections Corp. of America, 7.75%, 6/1/17(1)	2,800,000	2,985,500
Republic Services, Inc., 5.50%, 9/15/19(1)	5,870,000	6,412,605
Republic Services, Inc., 6.20%, 3/1/40(1)	2,470,000	2,686,799
Waste Management, Inc., 4.75%, 6/30/20(1)	1,120,000	1,150,556
Waste Management, Inc., 6.125%, 11/30/39(1)	2,070,000	2,223,035
		19,691,045

Diversified Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39(1)	$ 2,530,000	$ 2,812,067
CONSUMER FINANCE — 1.5%
American Express Centurion Bank, 5.55%, 10/17/12(1)	2,600,000	2,782,195
American Express Centurion Bank, 6.00%, 9/13/17(1)	4,840,000	5,401,212
American Express Co., 7.25%, 5/20/14(1)	4,900,000	5,586,456
American Express Credit Corp., 2.75%, 9/15/15(1)	1,830,000	1,802,109
Capital One Bank USA N.A., 8.80%, 7/15/19(1)	3,000,000	3,695,898
Capital One Capital V, 10.25%, 8/15/39(1)	1,800,000	1,937,250
Ford Motor Credit Co. LLC, 5.625%, 9/15/15(1)	3,560,000	3,690,097
General Electric Capital Corp., 3.75%, 11/14/14(1)	9,460,000	9,787,742
General Electric Capital Corp., 2.25%, 11/9/15(1)	5,220,000	5,023,968
General Electric Capital Corp., 5.625%, 9/15/17(1)	5,480,000	6,017,259
General Electric Capital Corp., 6.00%, 8/7/19(1)	8,480,000	9,450,807
General Electric Capital Corp., 4.375%, 9/16/20(1)	5,970,000	5,886,898
General Electric Capital Corp., 6.875%, 1/10/39(1)	2,000,000	2,319,068
John Deere Capital Corp., 4.90%, 9/9/13(1)	1,200,000	1,309,245
SLM Corp., 5.375%, 1/15/13(1)	1,900,000	1,938,863
SLM Corp., 5.00%, 10/1/13(1)	1,750,000	1,755,637
		68,384,704
CONTAINERS & PACKAGING — 0.1%
Ball Corp., 7.125%, 9/1/16(1)	2,950,000	3,193,375
Ball Corp., 6.75%, 9/15/20(1)	3,450,000	3,639,750
		6,833,125
DIVERSIFIED FINANCIAL SERVICES — 2.0%
Arch Western Finance LLC, 6.75%, 7/1/13(1)	1,577,000	1,600,655
Bank of America Corp., 4.90%, 5/1/13(1)	3,050,000	3,181,702
Bank of America Corp., 4.50%, 4/1/15(1)	5,420,000	5,513,815
Bank of America Corp., 6.50%, 8/1/16(1)	13,040,000	14,166,213
Bank of America Corp., 5.75%, 12/1/17(1)	1,790,000	1,865,368
Bank of America Corp., 5.65%, 5/1/18(1)	1,300,000	1,330,282
Bank of America Corp., 5.625%, 7/1/20(1)	5,080,000	5,188,494
Bank of America Corp., 5.875%, 1/5/21(1)	1,080,000	1,119,487
Bank of America N.A., 5.30%, 3/15/17(1)	6,439,000	6,534,040
Citigroup, Inc., 6.00%, 12/13/13(1)	7,270,000	7,949,563
Citigroup, Inc., 6.01%, 1/15/15(1)	10,490,000	11,518,156
Citigroup, Inc., 4.75%, 5/19/15	1,420,000	1,488,343
Citigroup, Inc., 6.125%, 5/15/18(1)	2,940,000	3,225,659
Citigroup, Inc., 8.50%, 5/22/19(1)	1,200,000	1,492,057
Citigroup, Inc., 5.375%, 8/9/20(1)	2,140,000	2,227,637
Citigroup, Inc., 8.125%, 7/15/39(1)	2,600,000	3,318,143
HSBC Finance Corp., 4.75%, 7/15/13(1)	1,400,000	1,477,424
JPMorgan Chase & Co., 3.70%, 1/20/15(1)	2,240,000	2,320,320
JPMorgan Chase & Co., 6.00%, 1/15/18(1)	13,980,000	15,634,743
JPMorgan Chase Bank National Association, 5.875%, 6/13/16(1)	1,250,000	1,368,734
		92,520,835
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
Alltel Corp., 7.875%, 7/1/32(1)	1,190,000	1,524,825
AT&T, Inc., 6.70%, 11/15/13(1)	2,170,000	2,467,119
AT&T, Inc., 5.10%, 9/15/14(1)	1,000,000	1,095,024
AT&T, Inc., 6.80%, 5/15/36(1)	1,000,000	1,111,027
AT&T, Inc., 6.55%, 2/15/39(1)	8,240,000	8,998,929

Diversified Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

British Telecommunications plc, 5.15%, 1/15/13(1)	$ 2,060,000	$ 2,194,246
British Telecommunications plc, 5.95%, 1/15/18(1)	3,450,000	3,781,555
Cellco Partnership/Verizon Wireless Capital LLC, 3.75%, 5/20/11(1)	300,000	303,706
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14(1)	1,580,000	1,743,516
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(1)	2,490,000	3,263,225
CenturyLink, Inc., 7.60%, 9/15/39(1)	3,220,000	3,254,921
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(1)	3,000,000	3,553,002
Deutsche Telekom International Finance BV, 8.75%, 6/15/30(1)	800,000	1,078,031
Embarq Corp., 7.08%, 6/1/16(1)	944,000	1,045,159
France Telecom SA, 4.375%, 7/8/14(1)	3,140,000	3,357,740
Frontier Communications Corp., 8.25%, 4/15/17(1)	1,000,000	1,102,500
Frontier Communications Corp., 8.50%, 4/15/20(1)	5,000,000	5,487,500
Qwest Corp., 7.875%, 9/1/11(1)	1,950,000	2,013,375
Qwest Corp., 8.875%, 3/15/12(1)	1,300,000	1,408,875
Qwest Corp., 7.50%, 10/1/14(1)	800,000	900,000
Sprint Capital Corp., 7.625%, 1/30/11(1)	2,870,000	2,880,762
Telecom Italia Capital SA, 6.18%, 6/18/14(1)	4,410,000	4,693,537
Telecom Italia Capital SA, 7.00%, 6/4/18(1)	3,280,000	3,477,981
Telefonica Emisiones SAU, 5.88%, 7/15/19(1)	2,800,000	2,865,680
Verizon Communications, Inc., 6.10%, 4/15/18(1)	2,799,000	3,184,190
Verizon Communications, Inc., 8.75%, 11/1/18(1)	2,670,000	3,491,749
Verizon Communications, Inc., 6.40%, 2/15/38(1)	870,000	965,631
Verizon Communications, Inc., 7.35%, 4/1/39(1)	3,660,000	4,516,740
Windstream Corp., 7.875%, 11/1/17(1)	6,740,000	7,119,125
		82,879,670
ELECTRIC UTILITIES — 0.7%
Carolina Power & Light Co., 5.15%, 4/1/15(1)	1,123,000	1,241,659
Carolina Power & Light Co., 5.25%, 12/15/15(1)	545,000	611,704
Carolina Power & Light Co., 5.30%, 1/15/19(1)	770,000	856,127
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(1)	2,331,000	2,497,475
Duke Energy Carolinas LLC, 7.00%, 11/15/18(1)	1,670,000	2,045,650
Duke Energy Corp., 6.30%, 2/1/14(1)	1,570,000	1,749,971
Duke Energy Corp., 3.95%, 9/15/14(1)	4,010,000	4,205,756
Edison International, 3.75%, 9/15/17(1)	2,920,000	2,903,639
Exelon Generation Co. LLC, 5.20%, 10/1/19(1)	3,000,000	3,143,952
Exelon Generation Co. LLC, 4.00%, 10/1/20(1)	2,310,000	2,166,064
FirstEnergy Corp., 6.45%, 11/15/11(1)	96,000	99,927
FirstEnergy Solutions Corp., 6.05%, 8/15/21(1)	5,220,000	5,372,810
Florida Power Corp., 5.65%, 6/15/18(1)	790,000	893,376
Florida Power Corp., 6.35%, 9/15/37(1)	1,307,000	1,504,605
Niagara Mohawk Power Corp., 4.88%, 8/15/19(2)	1,600,000	1,702,007
Pacificorp, 6.00%, 1/15/39(1)	2,340,000	2,590,127
Southern California Edison Co., 5.625%, 2/1/36(1)	780,000	823,181
		34,408,030
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Jabil Circuit, Inc., 7.75%, 7/15/16(1)	4,100,000	4,622,750
Jabil Circuit, Inc., 5.625%, 12/15/20(1)	3,140,000	3,100,750
		7,723,500
ENERGY EQUIPMENT & SERVICES — 0.1%
Pride International, Inc., 6.875%, 8/15/20(1)	800,000	834,000
Transocean, Inc., 6.50%, 11/15/20(1)	2,190,000	2,329,415

Diversified Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Weatherford International Ltd., 9.625%, 3/1/19(1)	$ 3,000,000	$ 3,855,318
		7,018,733
FOOD & STAPLES RETAILING — 0.7%
CVS Caremark Corp., 6.60%, 3/15/19(1)	6,730,000	7,892,722
Delhaize Group SA, 5.875%, 2/1/14(1)	3,460,000	3,821,020
Delhaize Group SA, 6.50%, 6/15/17(1)	550,000	624,352
Kroger Co. (The), 5.00%, 4/15/13(1)	1,580,000	1,703,134
Kroger Co. (The), 6.40%, 8/15/17(1)	3,900,000	4,483,959
Safeway, Inc., 5.80%, 8/15/12(1)	1,670,000	1,797,989
Wal-Mart Stores, Inc., 5.875%, 4/5/27(1)	1,060,000	1,180,125
Wal-Mart Stores, Inc., 6.20%, 4/15/38(1)	640,000	731,133
Wal-Mart Stores, Inc., 5.625%, 4/1/40(1)	3,640,000	3,890,858
Wal-Mart Stores, Inc., 4.875%, 7/8/40	3,440,000	3,289,741
Wal-Mart Stores, Inc., 5.00%, 10/25/40(1)	3,680,000	3,587,879
		33,002,912
FOOD PRODUCTS — 0.7%
General Mills, Inc., 5.25%, 8/15/13(1)	4,970,000	5,466,205
General Mills, Inc., 5.65%, 2/15/19(1)	1,660,000	1,851,044
Hershey Co. (The), 4.125%, 12/1/20(1)	1,710,000	1,728,016
Kellogg Co., 4.45%, 5/30/16(1)	2,400,000	2,586,394
Kraft Foods, Inc., 6.00%, 2/11/13(1)	830,000	909,350
Kraft Foods, Inc., 6.75%, 2/19/14(1)	1,190,000	1,357,497
Kraft Foods, Inc., 5.375%, 2/10/20(1)	5,090,000	5,488,124
Kraft Foods, Inc., 6.50%, 2/9/40(1)	3,525,000	3,963,908
Mead Johnson Nutrition Co., 3.50%, 11/1/14(1)	1,900,000	1,966,508
Mead Johnson Nutrition Co., 5.90%, 11/1/39(1)	2,600,000	2,701,169
Ralcorp Holdings, Inc., 6.625%, 8/15/39(1)	3,100,000	3,222,004
Tyson Foods, Inc., 7.35%, 4/1/16(1)	2,580,000	2,842,837
		34,083,056
HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Baxter International, Inc., 5.90%, 9/1/16(1)	1,130,000	1,311,513
Boston Scientific Corp., 4.50%, 1/15/15(1)	2,320,000	2,370,933
CareFusion Corp., 4.125%, 8/1/12(1)	400,000	416,908
Covidien International Finance SA, 1.875%, 6/15/13(1)	3,580,000	3,625,033
		7,724,387
HEALTH CARE PROVIDERS & SERVICES — 0.7%
Express Scripts, Inc., 5.25%, 6/15/12(1)	5,700,000	6,018,197
Express Scripts, Inc., 7.25%, 6/15/19(1)	8,020,000	9,508,071
HCA, Inc., 7.875%, 2/15/20(1)	5,140,000	5,525,500
Medco Health Solutions, Inc., 7.25%, 8/15/13(1)	7,061,000	8,025,137
Medco Health Solutions, Inc., 4.125%, 9/15/20(1)	3,500,000	3,390,926
WellPoint, Inc., 5.80%, 8/15/40(1)	1,470,000	1,502,493
		33,970,324
HOTELS, RESTAURANTS & LEISURE — 0.3%
International Game Technology, 5.50%, 6/15/20(1)	2,150,000	2,166,450
McDonald's Corp., 5.35%, 3/1/18(1)	1,550,000	1,741,732
Wyndham Worldwide Corp., 6.00%, 12/1/16(1)	1,500,000	1,571,599
Wyndham Worldwide Corp., 5.75%, 2/1/18(1)	2,360,000	2,403,193
Yum! Brands, Inc., 8.875%, 4/15/11(1)	600,000	613,324
Yum! Brands, Inc., 5.30%, 9/15/19(1)	3,545,000	3,761,309
		12,257,607

Diversified Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

HOUSEHOLD DURABLES — 0.2%
Jarden Corp., 8.00%, 5/1/16	$ 4,960,000	$ 5,425,000
Jarden Corp., 6.125%, 11/15/22(1)	1,610,000	1,543,588
Toll Brothers Finance Corp., 6.75%, 11/1/19(1)	2,500,000	2,631,052
		9,599,640
HOUSEHOLD PRODUCTS(3)
Kimberly-Clark Corp., 7.50%, 11/1/18(1)	820,000	1,029,015
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp. (The), 8.00%, 10/15/17(1)	4,200,000	4,462,500
INDUSTRIAL CONGLOMERATES — 0.2%
General Electric Co., 5.00%, 2/1/13(1)	2,734,000	2,924,018
General Electric Co., 5.25%, 12/6/17(1)	4,251,000	4,598,171
		7,522,189
INSURANCE — 1.1%
Allstate Corp. (The), 7.45%, 5/16/19	4,840,000	5,883,538
American International Group, Inc., 3.65%, 1/15/14	1,680,000	1,711,125
American International Group, Inc., 5.85%, 1/16/18(1)	2,000,000	2,068,206
American International Group, Inc., 8.25%, 8/15/18(1)	2,050,000	2,368,570
CNA Financial Corp., 5.875%, 8/15/20(1)	1,640,000	1,635,870
Genworth Financial, Inc., 7.20%, 2/15/21(1)	1,680,000	1,722,753
Hartford Financial Services Group, Inc., 4.00%, 3/30/15(1)	2,120,000	2,127,812
Hartford Financial Services Group, Inc., 5.50%, 3/30/20(1)	1,330,000	1,351,601
Lincoln National Corp., 6.25%, 2/15/20(1)	3,550,000	3,879,067
MetLife Global Funding I, 2.875%, 9/17/12(1)(2)	600,000	615,215
MetLife Global Funding I, 5.125%, 4/10/13(1)(2)	2,170,000	2,337,735
MetLife, Inc., 2.375%, 2/6/14(1)	1,600,000	1,608,782
MetLife, Inc., 6.75%, 6/1/16(1)	5,100,000	5,922,625
New York Life Global Funding, 4.65%, 5/9/13(1)(2)	1,630,000	1,753,839
Prudential Financial, Inc., 3.625%, 9/17/12(1)	1,850,000	1,920,751
Prudential Financial, Inc., 7.375%, 6/15/19(1)	6,390,000	7,546,232
Prudential Financial, Inc., 5.40%, 6/13/35(1)	600,000	572,215
Prudential Financial, Inc., 6.20%, 11/15/40(1)	1,275,000	1,353,478
Travelers Cos., Inc. (The), 5.90%, 6/2/19(1)	3,120,000	3,520,698
Travelers Cos., Inc. (The), 3.90%, 11/1/20(1)	1,300,000	1,265,414
		51,165,526
INTERNET SOFTWARE & SERVICES(3)
eBay, Inc., 3.25%, 10/15/20(1)	1,220,000	1,137,141
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc., 6.35%, 3/15/40(1)	3,310,000	3,360,501
Mattel, Inc., 6.20%, 10/1/40(1)	900,000	888,454
		4,248,955
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Bio-Rad Laboratories, Inc., 4.875%, 12/15/20(1)	1,910,000	1,864,118
Thermo Fisher Scientific, Inc., 2.15%, 12/28/12(1)	500,000	508,844
		2,372,962
MACHINERY — 0.1%
Deere & Co., 5.375%, 10/16/29(1)	3,450,000	3,660,343
MEDIA — 2.5%
CBS Corp., 5.75%, 4/15/20(1)	40,000	42,583
CBS Corp., 4.30%, 2/15/21(1)	2,980,000	2,835,294
CBS Corp., 5.50%, 5/15/33(1)	3,780,000	3,485,444
Comcast Corp., 5.90%, 3/15/16(1)	4,904,000	5,496,384

Diversified Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Comcast Corp., 5.70%, 5/15/18(1)	$ 1,350,000	$ 1,487,962
Comcast Corp., 5.15%, 3/1/20(1)	1,700,000	1,788,849
Comcast Corp., 6.40%, 5/15/38(1)	650,000	696,947
Comcast Corp., 6.40%, 3/1/40(1)	4,310,000	4,635,547
CSC Holdings, Inc., 6.75%, 4/15/12(1)	742,000	772,608
DirecTV Holdings LLC, 3.55%, 3/15/15(1)	4,120,000	4,189,665
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(1)	7,000,000	7,466,704
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 6.375%, 6/15/15(1)	3,320,000	3,448,650
DISH DBS Corp., 7.00%, 10/1/13(1)	1,815,000	1,946,588
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(1)	6,040,000	7,097,000
Lamar Media Corp., 9.75%, 4/1/14(1)	3,380,000	3,903,900
NBC Universal, Inc., 5.15%, 4/30/20(1)(2)	2,280,000	2,367,869
NBC Universal, Inc., 4.375%, 4/1/21(2)	5,630,000	5,475,642
NBC Universal, Inc., 5.95%, 4/1/41(2)	1,440,000	1,444,890
News America, Inc., 6.90%, 8/15/39(1)	4,090,000	4,698,428
Omnicom Group, Inc., 4.45%, 8/15/20(1)	4,840,000	4,745,233
Time Warner Cable, Inc., 5.40%, 7/2/12(1)	4,410,000	4,683,486
Time Warner Cable, Inc., 6.75%, 7/1/18(1)	9,700,000	11,324,071
Time Warner, Inc., 3.15%, 7/15/15(1)	4,070,000	4,139,536
Time Warner, Inc., 4.875%, 3/15/20(1)	170,000	177,375
Time Warner, Inc., 7.70%, 5/1/32(1)	2,740,000	3,354,275
Time Warner, Inc., 6.10%, 7/15/40(1)	2,530,000	2,663,991
Viacom, Inc., 6.25%, 4/30/16(1)	9,130,000	10,402,119
Virgin Media Finance plc, 9.125%, 8/15/16(1)	550,000	588,500
Virgin Media Secured Finance plc, 6.50%, 1/15/18(1)	6,340,000	6,704,550
WMG Acquisition Corp., 9.50%, 6/15/16	2,870,000	3,092,425
		115,156,515
METALS & MINING — 0.8%
Alcoa, Inc., 6.15%, 8/15/20(1)	3,380,000	3,477,199
Anglo American Capital plc, 9.375%, 4/8/19(1)(2)	2,250,000	3,031,213
Anglo American Capital plc, 4.45%, 9/27/20(1)(2)	710,000	722,424
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20(1)	2,950,000	3,073,782
ArcelorMittal, 9.85%, 6/1/19(1)	3,850,000	4,873,057
ArcelorMittal, 5.25%, 8/5/20(1)	2,710,000	2,684,155
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(1)	3,285,000	3,638,489
Newmont Mining Corp., 6.25%, 10/1/39(1)	4,980,000	5,433,608
Rio Tinto Finance USA Ltd., 9.00%, 5/1/19(1)	1,250,000	1,681,435
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20(1)	1,660,000	1,579,014
Teck Resources Ltd., 5.375%, 10/1/15(1)	1,589,000	1,746,662
Teck Resources Ltd., 3.85%, 8/15/17	800,000	812,686
Vale Overseas Ltd., 5.625%, 9/15/19(1)	1,450,000	1,551,646
Vale Overseas Ltd., 4.625%, 9/15/20	2,010,000	2,000,119
		36,305,489
MULTILINE RETAIL — 0.1%
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(1)	1,296,000	1,344,600
Macy's Retail Holdings, Inc., 5.90%, 12/1/16(1)	2,650,000	2,842,125
		4,186,725
MULTI-UTILITIES — 0.8%
CenterPoint Energy Resources Corp., 6.125%, 11/1/17(1)	560,000	625,866
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(1)	950,000	997,055
CMS Energy Corp., 4.25%, 9/30/15	1,210,000	1,204,170
CMS Energy Corp., 8.75%, 6/15/19(1)	6,660,000	7,866,872

Diversified Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Dominion Resources, Inc., 6.40%, 6/15/18(1)	$ 6,000,000	$ 6,991,284
Nisource Finance Corp., 6.25%, 12/15/40(1)	1,910,000	1,948,280
Pacific Gas & Electric Co., 5.80%, 3/1/37(1)	6,297,000	6,696,696
PG&E Corp., 5.75%, 4/1/14(1)	1,030,000	1,128,230
Public Service Co. of Colorado, 5.80%, 8/1/18(1)	790,000	902,700
Sempra Energy, 8.90%, 11/15/13(1)	3,740,000	4,417,250
Sempra Energy, 6.50%, 6/1/16(1)	2,090,000	2,429,115
Sempra Energy, 9.80%, 2/15/19(1)	1,840,000	2,477,328
		37,684,846
OFFICE ELECTRONICS — 0.2%
Xerox Corp., 5.65%, 5/15/13(1)	1,370,000	1,485,717
Xerox Corp., 4.25%, 2/15/15(1)	3,600,000	3,770,460
Xerox Corp., 6.35%, 5/15/18(1)	2,000,000	2,257,850
Xerox Corp., 5.625%, 12/15/19(1)	2,170,000	2,330,218
		9,844,245
OIL, GAS & CONSUMABLE FUELS — 2.9%
Anadarko Petroleum Corp., 5.95%, 9/15/16(1)	4,240,000	4,560,502
Anadarko Petroleum Corp., 6.45%, 9/15/36(1)	4,900,000	4,902,465
Apache Corp., 5.10%, 9/1/40(1)	2,220,000	2,165,144
Apache Corp., 5.25%, 2/1/42(1)	1,600,000	1,596,040
BP Capital Markets plc, 4.50%, 10/1/20(1)	2,260,000	2,258,960
Cenovus Energy, Inc., 4.50%, 9/15/14(1)	2,260,000	2,423,780
Chesapeake Energy Corp., 7.625%, 7/15/13(1)	2,400,000	2,613,000
ConocoPhillips, 5.75%, 2/1/19(1)	4,200,000	4,794,233
El Paso Corp., 7.875%, 6/15/12(1)	2,630,000	2,784,031
El Paso Corp., 7.25%, 6/1/18(1)	5,150,000	5,538,902
Enbridge Energy Partners LP, 6.50%, 4/15/18(1)	2,470,000	2,826,535
Enbridge Energy Partners LP, 5.20%, 3/15/20(1)	1,610,000	1,690,523
Enbridge Energy Partners LP, 5.50%, 9/15/40(1)	2,970,000	2,833,730
Enterprise Products Operating LLC, 3.70%, 6/1/15(1)	2,500,000	2,581,535
Enterprise Products Operating LLC, 6.30%, 9/15/17(1)	7,370,000	8,327,687
Enterprise Products Operating LLC, 5.20%, 9/1/20(1)	1,000,000	1,037,986
Enterprise Products Operating LLC, 6.125%, 10/15/39(1)	1,000,000	1,044,394
Enterprise Products Operating LLC, 6.45%, 9/1/40(1)	1,600,000	1,733,066
EOG Resources, Inc., 5.625%, 6/1/19(1)	1,800,000	1,991,012
Hess Corp., 6.00%, 1/15/40(1)	2,100,000	2,208,872
Kinder Morgan Energy Partners LP, 6.75%, 3/15/11(1)	450,000	455,017
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(1)	3,630,000	4,166,401
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20(1)	2,600,000	2,704,731
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(1)	3,270,000	3,389,169
Magellan Midstream Partners LP, 6.55%, 7/15/19(1)	2,550,000	2,911,858
Motiva Enterprises LLC, 5.75%, 1/15/20(1)(2)	2,500,000	2,809,290
Newfield Exploration Co., 6.875%, 2/1/20(1)	4,500,000	4,758,750
Nexen, Inc., 5.65%, 5/15/17(1)	1,770,000	1,890,889
Nexen, Inc., 6.20%, 7/30/19(1)	2,610,000	2,815,083
Peabody Energy Corp., 6.50%, 9/15/20(1)	2,200,000	2,359,500
Pemex Project Funding Master Trust, 6.625%, 6/15/35(1)	900,000	920,245
Petrobras International Finance Co., 5.75%, 1/20/20(1)	2,290,000	2,387,481
Petroleos Mexicanos, 6.00%, 3/5/20(1)	3,600,000	3,834,000
Plains All American Pipeline LP/PAA Finance Corp., 4.25%, 9/1/12(1)	1,500,000	1,564,821
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15(1)	1,450,000	1,499,854
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19(1)	5,060,000	6,289,145

Diversified Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Shell International Finance BV, 3.10%, 6/28/15(1)	$ 5,900,000	$ 6,065,318
Shell International Finance BV, 4.30%, 9/22/19(1)	220,000	229,779
Shell International Finance BV, 6.375%, 12/15/38(1)	860,000	1,022,913
Suncor Energy, Inc., 6.10%, 6/1/18	4,065,000	4,680,957
Talisman Energy, Inc., 7.75%, 6/1/19(1)	6,020,000	7,443,953
TransCanada PipeLines Ltd., 3.80%, 10/1/20	120,000	117,335
Valero Energy Corp., 4.50%, 2/1/15(1)	5,180,000	5,392,437
Williams Partners LP, 5.25%, 3/15/20(1)	2,040,000	2,118,515
Williams Partners LP, 4.125%, 11/15/20(1)	2,010,000	1,907,643
		133,647,481
PAPER & FOREST PRODUCTS — 0.3%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)(2)	5,700,000	5,646,090
Georgia-Pacific LLC, 8.875%, 5/15/31(1)	1,000,000	1,235,000
International Paper Co., 9.375%, 5/15/19(1)	1,830,000	2,357,521
International Paper Co., 7.30%, 11/15/39(1)	3,000,000	3,429,402
		12,668,013
PHARMACEUTICALS — 0.7%
Abbott Laboratories, 5.875%, 5/15/16(1)	1,021,000	1,180,022
Abbott Laboratories, 5.30%, 5/27/40(1)	6,480,000	6,680,938
AstraZeneca plc, 5.90%, 9/15/17(1)	830,000	962,519
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13(1)	1,630,000	1,770,845
Pfizer, Inc., 7.20%, 3/15/39(1)	3,460,000	4,492,872
Roche Holdings, Inc., 5.00%, 3/1/14(1)(2)	2,750,000	3,013,667
Roche Holdings, Inc., 6.00%, 3/1/19(1)(2)	3,970,000	4,624,073
Teva Pharmaceutical Finance III LLC, 1.50%, 6/15/12(1)	1,250,000	1,261,944
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(1)	7,600,000	8,174,393
		32,161,273
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.5%
Boston Properties LP, 5.00%, 6/1/15(1)	1,000,000	1,073,454
Boston Properties LP, 4.125%, 5/15/21(1)	3,580,000	3,400,993
Digital Realty Trust LP, 4.50%, 7/15/15(2)	860,000	866,175
Digital Realty Trust LP, 5.875%, 2/1/20(1)	3,440,000	3,505,811
Host Hotels & Resort, Inc., 6.00%, 11/1/20(1)(2)	3,920,000	3,880,800
Kimco Realty Corp., 4.30%, 2/1/18(1)	420,000	412,716
Kimco Realty Corp., 6.875%, 10/1/19(1)	2,570,000	2,912,311
ProLogis, 6.875%, 3/15/20(1)	144,000	153,150
Reckson Operating LP, 7.75%, 3/15/20(1)	2,380,000	2,550,822
Simon Property Group LP, 5.75%, 12/1/15(1)	4,650,000	5,171,670
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15(1)	1,480,000	1,427,559
		25,355,461
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
AMB Property LP, 6.625%, 12/1/19(1)	3,340,000	3,670,743
ERP Operating LP, 4.75%, 7/15/20(1)	2,540,000	2,564,821
		6,235,564
ROAD & RAIL — 0.2%
Burlington Northern Santa Fe Corp., 5.05%, 3/1/41(1)	1,480,000	1,381,371
CSX Corp., 5.75%, 3/15/13(1)	1,680,000	1,832,716
Norfolk Southern Corp., 5.75%, 1/15/16(1)	750,000	843,707
Norfolk Southern Corp., 5.75%, 4/1/18(1)	2,400,000	2,714,196
Union Pacific Corp., 5.75%, 11/15/17(1)	2,780,000	3,125,882
		9,897,872

Diversified Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

SOFTWARE — 0.3%
Intuit, Inc., 5.75%, 3/15/17(1)	$ 2,833,000	$ 3,092,568
Oracle Corp., 5.25%, 1/15/16(1)	5,000,000	5,627,685
Oracle Corp., 5.375%, 7/15/40(1)(2)	5,430,000	5,518,905
		14,239,158
SPECIALTY RETAIL — 0.4%
GameStop Corp./GameStop, Inc., 8.00%, 10/1/12(1)	765,000	786,037
Home Depot, Inc. (The), 5.40%, 3/1/16(1)	6,860,000	7,696,083
Lowe's Cos., Inc., 2.125%, 4/15/16(1)	2,790,000	2,731,884
Ltd. Brands, Inc., 6.90%, 7/15/17(1)	3,550,000	3,789,625
Staples, Inc., 9.75%, 1/15/14(1)	1,650,000	2,000,901
		17,004,530
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Hanesbrands, Inc., 6.375%, 12/15/20(1)(2)	3,230,000	3,084,650
TOBACCO — 0.1%
Altria Group, Inc., 9.25%, 8/6/19(1)	475,000	620,871
Altria Group, Inc., 10.20%, 2/6/39(1)	2,550,000	3,696,352
		4,317,223
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
America Movil SAB de CV, 5.00%, 10/16/19(1)	3,570,000	3,733,520
America Movil SAB de CV, 5.00%, 3/30/20(1)	2,200,000	2,297,786
American Tower Corp., 4.625%, 4/1/15(1)	5,400,000	5,646,731
Rogers Communications, Inc., 6.25%, 6/15/13(1)	1,600,000	1,779,682
SBA Telecommunications, Inc., 8.00%, 8/15/16(1)	1,750,000	1,903,125
SBA Telecommunications, Inc., 8.25%, 8/15/19(1)	2,765,000	3,034,587
Vodafone Group plc, 5.00%, 12/16/13(1)	3,970,000	4,324,660
		22,720,091
TOTAL CORPORATE BONDS
(Cost $1,203,892,261)		1,269,907,860
U.S. TREASURY SECURITIES — 24.4%
U.S. Treasury Bonds, 10.625%, 8/15/15(1)	36,000,000	50,121,576
U.S. Treasury Bonds, 8.125%, 8/15/21(1)	9,735,000	13,864,772
U.S. Treasury Bonds, 6.125%, 11/15/27(1)	13,206,000	16,592,098
U.S. Treasury Bonds, 5.25%, 2/15/29(1)	36,500,000	41,866,631
U.S. Treasury Bonds, 5.375%, 2/15/31(1)	9,500,000	11,091,250
U.S. Treasury Bonds, 4.75%, 2/15/37(1)	5,160,000	5,546,195
U.S. Treasury Bonds, 4.25%, 5/15/39(1)	6,300,000	6,207,472
U.S. Treasury Bonds, 4.50%, 8/15/39(1)	5,000,000	5,135,155
U.S. Treasury Bonds, 4.375%, 11/15/39(1)	51,350,000	51,630,833
U.S. Treasury Bonds, 4.625%, 2/15/40(1)	41,500,000	43,477,724
U.S. Treasury Notes, 1.00%, 10/31/11(1)	150,000,000	150,902,400
U.S. Treasury Notes, 0.75%, 11/30/11(1)	191,000,000	191,783,482
U.S. Treasury Notes, 0.75%, 5/31/12(1)	10,000,000	10,049,270
U.S. Treasury Notes, 1.375%, 9/15/12(1)	15,000,000	15,219,735
U.S. Treasury Notes, 4.25%, 9/30/12(1)	6,480,000	6,904,492
U.S. Treasury Notes, 1.375%, 11/15/12(1)	50,000,000	50,753,900
U.S. Treasury Notes, 1.375%, 5/15/13(1)	9,700,000	9,841,009
U.S. Treasury Notes, 2.375%, 8/31/14(1)	83,900,000	86,928,287
U.S. Treasury Notes, 2.625%, 12/31/14(1)	30,000,000	31,286,730
U.S. Treasury Notes, 2.25%, 1/31/15(1)	80,000,000	82,137,520
U.S. Treasury Notes, 2.375%, 2/28/15(1)	60,000,000	61,847,220

Diversified Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

U.S. Treasury Notes, 1.25%, 9/30/15(1)	$47,000,000	$ 45,608,377
U.S. Treasury Notes, 2.125%, 12/31/15(1)	75,000,000	75,410,175
U.S. Treasury Notes, 3.00%, 8/31/16(1)	10,000,000	10,382,810
U.S. Treasury Notes, 2.375%, 7/31/17(1)	20,000,000	19,740,620
U.S. Treasury Notes, 3.625%, 2/15/20(1)	27,150,000	28,180,858
U.S. Treasury Notes, 2.625%, 8/15/20(1)	12,000,000	11,378,436
TOTAL U.S. TREASURY SECURITIES
(Cost $1,117,136,184)		1,133,889,027
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 23.6%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
FNMA, VRN, 5.60%, 3/1/12(1)	3,046,617	3,228,184
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 23.5%
FHLMC, 6.50%, 12/1/12(1)	2,361	2,574
FHLMC, 6.00%, 1/1/13(1)	23,037	25,060
FHLMC, 7.00%, 11/1/13(1)	7,335	7,845
FHLMC, 7.00%, 6/1/14(1)	23,221	25,052
FHLMC, 6.50%, 6/1/16(1)	41,457	45,383
FHLMC, 6.50%, 6/1/16(1)	89,548	97,635
FHLMC, 5.00%, 11/1/17(1)	855,232	912,159
FHLMC, 4.50%, 1/1/19(1)	117,405	123,972
FHLMC, 5.00%, 1/1/21(1)	5,617,095	6,012,047
FHLMC, 5.00%, 4/1/21(1)	1,751,713	1,866,122
FHLMC, 7.00%, 9/1/27(1)	10,304	11,719
FHLMC, 6.50%, 1/1/28(1)	17,754	19,966
FHLMC, 7.00%, 2/1/28(1)	2,676	3,043
FHLMC, 6.50%, 3/1/29(1)	99,542	111,942
FHLMC, 6.50%, 6/1/29(1)	72,551	81,589
FHLMC, 7.00%, 8/1/29(1)	12,784	14,562
FHLMC, 7.50%, 8/1/29(1)	25,341	29,075
FHLMC, 6.50%, 5/1/31(1)	1,933	2,174
FHLMC, 6.50%, 5/1/31(1)	47,097	52,964
FHLMC, 6.50%, 6/1/31(1)	694	781
FHLMC, 6.50%, 6/1/31(1)	783	881
FHLMC, 6.50%, 6/1/31(1)	3,163	3,558
FHLMC, 6.50%, 6/1/31(1)	3,275	3,683
FHLMC, 6.50%, 6/1/31(1)	8,456	9,510
FHLMC, 6.50%, 6/1/31(1)	23,174	26,061
FHLMC, 5.50%, 12/1/33(1)	1,382,946	1,486,075
FHLMC, 6.00%, 9/1/35	31,174,340	34,119,090
FHLMC, 5.50%, 12/1/37	5,157,190	5,503,090
FHLMC, 5.50%, 1/1/38(1)	7,913,547	8,459,159
FHLMC, 5.50%, 4/1/38(1)	9,725,943	10,378,278
FHLMC, 6.00%, 8/1/38(1)	1,356,338	1,474,286
FHLMC, 6.50%, 7/1/47(1)	157,407	173,794
FNMA, 6.00%, settlement date 1/18/11(5)	9,100,000	9,891,991
FNMA, 6.50%, settlement date 1/18/11(5)	13,694,000	15,219,594
FNMA, 6.00%, 5/1/13(1)	2,851	3,099
FNMA, 6.00%, 5/1/13(1)	8,356	9,082
FNMA, 6.00%, 7/1/13(1)	23,809	25,877
FNMA, 6.00%, 12/1/13(1)	28,754	31,252

Diversified Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

FNMA, 6.00%, 1/1/14(1)	$ 23,889	$ 25,964
FNMA, 6.00%, 2/1/14(1)	33,602	36,521
FNMA, 6.00%, 4/1/14(1)	44,199	48,039
FNMA, 5.50%, 12/1/16(1)	175,579	189,132
FNMA, 5.50%, 12/1/16(1)	401,044	432,000
FNMA, 5.00%, 6/1/18	6,543,741	7,007,937
FNMA, 4.50%, 5/1/19(1)	2,057,048	2,177,257
FNMA, 6.50%, 1/1/26(1)	65,911	74,265
FNMA, 7.00%, 12/1/27(1)	8,202	9,326
FNMA, 6.50%, 1/1/28(1)	5,652	6,338
FNMA, 7.00%, 1/1/28(1)	2,897	3,294
FNMA, 7.50%, 4/1/28(1)	24,943	28,581
FNMA, 7.00%, 5/1/28(1)	38,027	43,275
FNMA, 7.00%, 6/1/28(1)	3,910	4,449
FNMA, 6.50%, 1/1/29(1)	13,751	15,464
FNMA, 6.50%, 4/1/29(1)	41,337	46,487
FNMA, 7.00%, 7/1/29(1)	31,778	36,164
FNMA, 7.00%, 7/1/29(1)	36,919	42,045
FNMA, 7.50%, 7/1/29(1)	88,045	101,054
FNMA, 7.50%, 8/1/30(1)	40,612	46,644
FNMA, 7.50%, 9/1/30(1)	28,693	32,922
FNMA, 7.00%, 9/1/31(1)	178,365	203,368
FNMA, 6.50%, 1/1/32(1)	74,278	83,531
FNMA, 7.00%, 6/1/32(1)	825,801	941,985
FNMA, 6.50%, 8/1/32(1)	297,084	334,092
FNMA, 5.50%, 2/1/33	24,635,258	26,558,150
FNMA, 5.00%, 6/1/33	21,453,879	22,682,760
FNMA, 5.50%, 6/1/33(1)	1,668,907	1,799,172
FNMA, 5.50%, 7/1/33(1)	7,989,030	8,612,609
FNMA, 5.00%, 8/1/33	4,791,357	5,068,334
FNMA, 5.50%, 8/1/33(1)	1,688,104	1,819,868
FNMA, 5.50%, 9/1/33(1)	2,315,322	2,496,043
FNMA, 5.00%, 11/1/33(1)	13,444,685	14,221,888
FNMA, 5.50%, 1/1/34(1)	4,285,259	4,616,281
FNMA, 5.50%, 2/1/34	8,206,682	8,878,025
FNMA, 5.00%, 3/1/34	7,802,279	8,253,309
FNMA, 4.50%, 1/1/35	28,999,565	30,011,771
FNMA, 5.00%, 4/1/35	20,391,881	21,545,194
FNMA, 5.00%, 6/1/35	15,091,675	15,945,222
FNMA, 5.00%, 7/1/35	27,757,391	29,327,278
FNMA, 5.00%, 8/1/35(1)	1,332,671	1,407,210
FNMA, 4.50%, 9/1/35(1)	4,705,351	4,857,824
FNMA, 5.00%, 10/1/35	8,223,320	8,683,270
FNMA, 5.50%, 12/1/35	39,918,608	42,972,061
FNMA, 5.00%, 2/1/36(1)	5,823,291	6,149,002
FNMA, 5.50%, 4/1/36(1)	6,748,872	7,258,779
FNMA, 5.50%, 5/1/36(1)	13,990,166	15,047,186
FNMA, 5.50%, 7/1/36(1)	4,952,572	5,311,284
FNMA, 5.50%, 2/1/37(1)	2,343,023	2,512,727
FNMA, 5.50%, 5/1/37	7,178,155	7,686,849
FNMA, 6.50%, 8/1/37(1)	1,928,402	2,140,001
FNMA, 6.00%, 9/1/37	28,917,798	31,471,864

Diversified Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

FNMA, 6.00%, 11/1/37	$ 29,638,437	$ 32,496,962
FNMA, 5.50%, 12/1/37	23,833,658	25,522,678
FNMA, 5.50%, 2/1/38(1)	4,906,950	5,253,924
FNMA, 5.50%, 6/1/38	7,462,680	8,017,191
FNMA, 6.00%, 9/1/38	2,484,435	2,690,277
FNMA, 6.00%, 11/1/38	3,358,736	3,637,017
FNMA, 5.50%, 12/1/38	17,796,330	19,167,061
FNMA, 5.00%, 1/1/39	9,174,097	9,710,162
FNMA, 4.50%, 2/1/39	15,027,772	15,444,292
FNMA, 5.00%, 2/1/39	33,372,061	35,301,215
FNMA, 4.50%, 4/1/39	13,207,371	13,643,600
FNMA, 4.50%, 5/1/39	30,255,748	31,255,070
FNMA, 4.50%, 10/1/39	36,448,135	37,651,987
FNMA, 4.00%, 10/1/40	32,064,077	31,979,392
FNMA, 4.50%, 11/1/40	29,506,508	30,328,940
FNMA, 6.50%, 6/1/47(1)	135,314	148,935
FNMA, 6.50%, 8/1/47(1)	478,802	527,001
FNMA, 6.50%, 8/1/47(1)	547,709	602,845
FNMA, 6.50%, 9/1/47(1)	49,298	54,261
FNMA, 6.50%, 9/1/47(1)	160,426	176,575
FNMA, 6.50%, 9/1/47(1)	249,126	274,205
FNMA, 6.50%, 9/1/47(1)	474,626	522,405
FNMA, 6.50%, 9/1/47(1)	765,239	842,273
GNMA, 7.50%, 8/20/17(1)	32,149	35,743
GNMA, 7.00%, 11/15/22(1)	43,091	48,831
GNMA, 7.00%, 4/20/26(1)	8,459	9,641
GNMA, 7.50%, 8/15/26(1)	15,647	18,060
GNMA, 8.00%, 8/15/26(1)	8,481	10,003
GNMA, 7.50%, 5/15/27(1)	19,705	22,761
GNMA, 8.00%, 6/15/27(1)	16,476	19,473
GNMA, 7.50%, 11/15/27(1)	2,141	2,473
GNMA, 7.00%, 2/15/28(1)	5,083	5,828
GNMA, 7.50%, 2/15/28(1)	7,704	8,906
GNMA, 6.50%, 3/15/28(1)	14,624	16,606
GNMA, 7.00%, 4/15/28(1)	2,545	2,919
GNMA, 6.50%, 5/15/28(1)	1,655	1,879
GNMA, 6.50%, 5/15/28(1)	38,988	44,271
GNMA, 7.00%, 12/15/28(1)	11,305	12,963
GNMA, 7.00%, 5/15/31(1)	75,495	86,633
GNMA, 4.50%, 8/15/33	6,791,536	7,104,891
GNMA, 6.00%, 9/20/38(1)	8,658,210	9,501,254
GNMA, 5.50%, 11/15/38	18,575,241	20,374,623
GNMA, 6.00%, 1/20/39	2,054,339	2,252,659
GNMA, 5.00%, 3/20/39	15,051,954	16,016,086
GNMA, 4.50%, 4/15/39	25,545,778	26,564,776
GNMA, 4.50%, 11/15/39	52,717,593	55,116,988
GNMA, 5.00%, 2/20/40	48,966,672	52,220,287
GNMA, 5.00%, 8/20/40	67,569,931	71,895,306

Diversified Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

GNMA, 4.00%, 11/20/40	$80,387,907	$ 81,068,000
		1,093,278,247
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $1,072,903,337)		1,096,506,431
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 6.6%
Banc of America Commercial Mortgage, Inc., Series 2003-2, Class B, VRN, 5.18%, 1/3/11(1)	5,000,000	5,213,475
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A3 SEQ, 4.43%, 11/10/39(1)	9,366,820	9,492,287
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42(1)	4,000,000	4,102,328
Commercial Mortgage Pass-Through Certificates, Series 2004 LB2A, Class A3 SEQ, 4.22%, 3/10/39(1)	1,862,226	1,870,325
Commercial Mortgage Pass-Through Certificates, Series 2004 LB3A, Class A4 SEQ, VRN, 5.23%, 1/3/11(1)	11,800,000	12,194,003
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.44%, 1/18/11, resets monthly off the 1-month LIBOR plus 0.18% with no caps(1)(2)	3,374,160	3,158,070
First Union National Bank Commercial Mortgage, Series 2000 C1, Class C, VRN, 8.09%, 1/3/11(1)	1,828,835	1,827,148
Greenwich Capital Commercial Funding Corp., Series 2005 GG3, Class A4, VRN, 4.80%, 1/3/11(1)	8,600,000	9,087,112
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A4 SEQ, 4.96%, 8/10/38(1)	24,325,388	25,235,418
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A6 SEQ, VRN, 5.40%, 1/3/11(1)	12,265,000	13,185,286
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A2 SEQ, 4.475%, 7/10/39(1)	13,015,005	13,006,137
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4 SEQ, 4.76%, 7/10/39(1)	18,127,000	18,716,289
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4A SEQ, 4.75%, 7/10/39(1)	14,259,000	15,052,352
Heller Financial Commercial Mortgage Asset, Series 2000 PH1, Class D, VRN, 8.06%, 1/3/11	5,000,000	4,995,802
LB-UBS Commercial Mortgage Trust, Series 2004 C1, Class A4 SEQ, 4.57%, 1/15/31(1)	13,675,000	14,288,910
LB-UBS Commercial Mortgage Trust, Series 2004 C2, Class A4 SEQ, 4.37%, 3/15/36(1)	10,550,000	10,978,431
LB-UBS Commercial Mortgage Trust, Series 2004 C6, Class A3 SEQ, 4.55%, 8/15/29(1)	7,913,031	7,928,163
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(1)	3,242,681	3,244,042
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A4 SEQ, 5.00%, 4/15/30	7,000,000	7,207,635
LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class A3 SEQ, 4.65%, 7/15/30(1)	18,290,000	18,602,401
LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class AM SEQ, 4.79%, 7/15/40(1)	2,900,000	2,960,758
LB-UBS Commercial Mortgage Trust, Series 2005 C5, Class AM, VRN, 5.02%, 1/11/11(1)	8,425,000	8,643,797
Merrill Lynch Floating Trust, Series 2006-1, Class A1, VRN, 0.33%, 1/18/11, resets monthly off the 1-month LIBOR plus 0.07% with no caps(1)(2)	1,240,374	1,203,962

Diversified Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Morgan Stanley Capital I, Series 2001 T5, Class A4 SEQ, 6.39%, 10/15/35(1)	$18,561,922	$ 19,111,489
Morgan Stanley Capital I, Series 2003 T11, Class A3 SEQ, 4.85%, 6/13/41(1)	3,401,240	3,472,894
Morgan Stanley Capital I, Series 2004 HQ3, Class A3 SEQ, 4.49%, 1/13/41(1)	2,931,036	3,013,310
Morgan Stanley Capital I, Series 2005 HQ6, Class A2A SEQ, 4.88%, 8/13/42(1)	12,624,035	12,806,729
PNC Mortgage Acceptance Corp., Series 2001 C1, Class A2 SEQ, 6.36%, 3/12/34(1)	2,282,529	$2,283,891
Wachovia Bank Commercial Mortgage Trust, Series 2003 C3, Class A2 SEQ, 4.87%, 2/15/35(1)	9,100,000	9,549,530
Wachovia Bank Commercial Mortgage Trust, Series 2004 C11, Class A3 SEQ, 4.72%, 1/15/41(1)	4,942,926	4,965,876
Wachovia Bank Commercial Mortgage Trust, Series 2004 C15, Class A3 SEQ, 4.50%, 10/15/41(1)	5,000,000	5,157,942
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A6A, VRN, 5.11%, 1/3/11(1)	15,700,000	16,380,275
Wachovia Bank Commercial Mortgage Trust, Series 2006 C23, Class A4, VRN, 5.42%, 1/3/11(1)	15,000,000	16,091,496
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $300,481,718)		305,027,563
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS — 6.5%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 2.2%
FHLB, 4.80%, 8/20/15(1)	3,008,748	3,241,692
FHLMC, 2.875%, 2/9/15(1)	20,000,000	20,842,780
FHLMC, 1.75%, 9/10/15	25,000,000	24,600,625
FHLMC, 4.875%, 6/13/18(1)	5,395,000	6,042,950
FNMA, 1.00%, 9/23/13	5,461,000	5,456,391
FNMA, 1.625%, 10/26/15	25,000,000	24,394,975
FNMA, 6.625%, 11/15/30(1)	16,000,000	20,249,072
		104,828,485
GOVERNMENT-BACKED CORPORATE BONDS(6) — 4.3%
Ally Financial, Inc., 1.75%, 10/30/12(1)	29,500,000	30,035,956
Bank of America Corp., 3.125%, 6/15/12(1)	9,000,000	9,324,747
Citigroup Funding, Inc., 1.875%, 10/22/12	12,000,000	12,245,736
Citigroup Funding, Inc., 1.875%, 11/15/12(1)	21,700,000	22,147,519
General Electric Capital Corp., 2.20%, 6/8/12(1)	9,220,000	9,429,728
General Electric Capital Corp., 2.625%, 12/28/12(1)	27,885,000	28,935,902
HSBC USA, Inc., 3.125%, 12/16/11(1)	20,000,000	20,520,900
Morgan Stanley, 2.00%, 9/22/11(1)	6,700,000	6,782,403
PNC Funding Corp., 2.30%, 6/22/12(1)	20,000,000	20,516,620
State Street Corp., 2.15%, 4/30/12(1)	12,000,000	12,254,640
US Bancorp., 1.80%, 5/15/12	18,000,000	18,304,038
Wells Fargo & Co., 2.125%, 6/15/12(1)	5,000,000	5,116,770
		195,614,959
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $297,179,250)		300,443,444
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 3.8%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 3.4%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(1)	2,743,452	2,101,706

Diversified Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(1)	$10,041,646	$ 10,146,736
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A3, VRN, 2.95%, 1/3/11(1)	2,127,247	1,937,453
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.99%, 1/3/11(1)	9,636,239	8,560,266
Chase Mortgage Finance Corp., Series 2005 A1, Class 2A2 SEQ, VRN, 2.95%, 1/3/11(1)	2,213,782	2,124,684
Chase Mortgage Finance Corp., Series 2006 S4, Class A3, 6.00%, 12/25/36(1)	1,456,793	1,415,699
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18(1)	3,266,470	3,384,074
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	3,236,442	3,379,230
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-22, Class A3, VRN, 3.12%, 1/3/11(1)	7,236,357	5,880,246
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35(1)	4,811,984	4,767,206
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	4,786,629	4,518,293
Credit Suisse First Boston Mortgage Securities Corp., Series 2003 AR28, Class 2A1, VRN, 2.79%, 1/3/11(1)	2,329,238	2,132,127
GSR Mortgage Loan Trust, Series 2005 6F, Class 3A15, 5.50%, 7/25/35(1)	7,666,084	7,701,720
J.P. Morgan Mortgage Trust, Series 2004 S2, Class 1A3 SEQ, 4.75%, 11/25/19	4,132,884	4,191,705
J.P. Morgan Mortgage Trust, Series 2005 A4, Class 2A1, VRN, 2.91%, 1/3/11(1)	4,305,884	3,827,024
J.P. Morgan Mortgage Trust, Series 2005 A6, Class 7A1, VRN, 3.10%, 1/3/11(1)	9,267,844	8,045,350
J.P. Morgan Mortgage Trust, Series 2005 A8, Class 6A2, VRN, 3.12%, 1/3/11(1)	286,999	274,876
J.P. Morgan Mortgage Trust, Series 2006 A3, Class 2A1 SEQ, VRN, 5.21%, 1/3/11	1,677,864	1,244,339
MASTR Alternative Loans Trust, Series 2003-8, Class 4A1, 7.00%, 12/25/33(1)	78,439	79,120
Wamu Mortgage Pass-Through Certificates, Series 2003 S11, Class 3A5, 5.95%, 11/25/33(1)	3,903,750	4,134,305
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34(1)	9,032,195	9,366,404
Wells Fargo Mortgage-Backed Securities Trust, Series 2004 A, Class A1, VRN, 4.84%, 1/3/11(1)	4,735,693	4,934,975
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	5,244,627	5,486,245
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	2,070,163	1,996,163
Wells Fargo Mortgage-Backed Securities Trust, Series 2006 AR1, Class 2A2 SEQ, VRN, 5.41%, 1/3/11(1)	3,233,201	3,274,763
Wells Fargo Mortgage-Backed Securities Trust, Series 2006 AR15, Class A1, VRN, 5.43%, 1/3/11	3,025,555	2,755,931
Wells Fargo Mortgage-Backed Securities Trust, Series 2006 AR19, Class A1, VRN, 5.49%, 1/3/11(1)	1,617,988	1,520,722
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	9,437,585	9,456,257
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36(1)	10,600,000	10,003,114
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9, SEQ, 6.00%, 8/25/36(1)	3,300,000	3,195,106

Diversified Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36		$ 6,028,440	$ 5,745,260
Wells Fargo Mortgage-Backed Securities Trust, Series 2007 AR10, Class 1A1, VRN, 6.20%, 1/3/11		7,984,116	8,016,036
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22		9,928,910	10,275,717
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37(1)		2,235,527	$2,079,849
			157,952,701
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
FHLMC, Series 2702, Class AB, 4.50%, 7/15/27		2,869,114	2,891,617
FHLMC, Series 2840, Class VK, 5.50%, 7/15/15		1,969,507	2,153,997
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(1)		3,054,000	3,287,794
FHLMC, Series 3203, Class VN SEQ, 5.00%, 6/15/22(1)		10,000,000	10,672,114
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19(1)		17,864	20,740
FNMA, Series 2003-10, Class HW SEQ, 5.00%, 11/25/16(1)		758,678	763,501
			19,789,763
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $170,117,173)			177,742,464
SOVEREIGN GOVERNMENTS & AGENCIES — 3.3%
BRAZIL — 0.5%
Brazilian Government International Bond, 5.875%, 1/15/19(1)		11,310,000	12,610,650
Brazilian Government International Bond, 4.875%, 1/22/21		4,280,000	4,387,000
Brazilian Government International Bond, 5.625%, 1/7/41(1)		2,890,000	2,882,775
			19,880,425
CANADA — 0.1%
Hydro Quebec, 8.40%, 1/15/22(1)		246,000	339,670
Province of Ontario Canada, 5.45%, 4/27/16(1)		3,630,000	4,133,020
			4,472,690
GERMANY — 2.2%
German Federal Republic, 3.50%, 7/4/19	EUR	68,840,000	96,613,803
KfW, 4.125%, 10/15/14(1)		$5,020,000	5,463,025
			102,076,828
ITALY — 0.1%
Republic of Italy, 3.125%, 1/26/15(1)		5,800,000	5,663,335
MEXICO — 0.2%
United Mexican States, 5.625%, 1/15/17(1)		2,435,000	2,705,285
United Mexican States, 5.95%, 3/19/19(1)		8,130,000	9,105,600
United Mexican States, 6.05%, 1/11/40(1)		1,500,000	1,541,250
			13,352,135
NORWAY — 0.1%
Government of Norway, 6.00%, 5/16/11	NOK	31,900,000	5,540,012
POLAND — 0.1%
Poland Government International Bond, 3.875%, 7/16/15(1)		$1,260,000	1,286,930
Poland Government International Bond, 6.375%, 7/15/19(1)		2,600,000	2,925,546
			4,212,476
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $156,582,715)	155,197,901

Diversified Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

MUNICIPAL SECURITIES — 2.2%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.83%, 2/15/41(1)	$ 1,470,000	$ 1,597,949
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47(1)	1,610,000	1,482,391
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50(1)	1,800,000	1,857,060
Bay Area Toll Auth. Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40(1)	6,700,000	6,730,887
California GO, (Building Bonds), 6.65%, 3/1/22(1)	1,660,000	1,748,096
California GO, (Building Bonds), 7.55%, 4/1/39(1)	2,500,000	2,610,850
California GO, (Building Bonds), 7.30%, 10/1/39(1)	1,000,000	1,018,040
California GO, (Building Bonds), 7.60%, 11/1/40(1)	1,330,000	1,398,123
Georgia Municipal Electric Auth. Rev., Series 2010 J, (Building Bonds), 6.64%, 4/1/57(1)	4,870,000	4,798,362
Illinois GO, (Building Bonds), 7.35%, 7/1/35(1)	920,000	905,639
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(1)	5,602,000	4,230,238
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	2,110,000	1,953,143
Irvine Ranch Water District Joint Powers Agency Rev., (Taxable Issue 2), 2.61%, 3/15/14(1)(7)	7,700,000	7,856,849
Kansas State Department of Transportation Highway Rev., Series 2010 A, (Building Bonds), 4.60%, 9/1/35(1)	1,665,000	1,541,041
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49 (Election of 2008)(1)	3,100,000	3,224,248
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36(1)	1,900,000	1,906,821
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39(1)	620,000	545,705
Los Angeles Unified School District GO, Series 2010 J1, (Election of 2005), 5.98%, 5/1/27(1)	1,000,000	1,012,410
Maryland State Transportation Auth. Rev., (Building Bonds), 5.75%, 7/1/41(1)	595,000	611,862
Metropolitan Transportation Auth. Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40(1)	3,350,000	3,396,264
Metropolitan Transportation Auth. Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40(1)	3,670,000	3,820,690
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33(1)	2,050,000	2,043,276
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(1)	1,715,000	1,899,122
New Jersey State Turnpike Auth. Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41(1)	1,685,000	1,841,907
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37(1)	4,480,000	4,733,837
Ohio University General Receipts. Rev. (The), Series 2010 C, (Building Bonds), 4.91%, 6/1/40(1)	890,000	814,323
Ohio Water Development Auth. Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34(1)	2,830,000	2,704,122
Oregon State Department of Transportation Highway Usertax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34(1)	1,420,000	1,461,450
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49(1)	2,125,000	1,916,516
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40(1)	5,195,000	5,213,806
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36(1)	4,770,000	4,653,660
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41(1)	3,740,000	3,450,823
San Antonio Electric & Gas Rev., (Building Bonds), 5.985%, 2/1/39(1)	1,700,000	1,764,923

Diversified Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
		Principal Amount/Shares	Value

San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40(1)		$ 3,390,000	$ 3,223,076
Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32(1)		4,265,000	4,173,942
Texas GO, (Building Bonds), 5.52%, 4/1/39(1)		2,140,000	2,191,574
University Regiments Medical Center Rev., (Building Bonds), 6.55%, 5/15/48(1)		4,550,000	4,490,759
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40(1)		3,580,000	3,479,152
TOTAL MUNICIPAL SECURITIES
(Cost $105,221,748)			104,302,936
ASSET-BACKED SECURITIES(4) — 0.2%
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16		10,660,274	10,818,089
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A4 SEQ, 6.19%, 3/1/13(1)		218,002	220,115
SLM Student Loan Trust, Series 2007-8, Class A1, VRN, 0.52%, 1/25/11, resets quarterly off the 3-month LIBOR plus 0.23% with no caps(1)		702,922	703,109
TOTAL ASSET-BACKED SECURITIES
(Cost $11,580,958)			11,741,313
SHORT-TERM INVESTMENTS(8) — 0.2%
Government of Canada Treasury Bill, 0.95%, 2/17/11
(Cost $8,838,294)	CAD	9,040,000	9,080,640
TEMPORARY CASH INVESTMENTS — 2.2%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(1)		1,303,304	$ 1,303,304
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 3.125%, 9/30/13, valued at $102,255,683), in a joint trading account at 0.08%, dated 12/31/10, due 1/3/11 (Delivery value $100,108,667)			100,108,000
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.25%, 1/31/15, valued at $1,302,926), in a joint trading account at 0.12%, dated 12/31/10, due 1/3/11 (Delivery value $1,277,013)			1,277,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $102,688,304)			102,688,304
TOTAL INVESTMENT SECURITIES — 100.3%
(Cost $4,546,621,942)			4,666,527,883
OTHER ASSETS AND LIABILITIES — (0.3)%			(15,154,247)
TOTAL NET ASSETS — 100.0%			$4,651,373,636

Diversified Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
73,579,349	EUR for USD	Barclays Bank plc	1/28/11	$ 98,324,085	$3,620,103
2,074,919	EUR for USD	Barclays Bank plc	1/28/11	2,772,714	47,537
				$101,096,799	$3,667,640
(Value on Settlement Date $104,764,439)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
1,069	U.S. Long Bond	March 2011	$130,551,625	$(5,431,376)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
3,527	U.S. Treasury 2-Year Notes	March 2011	$772,082,344	$1,941,670

Notes to Schedule of Investments
CAD	-	Canadian Dollar
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
NOK	-	Norwegian Krone
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for forward commitments and futures contracts. At the period end, the aggregate value of securities pledged was $927,746,000.
(2)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $89,064,457, which represented 1.9% of total net assets.

(3)	Industry is less than 0.05% of total net assets.
(4)	Final maturity date indicated, unless otherwise noted.
(5)	Forward commitment.
(6)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(7)	Escrowed to maturity in U.S. government securities or state and local government securities.
(8)	The rate indicated is the yield to maturity at purchase.

Diversified Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Corporate Bonds	–	$1,269,907,860	–
U.S. Treasury Securities	–	1,133,889,027	–
U.S. Government Agency Mortgage-Backed Securities	–	1,096,506,431	–
Commercial Mortgage-Backed Securities	–	305,027,563	–
U.S. Government Agency Securities and Equivalents	–	300,443,444	–
Collateralized Mortgage Obligations	–	177,742,464	–
Sovereign Governments & Agencies	–	155,197,901	–
Municipal Securities	–	104,302,936	–
Asset-Backed Securities	–	11,741,313	–
Short-Term Investments	–	9,080,640	–
Temporary Cash Investments	$1,303,304	101,385,000	–
Total Value of Investment Securities	$1,303,304	$4,665,224,579	–

Diversified Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

	Level 1	Level 2	Level 3
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$3,667,640	–
Futures Contracts	$(3,489,706)	–	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$(3,489,706)	$3,667,640	–

3. Federal Tax Information

As of December 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,547,260,400
Gross tax appreciation of investments	$ 140,932,974
Gross tax depreciation of investments	(21,665,491)
Net tax appreciation (depreciation) of investments	$ 119,267,483

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

High-Yield Fund

December 31, 2010

High-Yield – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

CORPORATE BONDS — 93.4%
AEROSPACE & DEFENSE — 0.7%
Bombardier, Inc., 7.50%, 3/15/18(1)(2)	$ 900,000	$ 969,750
L-3 Communications Corp., 6.375%, 10/15/15(2)	250,000	258,750
Triumph Group, Inc., 8.00%, 11/15/17(2)	1,200,000	1,254,000
		2,482,500
AIRLINES — 0.4%
UAL 2007 Pass Trust, 6.64%, 1/2/24(2)	1,298,924	1,302,171
AUTO COMPONENTS — 1.4%
American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17(1)(2)	500,000	561,250
American Axle & Manufacturing, Inc., 7.875%, 3/1/17(2)	1,700,000	1,748,875
Goodyear Tire & Rubber Co. (The), 10.50%, 5/15/16(2)	500,000	572,500
Goodyear Tire & Rubber Co. (The), 8.25%, 8/15/20(2)	500,000	520,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16(2)	750,000	753,750
Tenneco, Inc., 8.125%, 11/15/15(2)	500,000	532,500
TRW Automotive, Inc., 8.875%, 12/1/17(1)(2)	500,000	562,500
		5,251,375
AUTOMOBILES — 0.2%
Ford Motor Co., 7.45%, 7/16/31(2)	650,000	699,562
BUILDING PRODUCTS — 0.6%
Nortek, Inc., 11.00%, 12/1/13	652,888	698,590
USG Corp., 8.375%, 10/15/18(1)(2)	1,500,000	1,477,500
		2,176,090
CHEMICALS — 1.8%
Brickman Group Holdings, Inc., 9.125%, 11/1/18(1)	850,000	864,875
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	1,000,000	1,073,750
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20(1)	1,000,000	1,060,000
Lyondell Chemical Co., 8.00%, 11/1/17(1)	1,035,000	1,147,556
Lyondell Chemical Co., 11.00%, 5/1/18(2)	1,000,000	1,137,500
Nalco Co., 8.25%, 5/15/17(2)	250,000	272,188
Solutia, Inc., 8.75%, 11/1/17(2)	1,000,000	1,100,000
		6,655,869
COMMERCIAL BANKS — 4.1%
CIT Group Funding Co. of Delaware LLC, 10.25%, 5/1/17	1,000,000	1,023,801
CIT Group, Inc., 7.00%, 5/1/13	105,850	108,232
CIT Group, Inc., 7.00%, 5/1/14	158,775	160,760
CIT Group, Inc., 7.00%, 5/1/15	908,775	913,319
CIT Group, Inc., 7.00%, 5/1/16	2,764,626	2,781,905
CIT Group, Inc., 7.00%, 5/1/17	3,120,476	3,136,078
Corestates Capital I, 8.00%, 12/15/26(1)(2)	1,104,000	1,129,342
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(1)(3)(4)(5)	1,500,000	1,050,000
Momentive Performance Materials, Inc., 9.00%, 1/15/21(1)(2)	2,000,000	2,115,000
Regions Bank, 6.45%, 6/26/37(2)	250,000	222,846
Regions Financial Corp., 5.75%, 6/15/15(2)	750,000	734,771
Regions Financing Trust II, VRN, 6.625%, 5/15/27(2)	500,000	432,259
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/29/17(3)(4)(5)	1,500,000	1,005,000
		14,813,313
COMMERCIAL SERVICES & SUPPLIES — 1.7%
ACCO Brands Corp., 10.625%, 3/15/15(2)	500,000	565,000
ARAMARK Corp., 8.50%, 2/1/15(2)	1,550,000	1,627,500

High-Yield – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Cenveo Corp., 7.875%, 12/1/13(2)	$1,250,000	$ 1,200,000
Cenveo Corp., 8.375%, 6/15/14(2)	350,000	301,875
Covanta Holding Corp., 7.25%, 12/1/20(2)	800,000	815,022
Iron Mountain, Inc., 8.375%, 8/15/21(2)	500,000	538,750
KAR Auction Services, Inc., 8.75%, 5/1/14(2)	1,000,000	1,045,000
		6,093,147
COMMUNICATIONS EQUIPMENT — 0.1%
Viasat, Inc., 8.875%, 9/15/16(2)	450,000	481,500
COMPUTERS & PERIPHERALS — 0.2%
Seagate Technology HDD Holdings, 6.80%, 10/1/16(2)	650,000	656,500
CONSTRUCTION & ENGINEERING — 0.6%
Tutor Perini Corp., 7.625%, 11/1/18(1)(2)	2,000,000	2,020,000
CONSTRUCTION MATERIALS — 1.0%
Ardagh Packaging Finance plc, 7.375%, 10/15/17(1)(2)	800,000	829,000
Associated Materials LLC, 9.125%, 11/1/17(1)(2)	1,000,000	1,047,500
Ply Gem Industries, Inc., 11.75%, 6/15/13	1,500,000	1,612,500
		3,489,000
CONSUMER FINANCE — 3.1%
American General Finance Corp., 4.875%, 7/15/12(2)	2,000,000	1,892,500
Capital One Capital V, 10.25%, 8/15/39(2)	1,000,000	1,076,250
Ford Motor Credit Co. LLC, 7.50%, 8/1/12	1,100,000	1,169,966
Ford Motor Credit Co. LLC, 8.70%, 10/1/14	2,000,000	2,254,130
Ford Motor Credit Co. LLC, 8.125%, 1/15/20(2)	1,000,000	1,165,329
National Money Mart Co., 10.375%, 12/15/16	500,000	542,500
Residential Capital LLC, 9.625%, 5/15/15	1,000,000	1,015,000
SLM Corp., 5.375%, 1/15/13(2)	1,000,000	1,020,454
SLM Corp., 8.00%, 3/25/20(2)	1,000,000	1,015,545
		11,151,674
CONTAINERS & PACKAGING — 1.0%
Ball Corp., 6.625%, 3/15/18(2)	250,000	255,625
BWAY Holding Co., 10.00%, 6/15/18(1)	1,000,000	1,083,750
Graham Packaging Co. LP/GPC Capital Corp I, 9.875%, 10/15/14	1,000,000	1,040,000
Graham Packaging Co. LP/GPC Capital Corp I, 8.25%, 1/1/17	500,000	522,500
Rock-Tenn Co., 9.25%, 3/15/16(2)	750,000	821,250
		3,723,125
DIVERSIFIED — 2.8%
iShares iBoxx $ High Yield Corporate Bond Fund (ETF)(in shares)	112,100	10,121,509
DIVERSIFIED FINANCIAL SERVICES — 2.9%
Ally Financial, Inc., 8.30%, 2/12/15(2)	2,750,000	3,031,875
Ally Financial, Inc., 6.25%, 12/1/17(1)(2)	2,000,000	2,002,500
Ally Financial, Inc., 8.00%, 3/15/20(2)	1,000,000	1,095,000
Ally Financial, Inc., 8.00%, 11/1/31	500,000	541,250
BAC Capital Trust XI, 6.625%, 5/23/36(2)	750,000	722,129
BankAmerica Capital II, 8.00%, 12/15/26(2)	900,000	912,375
Citigroup Capital XXI, VRN, 8.30%, 12/21/37(2)	1,500,000	1,567,500
Fleet Capital Trust II, 7.92%, 12/11/26(2)	750,000	759,375
		10,632,004
DIVERSIFIED TELECOMMUNICATION SERVICES — 6.5%
Cincinnati Bell, Inc., 8.75%, 3/15/18(2)	1,550,000	1,460,875
Frontier Communications Corp., 6.25%, 1/15/13(2)	461,000	488,660
Frontier Communications Corp., 8.25%, 4/15/17(2)	1,000,000	1,102,500
Frontier Communications Corp., 7.125%, 3/15/19(2)	600,000	619,500

High-Yield – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Frontier Communications Corp., 8.50%, 4/15/20(2)	$1,500,000	$ 1,646,250
Global Crossing Ltd., 12.00%, 9/15/15(2)	1,250,000	1,415,625
Intelsat Jackson Holdings SA, 11.25%, 6/15/16(2)	750,000	811,875
Intelsat Luxembourg SA, 11.25%, 2/4/17(6)	2,500,000	2,737,500
Intelsat Subsidiary Holding Co. SA, 8.875%, 1/15/15(2)	1,725,000	1,781,063
Level 3 Financing, Inc., 9.25%, 11/1/14	1,025,000	1,022,438
Level 3 Financing, Inc., 10.00%, 2/1/18(2)	1,000,000	965,000
Qwest Corp., 8.375%, 5/1/16(2)	1,000,000	1,190,000
Sprint Capital Corp., 6.90%, 5/1/19(2)	1,650,000	1,637,625
Sprint Capital Corp., 8.75%, 3/15/32(2)	1,000,000	1,015,000
Wind Acquisition Finance SA, 11.75%, 7/15/17(1)	2,000,000	2,265,000
Wind Acquisition Finance SA, 7.25%, 2/15/18(1)	1,000,000	1,020,000
Windstream Corp., 8.625%, 8/1/16(2)	875,000	925,312
Windstream Corp., 7.875%, 11/1/17(2)	1,500,000	1,584,375
		23,688,598
ELECTRIC UTILITIES — 0.4%
Edison Mission Energy, 7.00%, 5/15/17(2)	1,300,000	1,036,750
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15(2)	1,000,000	570,000
		1,606,750
ELECTRICAL EQUIPMENT — 0.6%
Baldor Electric Co., 8.625%, 2/15/17(2)	1,000,000	1,125,000
Belden, Inc., 9.25%, 6/15/19(2)	1,000,000	1,101,250
		2,226,250
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Jabil Circuit, Inc., 5.625%, 12/15/20(2)	750,000	740,625
Sanmina-SCI Corp., 6.75%, 3/1/13(2)	250,000	250,625
Sanmina-SCI Corp., 8.125%, 3/1/16(2)	2,000,000	2,030,000
		3,021,250
ENERGY EQUIPMENT & SERVICES — 0.5%
Basic Energy Services, Inc., 11.625%, 8/1/14(2)	500,000	557,500
Parker Drilling Co., 9.125%, 4/1/18(2)	500,000	525,000
Pioneer Drilling Co., 9.875%, 3/15/18(2)	775,000	823,438
		1,905,938
FOOD & STAPLES RETAILING — 2.3%
Ingles Markets, Inc., 8.875%, 5/15/17(2)	1,000,000	1,075,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.125%, 4/15/19(1)(2)	2,000,000	2,045,000
Rite Aid Corp., 8.625%, 3/1/15(2)	1,000,000	880,000
Rite Aid Corp., 7.50%, 3/1/17(2)	750,000	724,687
SUPERVALU, Inc., 8.00%, 5/1/16(2)	2,500,000	2,406,250
Susser Holdings LLC/Susser Finance Corp., 8.50%, 5/15/16	1,000,000	1,077,500
		8,208,437
FOOD PRODUCTS — 0.9%
Bumble Bee Acquisition Corp., 9.00%, 12/15/17(1)(2)	1,000,000	1,045,000
Simmons Foods, Inc., 10.50%, 11/1/17(1)(2)	1,000,000	1,072,500
Smithfield Foods, Inc., 7.75%, 7/1/17(2)	1,100,000	1,149,500
		3,267,000
GAS UTILITIES — 0.1%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20(2)	350,000	375,375

High-Yield – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Alere, Inc., 9.00%, 5/15/16(2)	$ 1,500,000	$ 1,552,500
Biomet, Inc., 10.00%, 10/15/17(2)	600,000	658,500
Biomet, Inc., 11.625%, 10/15/17(2)	1,975,000	2,192,250
		4,403,250
HEALTH CARE PROVIDERS & SERVICES — 5.0%
Capella Healthcare, Inc., 9.25%, 7/1/17(1)(2)	1,100,000	1,168,750
CHS/Community Health Systems, Inc., 8.875%, 7/15/15(2)	1,400,000	1,473,500
DaVita, Inc., 6.625%, 11/1/20(2)	250,000	248,125
Gentiva Health Services, inc., 11.50%, 9/1/18(2)	1,000,000	1,095,000
HCA, Inc., 6.50%, 2/15/16(2)	1,350,000	1,326,375
HCA, Inc., 9.25%, 11/15/16(2)	1,500,000	1,604,062
HCA, Inc., 8.50%, 4/15/19(2)	1,000,000	1,100,000
HCA, Inc., 7.75%, 5/15/21(1)(2)	500,000	501,250
HCA, Inc., 7.69%, 6/15/25(2)	2,000,000	1,930,000
HealthSouth Corp., 10.75%, 6/15/16	1,250,000	1,353,125
HealthSouth Corp., 8.125%, 2/15/20	500,000	540,000
Omnicare, Inc., 6.875%, 12/15/15(2)	1,500,000	1,533,750
Radiation Therapy Services, Inc., 9.875%, 4/15/17(1)	1,000,000	1,002,500
Tenet Healthcare Corp., 8.875%, 7/1/19	1,000,000	1,135,000
Tenet Healthcare Corp., 8.00%, 8/1/20(1)	1,600,000	1,628,000
UHS Escrow Corp., 7.00%, 10/1/18(1)(2)	500,000	515,000
		18,154,437
HOTELS, RESTAURANTS & LEISURE — 5.0%
Boyd Gaming Corp., 9.125%, 12/1/18(1)(2)	750,000	744,375
Caesars Entertainment Operating Co., Inc., 10.75%, 2/1/16(2)	500,000	481,250
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17(2)	2,000,000	2,260,000
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18(2)	2,000,000	1,835,000
Dave & Buster's, Inc., 11.00%, 6/1/18	700,000	771,750
DineEquity, Inc., 9.50%, 10/30/18(1)	1,000,000	1,065,000
Marina District Finance Co., Inc., 9.50%, 10/15/15(1)(2)	1,600,000	1,580,000
Marina District Finance Co., Inc., 9.875%, 8/15/18(1)(2)	100,000	99,000
MGM Resorts International, 6.75%, 9/1/12(2)	300,000	300,000
MGM Resorts International, 10.375%, 5/15/14(2)	250,000	281,875
MGM Resorts International, 7.625%, 1/15/17(2)	1,500,000	1,410,000
MGM Resorts International, 9.00%, 3/15/20(1)(2)	1,350,000	1,491,750
Pinnacle Entertainment, Inc., 7.50%, 6/15/15(2)	1,250,000	1,259,375
Pinnacle Entertainment, Inc., 8.625%, 8/1/17(2)	1,000,000	1,095,000
Pinnacle Entertainment, Inc., 8.75%, 5/15/20(2)	500,000	520,000
Royal Caribbean Cruises Ltd., 7.25%, 6/15/16(2)	750,000	811,875
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18(2)	600,000	660,000
Universal City Development Partners Ltd/UCDP Finance, Inc., 8.875%, 11/15/15	500,000	533,750
Universal City Development Partners Ltd/UCDP Finance, Inc., 10.875%, 11/15/16	500,000	548,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20(2)	500,000	543,750
		18,292,500
HOUSEHOLD DURABLES — 2.2%
Beazer Homes USA, Inc., 6.875%, 7/15/15(2)	750,000	729,375
Jarden Corp., 8.00%, 5/1/16	1,250,000	1,367,188
K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	1,250,000	1,287,500
KB Home, 6.25%, 6/15/15(2)	1,500,000	1,492,500

High-Yield – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Lennar Corp., 5.60%, 5/31/15(2)	$ 1,250,000	$ 1,212,500
Meritage Homes Corp., 6.25%, 3/15/15(2)	750,000	757,500
Sealy Mattress Co., 10.875%, 4/15/16(1)(2)	989,000	1,122,515
		7,969,078
HOUSEHOLD PRODUCTS — 0.6%
Central Garden and Pet Co., 8.25%, 3/1/18	2,000,000	2,035,000
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 4.1%
AES Corp. (The), 9.75%, 4/15/16(2)	500,000	561,250
AES Corp. (The), 8.00%, 10/15/17(2)	1,250,000	1,328,125
Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.00%, 6/1/16(1)(2)	100,000	106,750
Calpine Corp., 7.25%, 10/15/17(1)(2)	1,000,000	1,005,000
Calpine Corp., 7.875%, 7/31/20(1)(2)	1,500,000	1,526,250
Calpine Corp., 7.50%, 2/15/21(1)(2)	1,000,000	990,000
Dynegy Holdings, Inc., 7.75%, 6/1/19(2)	1,000,000	672,500
Energy Future Holdings Corp., 10.875%, 11/1/17(2)	393,000	275,100
Energy Future Holdings Corp., 10.00%, 1/15/20(1)(2)	1,000,000	1,033,773
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20	1,976,000	2,047,675
GenOn Escrow Corp., 7.625%, 6/15/14(2)	750,000	770,625
GenOn Escrow Corp., 9.50%, 10/15/18(1)(2)	2,000,000	1,997,500
NRG Energy, Inc., 7.375%, 2/1/16(2)	2,500,000	2,568,750
		14,883,298
INSURANCE — 2.1%
American International Group, Inc., 8.25%, 8/15/18(2)	1,000,000	1,155,400
American International Group, Inc., VRN, 8.175%, 5/15/38(2)	1,000,000	1,072,309
Fairfax Financial Holdings Ltd., 7.75%, 6/15/17(2)	675,000	707,063
International Lease Finance Corp., 5.30%, 5/1/12(2)	1,250,000	1,270,312
International Lease Finance Corp., 8.75%, 3/15/17(1)(2)	1,450,000	1,558,750
Liberty Mutual Group, Inc., VRN, 10.75%, 6/15/38(1)(2)	1,600,000	1,952,000
		7,715,834
IT SERVICES — 1.9%
Fidelity National Information Services, Inc., 7.625%, 7/15/17(1)	1,000,000	1,057,500
First Data Corp., 9.875%, 9/24/15(2)	552,000	528,540
First Data Corp., 11.25%, 3/31/16	500,000	440,000
First Data Corp., 8.25%, 1/15/21(1)(2)	1,349,000	1,301,785
First Data Corp., 12.625%, 1/15/21(1)(2)	1,349,000	1,295,040
SunGard Data Systems, Inc., 10.25%, 8/15/15(2)	600,000	632,250
SunGard Data Systems, Inc., 7.375%, 11/15/18(1)(2)	1,000,000	1,010,000
Unisys Corp., 14.25%, 9/15/15(1)(2)	400,000	479,000
		6,744,115
MACHINERY — 0.6%
Navistar International Corp., 8.25%, 11/1/21(2)	450,000	486,000
Oshkosh Corp., 8.25%, 3/1/17(2)	850,000	928,625
Oshkosh Corp., 8.50%, 3/1/20(2)	100,000	110,250
SPX Corp., 7.625%, 12/15/14(2)	650,000	710,125
		2,235,000
MARINE — 0.2%
Navios Maritime Holdings/Navios Maritime Finance, Inc., 8.875%, 11/1/17(2)	500,000	543,750

High-Yield – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

MEDIA — 10.6%
AMC Entertainment Holdings, Inc., 8.00%, 3/1/14	$1,700,000	$ 1,725,500
AMC Entertainment Holdings, Inc., 9.75%, 12/1/20(1)	1,300,000	1,358,500
Cablevision Systems Corp., 8.625%, 9/15/17(2)	1,500,000	1,640,625
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	500,000	510,000
CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18(2)	2,000,000	2,080,000
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15(1)	1,129,000	1,171,338
Cinemark USA, Inc., 8.625%, 6/15/19(2)	700,000	761,250
Clear Channel Communications, Inc., 10.75%, 8/1/16(2)	1,750,000	1,575,000
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17(2)	1,400,000	1,540,000
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17(2)	100,000	109,250
CSC Holdings LLC, 8.50%, 4/15/14(2)	1,000,000	1,103,750
DISH DBS Corp., 7.00%, 10/1/13(2)	1,000,000	1,072,500
Gray Television, Inc., 10.50%, 6/29/15(2)	500,000	506,250
Harland Clarke Holdings Corp., VRN, 6.00%, 2/15/11, resets quarterly off the 3-month LIBOR plus 4.75% with no caps(2)	250,000	209,062
Harland Clarke Holdings Corp., 9.50%, 5/15/15(2)	1,405,000	1,341,775
Interactive Data Corp., 10.25%, 8/1/18(1)	250,000	275,000
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(2)	250,000	293,750
Lamar Media Corp., 7.875%, 4/15/18(2)	300,000	320,250
McClatchy Co. (The), 11.50%, 2/15/17(2)	1,000,000	1,128,750
Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15(2)	750,000	757,500
Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19(2)	750,000	768,750
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc, 8.875%, 4/15/17(1)(2)	1,200,000	1,281,000
Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16(2)	750,000	870,000
Salem Communications Corp., 9.625%, 12/15/16(2)	833,000	887,145
Sinclair Television Group, Inc., 9.25%, 11/1/17(1)(2)	950,000	1,033,125
Sinclair Television Group, Inc., 8.375%, 10/15/18(1)(2)	1,000,000	1,037,500
Sirius XM Radio, Inc., 8.75%, 4/1/15(1)(2)	1,900,000	2,066,250
Sirius XM Radio, Inc., 9.75%, 9/1/15(1)(2)	500,000	563,750
Univision Communications, Inc., 12.00%, 7/1/14(1)(2)	200,000	220,000
Univision Communications, Inc. PIK, 9.75%, 3/15/15(1)	350,591	380,391
Valassis Communications, Inc., 8.25%, 3/1/15(2)	895,000	940,869
Videotron Ltee, 9.125%, 4/15/18(2)	1,000,000	1,120,000
Virgin Media Finance plc, 9.50%, 8/15/16(2)	2,700,000	3,064,500
Virgin Media Finance plc, 8.375%, 10/15/19(2)	1,150,000	1,262,125
Visant Corp., 10.00%, 10/1/17(1)(2)	1,250,000	1,331,250
WMG Acquisition Corp., 9.50%, 6/15/16	2,000,000	2,155,000
		38,461,705
METALS & MINING — 1.2%
FMG Resources Pty Ltd., 7.00%, 11/1/15(1)(2)	1,500,000	1,545,000
FMG Resources Pty Ltd., 6.875%, 2/1/18(1)(2)	1,000,000	1,000,000
Novelis, Inc., 8.375%, 12/15/17(1)(2)	1,000,000	1,040,000
Steel Dynamics, Inc., 7.625%, 3/15/20(1)(2)	400,000	430,000
United States Steel Corp., 7.375%, 4/1/20(2)	500,000	515,000
		4,530,000
MULTILINE RETAIL — 0.6%
Macy's Retail Holdings, Inc., 5.90%, 12/1/16(2)	1,250,000	1,340,625
Macy's Retail Holdings, Inc., 6.375%, 3/15/37(2)	750,000	738,750
		2,079,375

High-Yield – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

OIL, GAS & CONSUMABLE FUELS — 8.1%
Arch Coal, Inc., 8.75%, 8/1/16(2)	$ 500,000	$ 547,500
Arch Coal, Inc., 7.25%, 10/1/20(2)	1,600,000	1,696,000
Bill Barrett Corp., 9.875%, 7/15/16(2)	2,000,000	2,205,000
Chesapeake Energy Corp., 7.625%, 7/15/13(2)	250,000	272,188
Chesapeake Energy Corp., 9.50%, 2/15/15(2)	1,000,000	1,132,500
Cimarex Energy Co., 7.125%, 5/1/17(2)	750,000	781,875
Consol Energy, Inc., 8.00%, 4/1/17(1)(2)	1,700,000	1,819,000
Denbury Resources, Inc., 9.75%, 3/1/16(2)	1,000,000	1,120,000
Denbury Resources, Inc., 8.25%, 2/15/20(2)	896,000	976,640
El Paso Corp., 7.875%, 6/15/12(2)	1,000,000	1,058,567
El Paso Corp., 6.875%, 6/15/14(2)	1,000,000	1,067,480
El Paso Corp., 7.25%, 6/1/18(2)	500,000	537,757
Encore Acquisition Co., 9.50%, 5/1/16(2)	750,000	836,250
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17(1)	500,000	521,250
Forest Oil Corp., 8.50%, 2/15/14(2)	900,000	987,750
Inergy LP/Inergy Finance Corp., 8.25%, 3/1/16(2)	1,000,000	1,047,500
Inergy LP/Inergy Finance Corp., 7.00%, 10/1/18(1)(2)	1,000,000	1,012,500
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20(1)(2)	1,500,000	1,623,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20(2)	750,000	753,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 8.75%, 4/15/18(2)	1,000,000	1,087,500
OPTI Canada, Inc., 7.875%, 12/15/14(2)	1,600,000	1,138,000
Peabody Energy Corp., 7.375%, 11/1/16(2)	500,000	557,500
Petrohawk Energy Corp., 7.875%, 6/1/15(2)	800,000	837,000
Pioneer Natural Resources Co., 6.65%, 3/15/17(2)	500,000	533,553
Plains Exploration & Production Co., 8.625%, 10/15/19(2)	1,000,000	1,100,000
Sabine Pass LNG LP, 7.25%, 11/30/13(2)	1,550,000	1,515,125
Sabine Pass LNG LP, 7.50%, 11/30/16(2)	750,000	706,875
SandRidge Energy, Inc., 8.75%, 1/15/20(2)	1,250,000	1,290,625
Stone Energy Corp., 8.625%, 2/1/17(2)	750,000	765,000
		29,528,435
PAPER & FOREST PRODUCTS — 1.9%
Boise Cascade LLC, 7.125%, 10/15/14(2)	899,000	883,267
Domtar Corp., 9.50%, 8/1/16(2)	1,000,000	1,185,000
Georgia-Pacific LLC, 7.70%, 6/15/15(2)	1,100,000	1,265,000
Georgia-Pacific LLC, 8.25%, 5/1/16(1)(2)	500,000	566,875
Georgia-Pacific LLC, 7.125%, 1/15/17(1)(2)	150,000	160,500
Georgia-Pacific LLC, 8.875%, 5/15/31(2)	1,000,000	1,235,000
NewPage Corp., 11.375%, 12/31/14	500,000	472,500
Verso Paper Holdings LLC/Verso Paper, Inc., 9.125%, 8/1/14(2)	1,250,000	1,293,750
		7,061,892
PHARMACEUTICALS — 0.7%
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20(1)(2)	950,000	973,750
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18(1)	1,500,000	1,522,500
		2,496,250
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.1%
Host Hotels & Resorts LP, 6.75%, 6/1/16(2)	1,000,000	1,026,250
iStar Financial, Inc., 10.00%, 6/15/14	500,000	501,250
Reckson Operating Partnership LP, 7.75%, 3/15/20(2)	750,000	803,831

High-Yield – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Sabra Health Care LP/Sabra Capital Corp., 8.125%, 11/1/18(1)(2)	$ 1,500,000	$ 1,556,250
		3,887,581
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
CB Richard Ellis Services, Inc., 11.625%, 6/15/17(2)	800,000	931,000
CB Richard Ellis Services, Inc., 6.625%, 10/15/20(1)(2)	800,000	804,000
Realogy Corp., 10.50%, 4/15/14(2)	1,000,000	987,500
		2,722,500
ROAD & RAIL — 1.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18(2)	800,000	866,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/19(1)(2)	1,000,000	1,015,000
Hertz Corp. (The), 10.50%, 1/1/16(2)	500,000	530,000
Hertz Corp. (The), 7.375%, 1/15/21(1)	1,350,000	1,370,250
		3,781,250
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
Advanced Micro Devices, Inc., 8.125%, 12/15/17(2)	450,000	479,250
Freescale Semiconductor, Inc., 8.875%, 12/15/14(2)	1,500,000	1,575,000
Freescale Semiconductor, Inc., 9.25%, 4/15/18(1)(2)	750,000	828,750
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co., 10.50%, 4/15/18(2)	1,000,000	1,060,000
NXP BV/NXP Funding LLC, 9.50%, 10/15/15(2)	250,000	268,125
NXP BV/NXP Funding LLC, 9.75%, 8/1/18(1)	500,000	565,000
		4,776,125
SPECIALTY RETAIL — 3.1%
Asbury Automotive Group, Inc., 7.625%, 3/15/17(2)	250,000	253,750
Asbury Automotive Group, Inc., 8.375%, 11/15/20(1)(2)	1,250,000	1,296,875
Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/14(2)	1,000,000	1,037,500
Giraffe Acquisition Corp., 9.125%, 12/1/18(1)(2)	1,000,000	1,047,500
Ltd. Brands, Inc., 6.90%, 7/15/17(2)	1,000,000	1,067,500
Ltd. Brands, Inc., 7.00%, 5/1/20	500,000	530,000
Michaels Stores, Inc., 7.75%, 11/1/18(1)	1,500,000	1,503,750
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	1,000,000	1,058,750
Sonic Automotive, Inc., 9.00%, 3/15/18(2)	250,000	264,375
Toys "R" Us Delaware, Inc., 7.375%, 9/1/16(1)(2)	200,000	211,000
Toys "R" Us, Inc., 7.375%, 10/15/18(2)	1,000,000	985,000
Toys “R” Us Property Co. I LLC,, 10.75%, 7/15/17	1,000,000	1,145,000
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17(2)	900,000	972,000
		11,373,000
TEXTILES, APPAREL & LUXURY GOODS — 1.1%
American Achievement Corp., 10.875%, 4/15/16(1)(2)	1,000,000	1,027,500
Hanesbrands, Inc., VRN, 3.83%, 6/15/11, resets semiannually off the 6-month LIBOR plus 3.375% with no caps(2)	850,000	848,938
Hanesbrands, Inc., 8.00%, 12/15/16(2)	500,000	538,750
Hanesbrands, Inc., 6.375%, 12/15/20(1)(2)	1,250,000	1,193,750
Phillips-Van Heusen Corp., 7.375%, 5/15/20(2)	200,000	213,500
		3,822,438
TRADING COMPANIES & DISTRIBUTORS — 1.2%
Ashtead Capital, Inc., 9.00%, 8/15/16(1)(2)	1,650,000	1,728,375
RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.50%, 12/1/14(2)	750,000	791,250
RSC Equipment Rental, Inc./RSC Holdings III LLC, 10.00%, 7/15/17(1)(2)	250,000	282,500
United Rentals, Inc., 8.375%, 9/15/20	1,500,000	1,533,750
		4,335,875

High-Yield – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount/Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 3.2%
Buccaneer Merger Sub, Inc., 9.125%, 1/15/19(1)(2)	$1,250,000	$ 1,296,875
Clearwire Communicaitons LLC/Clearwire Finance, Inc., 12.00%, 12/1/15(1)(2)	1,000,000	1,085,000
Cricket Communications, Inc., 7.75%, 10/15/20(1)(2)	1,500,000	1,432,500
Crown Castle International Corp., 9.00%, 1/15/15(2)	1,000,000	1,107,500
MetroPCS Wireless, Inc., 7.875%, 9/1/18(2)	1,000,000	1,042,500
MetroPCS Wireless, Inc., 6.625%, 11/15/20(2)	1,000,000	955,000
Nextel Communications, Inc., 6.875%, 10/31/13(2)	1,000,000	1,007,500
Nextel Communications, Inc., 7.375%, 8/1/15(2)	2,500,000	2,515,625
SBA Telecommunications, Inc., 8.25%, 8/15/19(2)	1,000,000	1,097,500
		11,540,000
TOTAL CORPORATE BONDS
(Cost $314,247,370)		339,421,625
MUNICIPAL SECURITIES — 0.5%
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(2)
(Cost $2,086,352)	2,500,000	1,887,825
COMMON STOCKS — 0.4%
BUILDING PRODUCTS(7)
Nortek, Inc.(5)	650	23,400
COMMERCIAL BANKS — 0.1%
CIT Group, Inc.(5)	9,111	429,128
HEALTH CARE PROVIDERS & SERVICES — 0.2%
Express Scripts, Inc.(5)	10,800	583,740
MEDIA — 0.1%
Charter Communications, Inc., Class A(5)	6,913	269,192
TOTAL COMMON STOCKS
(Cost $2,016,409)		1,305,460
COMMERCIAL MORTGAGE-BACKED SECURITIES(8) — 0.2%
LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class AM SEQ, 4.79%, 7/15/40(2)
(Cost $732,760)	$ 750,000	765,713
PREFERRED STOCKS(7)
DIVERSIFIED FINANCIAL SERVICES(7)
Ally Financial, Inc., 7.00% (1)
(Cost $164,281)	175	165,403
TEMPORARY CASH INVESTMENTS — 3.9%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(2)	524,685	524,685

High-Yield – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Value

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 3.125%, 9/30/13, valued at $13,850,912), in a joint trading account at 0.08%, dated 12/31/10, due 1/3/11 (Delivery value $13,560,090)
$ 13,560,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $14,084,685)	14,084,685
TOTAL INVESTMENT SECURITIES — 98.4%
(Cost $333,331,857)	357,630,711
OTHER ASSETS AND LIABILITIES — 1.6%	5,725,274
TOTAL NET ASSETS — 100.0%	$363,355,985

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
69	U.S. Long Bond	March 2011	$8,426,625	$(350,575)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
273	U.S. Treasury 2-Year Notes	March 2011	$59,761,406	$150,291

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - SELL PROTECTION
$1,000,000	Receive quarterly a fixed rate equal to 5.00% per annum multiplied by the notional amount and pay Bank of America N.A. upon each default event of Royal Caribbean Cruises Ltd., par value of the proportional notional amount of Royal Caribbean Cruises Ltd., 6.875%, 12/1/13. Expires September 2011.*	$24,267	$32,978
1,400,000	Receive quarterly a fixed rate equal to 5.00% per annum multiplied by the notional amount and pay Barclays Bank plc upon each default event of Community Health Systems, Inc., par value of the proportional notional amount of Community Health Systems, Inc., 8.88%, 7/15/15. Expires December 2012.*	99,285	90,475
1,740,000	Receive quarterly a fixed rate equal to 5.00% per annum multiplied by the notional amount and pay Barclays Bank plc upon each default event of one of the issues of CDX North America High Yield 11 Index, par value of the proportional notional amount. Expires December 2013.*	(232,226)	103,398
6,000,000	Receive quarterly a fixed rate equal to 5.00% per annum multiplied by the notional amount and pay Bank of America N.A. upon each default event of one of the issues of CDX North America High Yield 14 Index, par value of the proportional notional amount. Expires June 2015.*	(170,184)	276,959
		$(278,858)	$503,810
*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

High-Yield – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Notes to Schedule of Investments
CDX	-	Credit Derivative Indexes
ETF	-	Exchange-Traded Fund
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
PIK	-	Payment in Kind
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $94,001,768, which represented 25.9% of total net assets. None of these securities were considered illiquid.

(2)	Security, or a portion thereof, has been segregated for futures contracts and swap agreements. At the period end, the aggregate value of securities pledged was $78,329,000.
(3)
Perpetual security. These securities do not have a predetermined maturity date. The coupon rates are fixed for a period of time and may be structured to adjust thereafter. Interest reset or next call date is indicated, as applicable.

(4)	Security is in default
(5)	Non-income producing.
(6)
Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

(7)	Category is less than 0.05% of total net assets.
(8)	Final maturity date indicated, unless otherwise noted.

High-Yield – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

High-Yield – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Corporate Bonds	$10,121,509	$329,300,116	–
Municipal Securities	–	1,887,825	–
Common Stocks	1,305,460	–	–
Commercial Mortgage-Backed Securities	–	765,713	–
Preferred Stocks	–	165,403	–
Temporary Cash Investments	524,685	13,560,000	–
Total Value of Investment Securities	$11,951,654	$345,679,057	–
Other Financial Instruments
Futures Contracts	$(200,284)	–	–
Swap Agreements	–	$782,668	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$(200,284)	$782,668	–

3. Federal Tax Information

As of December 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$333,335,661
Gross tax appreciation of investments	$27,047,545
Gross tax depreciation of investments	(2,752,495)
Net tax appreciation (depreciation) of investments	$24,295,050

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Inflation Protection Bond Fund

December 31, 2010

Inflation Protection Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

U.S. TREASURY SECURITIES — 83.6%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)	$28,646,400	$ 31,949,702
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)	23,030,546	24,511,341
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27(1)	12,217,230	13,607,893
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28(1)	10,570,298	10,786,661
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28(1)	17,787,365	23,016,566
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(1)	11,585,448	13,182,073
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29(1)	21,366,385	28,722,767
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32(1)	5,932,899	7,686,349
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40(1)	13,964,220	14,834,805
U.S. Treasury Inflation Indexed Notes, 3.375%, 1/15/12(1)	6,897,688	7,215,092
U.S. Treasury Inflation Indexed Notes, 2.00%, 4/15/12(1)	17,568,303	18,220,245
U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(1)	21,420,980	22,769,838
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/13(1)	7,036,300	7,254,538
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/13(1)	3,780,854	4,034,583
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14(1)	17,577,500	18,887,568
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14(1)	9,197,616	9,681,208
U.S. Treasury Inflation Indexed Notes, 2.00%, 7/15/14(1)	17,172,292	18,579,613
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(1)	18,441,101	19,687,314
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15(1)	7,468,228	7,643,268
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15(1)	14,223,913	15,426,275
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16(1)	18,182,010	19,821,227
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16(1)	16,754,938	18,825,748
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17(1)	21,663,487	24,168,327
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17(1)	10,895,663	12,413,396
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18(1)	10,622,497	11,380,178
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(1)	7,302,528	7,705,876
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19(1)	11,918,556	13,205,390
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19(1)	4,916,736	5,352,713
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20(1)	11,934,520	12,419,360
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20(1)	31,640,549	32,441,466
TOTAL U.S. TREASURY SECURITIES
(Cost $454,992,767)		475,431,380
CORPORATE BONDS — 10.1%
AEROSPACE & DEFENSE — 0.3%
L-3 Communications Corp., 5.875%, 1/15/15(1)	375,000	383,906
L-3 Communications Corp., 6.375%, 10/15/15(1)	350,000	362,250
L-3 Communications Corp., 5.20%, 10/15/19(1)	200,000	203,680
United Technologies Corp., 5.70%, 4/15/40(1)	460,000	503,332
		1,453,168
AUTO COMPONENTS(2)
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16(1)	200,000	201,000
BEVERAGES — 0.4%
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19(3)	530,000	632,853
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20(1)	620,000	673,034
Coca-Cola Co. (The), 3.625%, 3/15/14(1)	240,000	254,207
Coca-Cola Co. (The), 3.15%, 11/15/20	400,000	376,099
Coca-Cola Refreshments USA, Inc., 4.25%, 3/1/15(1)	260,000	280,447
		2,216,640

Inflation Protection Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

BIOTECHNOLOGY — 0.1%
Amgen, Inc., 5.85%, 6/1/17(1)	$ 300,000	$ 342,913
BUILDING PRODUCTS — 0.1%
Owens Corning, 6.50%, 12/1/16(1)	510,000	540,814
CAPITAL MARKETS — 0.4%
Credit Suisse (New York), 5.50%, 5/1/14(1)	390,000	428,021
Credit Suisse (New York), 5.30%, 8/13/19(1)	360,000	380,915
Credit Suisse AG, 5.40%, 1/14/20(1)	130,000	133,002
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(1)	380,000	443,767
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20(1)	270,000	279,512
Jefferies Group, Inc., 8.50%, 7/15/19(1)	80,000	91,613
Morgan Stanley, 4.20%, 11/20/14(1)	400,000	409,017
Morgan Stanley, 7.30%, 5/13/19(1)	330,000	372,051
		2,537,898
CHEMICALS — 0.2%
Dow Chemical Co. (The), 4.85%, 8/15/12(1)	160,000	168,734
Dow Chemical Co. (The), 2.50%, 2/15/16(1)	210,000	202,173
Dow Chemical Co. (The), 8.55%, 5/15/19(1)	360,000	451,876
Dow Chemical Co. (The), 4.25%, 11/15/20(1)	330,000	317,362
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	200,000	214,750
		1,354,895
COMMERCIAL BANKS — 0.1%
Fifth Third Bancorp., 6.25%, 5/1/13(1)	300,000	325,339
PNC Funding Corp., 3.625%, 2/8/15(1)	140,000	144,891
		470,230
COMMERCIAL SERVICES & SUPPLIES — 0.1%
Corrections Corp. of America, 7.75%, 6/1/17(1)	400,000	426,500
COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39(1)	360,000	400,136
CONSUMER FINANCE — 0.5%
Capital One Bank USA N.A., 8.80%, 7/15/19(1)	330,000	406,549
Ford Motor Credit Co. LLC, 7.50%, 8/1/12	330,000	350,990
Ford Motor Credit Co. LLC, 5.625%, 9/15/15(1)	410,000	424,983
General Electric Capital Corp., 3.75%, 11/14/14(1)	1,030,000	1,065,684
General Electric Capital Corp., 6.00%, 8/7/19(1)	300,000	334,345
SLM Corp., 5.375%, 1/15/13(1)	250,000	255,113
		2,837,664
CONTAINERS & PACKAGING — 0.1%
Ball Corp., 6.75%, 9/15/20(1)	340,000	358,700
DIVERSIFIED — 0.2%
iShares iBoxx $ High Yield Corporate Bond Fund (ETF)(in shares)	14,200	1,282,118
DIVERSIFIED FINANCIAL SERVICES — 0.4%
Ally Financial, Inc., 8.30%, 2/12/15(1)	450,000	496,125
Arch Western Finance LLC, 6.75%, 7/1/13(1)	255,000	258,825
Bank of America Corp., 6.50%, 8/1/16(1)	500,000	543,183
Citigroup, Inc., 6.01%, 1/15/15(1)	650,000	713,708
		2,011,841
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
AT&T, Inc., 6.70%, 11/15/13(1)	180,000	204,646
AT&T, Inc., 6.55%, 2/15/39(1)	420,000	458,683
British Telecommunications plc, 5.95%, 1/15/18(1)	250,000	274,026

Inflation Protection Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(1)	$ 160,000	$ 209,685
CenturyLink, Inc., 7.875%, 8/15/12(1)	520,000	562,614
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(1)	600,000	710,600
Frontier Communications Corp., 8.50%, 4/15/20(1)	650,000	713,375
Telecom Italia Capital SA, 6.18%, 6/18/14(1)	550,000	585,362
Telefonica Emisiones SAU, 5.88%, 7/15/19(1)	340,000	347,975
Verizon Communications, Inc., 6.10%, 4/15/18(1)	600,000	682,570
Windstream Corp., 7.875%, 11/1/17(1)	830,000	876,688
		5,626,224
ELECTRIC UTILITIES — 0.1%
Exelon Generation Co. LLC, 4.00%, 10/1/20(1)	290,000	271,930
FirstEnergy Solutions Corp., 6.05%, 8/15/21(1)	420,000	432,295
Niagara Mohawk Power Corp., 4.88%, 8/15/19(3)	160,000	170,201
		874,426
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Arrow Electronics, Inc., 3.375%, 11/1/15(1)	665,000	645,359
Jabil Circuit, Inc., 7.75%, 7/15/16(1)	470,000	529,925
		1,175,284
FOOD & STAPLES RETAILING — 0.2%
CVS Caremark Corp., 6.60%, 3/15/19(1)	250,000	293,192
Wal-Mart Stores, Inc., 2.875%, 4/1/15(1)	280,000	287,512
Wal-Mart Stores, Inc., 3.25%, 10/25/20(1)	800,000	753,431
		1,334,135
FOOD PRODUCTS — 0.2%
Kraft Foods, Inc., 5.375%, 2/10/20(1)	750,000	808,663
Kraft Foods, Inc., 6.50%, 2/9/40(1)	325,000	365,466
Mead Johnson Nutrition Co., 5.90%, 11/1/39(1)	170,000	176,615
		1,350,744
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Boston Scientific Corp., 4.50%, 1/15/15(1)	330,000	337,245
HEALTH CARE PROVIDERS & SERVICES — 0.3%
HCA, Inc., 7.875%, 2/15/20(1)	600,000	645,000
HCA, Inc., 7.69%, 6/15/25(1)	100,000	96,500
Medco Health Solutions, Inc., 6.125%, 3/15/13(1)	712,000	776,153
		1,517,653
HOTELS, RESTAURANTS & LEISURE — 0.1%
Wyndham Worldwide Corp., 6.00%, 12/1/16(1)	190,000	199,069
Wyndham Worldwide Corp., 5.75%, 2/1/18(1)	190,000	193,478
		392,547
HOUSEHOLD DURABLES(2)
Jarden Corp., 6.125%, 11/15/22(1)	190,000	182,162
INDUSTRIAL CONGLOMERATES(2)
General Electric Co., 5.25%, 12/6/17(1)	200,000	216,334
INSURANCE — 0.3%
Allstate Corp. (The), 7.45%, 5/16/19	300,000	364,682
Lincoln National Corp., 6.25%, 2/15/20(1)	120,000	131,123
MetLife, Inc., 6.75%, 6/1/16(1)	500,000	580,650
Prudential Financial, Inc., 7.375%, 6/15/19(1)	400,000	472,378
		1,548,833
INTERNET SOFTWARE & SERVICES — 0.1%
eBay, Inc., 3.25%, 10/15/20(1)	660,000	615,175
MACHINERY(2)

Inflation Protection Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Deere & Co., 5.375%, 10/16/29(1)	$ 250,000	$ 265,242
MEDIA — 1.3%
CBS Corp., 5.75%, 4/15/20(1)	500,000	532,291
Comcast Corp., 5.90%, 3/15/16(1)	250,000	280,199
Comcast Corp., 5.15%, 3/1/20(1)	590,000	620,836
DirecTV Holdings LLC, 3.55%, 3/15/15(1)	400,000	406,764
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(1)	500,000	533,336
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(1)	730,000	857,750
Lamar Media Corp., 9.75%, 4/1/14(1)	170,000	196,350
NBC Universal, Inc., 5.15%, 4/30/20(1)(3)	150,000	155,781
NBC Universal, Inc., 4.375%, 4/1/21(3)	560,000	544,646
News America, Inc., 6.90%, 8/15/39(1)	310,000	356,116
Omnicom Group, Inc., 4.45%, 8/15/20(1)	225,000	220,594
Time Warner Cable, Inc., 5.40%, 7/2/12(1)	500,000	531,008
Time Warner Cable, Inc., 8.25%, 2/14/14(1)	120,000	139,388
Time Warner Cable, Inc., 6.75%, 7/1/18(1)	600,000	700,458
Viacom, Inc., 6.25%, 4/30/16(1)	600,000	683,600
Virgin Media Finance plc, 9.50%, 8/15/16(1)	200,000	227,000
Virgin Media Secured Finance plc, 6.50%, 1/15/18(1)	400,000	423,000
WMG Acquisition Corp., 9.50%, 6/15/16	140,000	150,850
		7,559,967
METALS & MINING — 0.3%
Anglo American Capital plc, 9.375%, 4/8/19(1)(3)	300,000	404,162
Anglo American Capital plc, 4.45%, 9/27/20(1)(3)	100,000	101,750
ArcelorMittal, 9.85%, 6/1/19(1)	530,000	670,836
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(1)	350,000	387,662
Newmont Mining Corp., 6.25%, 10/1/39(1)	300,000	327,326
		1,891,736
MULTILINE RETAIL — 0.1%
Macy's Retail Holdings, Inc., 5.90%, 12/1/16(1)	370,000	396,825
MULTI-UTILITIES — 0.3%
CMS Energy Corp., 4.25%, 9/30/15	160,000	159,229
CMS Energy Corp., 8.75%, 6/15/19(1)	410,000	484,297
Dominion Resources, Inc., 6.40%, 6/15/18(1)	420,000	489,390
Pacific Gas & Electric Co., 6.25%, 12/1/13(1)	180,000	201,919
Pacific Gas & Electric Co., 5.80%, 3/1/37(1)	280,000	297,773
PG&E Corp., 5.75%, 4/1/14(1)	70,000	76,676
Sempra Energy, 6.50%, 6/1/16(1)	130,000	151,093
		1,860,377
OFFICE ELECTRONICS — 0.1%
Xerox Corp., 5.625%, 12/15/19(1)	500,000	536,916
OIL, GAS & CONSUMABLE FUELS — 1.2%
Anadarko Petroleum Corp., 5.95%, 9/15/16(1)	380,000	408,724
Arch Coal, Inc., 7.25%, 10/1/20(1)	250,000	265,000
Chesapeake Energy Corp., 7.625%, 7/15/13(1)	310,000	337,513
Enterprise Products Operating LLC, 4.60%, 8/1/12(1)	640,000	671,960
Enterprise Products Operating LLC, 6.30%, 9/15/17(1)	450,000	508,475
Kinder Morgan Energy Partners LP, 6.75%, 3/15/11(1)	450,000	455,018
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20(1)	610,000	634,571
Magellan Midstream Partners LP, 6.55%, 7/15/19(1)	270,000	308,314

Inflation Protection Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20(1)	$ 300,000	$ 301,500
Motiva Enterprises LLC, 5.75%, 1/15/20(1)(3)	340,000	382,063
Newfield Exploration Co., 6.875%, 2/1/20	500,000	528,750
Peabody Energy Corp., 6.50%, 9/15/20(1)	545,000	584,513
Petroleos Mexicanos, 6.00%, 3/5/20(1)	250,000	266,250
SandRidge Energy, Inc., 8.75%, 1/15/20(1)	250,000	258,125
Shell International Finance BV, 4.30%, 9/22/19(1)	390,000	407,335
Talisman Energy, Inc., 7.75%, 6/1/19(1)	200,000	247,307
Williams Partners LP, 5.25%, 3/15/20(1)	180,000	186,928
Williams Partners LP, 4.125%, 11/15/20(1)	250,000	237,269
		6,989,615
PAPER & FOREST PRODUCTS — 0.2%
Georgia-Pacific LLC, 8.875%, 5/15/31(1)	300,000	370,500
International Paper Co., 9.375%, 5/15/19(1)	160,000	206,122
International Paper Co., 7.30%, 11/15/39(1)	300,000	342,940
		919,562
PHARMACEUTICALS — 0.2%
Roche Holdings, Inc., 6.00%, 3/1/19(1)(3)	370,000	430,959
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(1)	500,000	537,789
		968,748
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
Digital Realty Trust LP, 5.875%, 2/1/20(1)	350,000	356,696
Host Hotels & Resort, Inc., 6.00%, 11/1/20(1)(3)	420,000	415,800
Simon Property Group LP, 5.75%, 12/1/15(1)	400,000	444,875
		1,217,371
SPECIALTY RETAIL — 0.3%
Lowe's Cos., Inc., 2.125%, 4/15/16(1)	500,000	489,585
Ltd. Brands, Inc., 6.90%, 7/15/17(1)	430,000	459,025
Rent-A-Center, Inc., 6.625%, 11/15/20(1)(3)	600,000	600,000
		1,548,610
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Hanesbrands, Inc., 6.375%, 12/15/20(1)(3)	390,000	372,450
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
America Movil SAB de CV, 5.00%, 3/30/20(1)	170,000	177,556
American Tower Corp., 4.625%, 4/1/15(1)	600,000	627,415
SBA Telecommunications, Inc., 8.25%, 8/15/19(1)	300,000	329,250
		1,134,221
TOTAL CORPORATE BONDS
(Cost $54,465,048)		57,266,919
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 3.2%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 3.0%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	649,309	684,973
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(1)	829,111	837,788
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A3, VRN, 2.95%, 1/3/11(1)	911,677	830,337
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.99%, 1/3/11(1)	903,397	802,525
Chase Mortgage Finance Corp., Series 2005 A1, Class 2A2 SEQ, VRN, 2.95%, 1/3/11(1)	426,753	409,578
Chase Mortgage Finance Corp., Series 2006 S4, Class A3, 6.00%, 12/25/36(1)	782,755	760,674

Inflation Protection Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003 J13, Class 1A1 SEQ, 5.25%, 1/25/34(1)	$ 362,253	$ 367,567
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-22, Class A3, VRN, 3.12%, 1/3/11(1)	927,560	753,733
J.P. Morgan Mortgage Trust, Series 2004 S2, Class 1A3 SEQ, 4.75%, 11/25/19	734,735	745,192
J.P. Morgan Mortgage Trust, Series 2005 A6, Class 7A1, VRN, 3.10%, 1/3/11(1)	1,321,486	1,147,172
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33(1)	1,285,702	1,351,283
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34(1)	1,191,594	1,253,093
Wells Fargo Mortgage-Backed Securities Trust, Series 2005 AR2, Class 2A2, VRN, 2.85%, 1/3/11	604,141	559,408
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	690,648	722,466
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	949,616	915,671
Wells Fargo Mortgage-Backed Securities Trust, Series 2006 AR19, Class A1, VRN, 5.49%, 1/3/11(1)	1,078,659	1,013,815
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9, SEQ, 6.00%, 8/25/36(1)	1,570,000	1,520,096
Wells Fargo Mortgage-Backed Securities Trust, Series 2007 AR10, Class 1A1, VRN, 6.20%, 1/3/11	991,132	995,094
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	1,382,955	1,431,261
		17,101,726
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
NCUA Guaranteed Notes, Series 2010 C1, Class A2 SEQ, 2.90%, 10/29/20	900,000	876,463
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $17,659,812)		17,978,189
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 1.9%
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.44%, 1/18/11, resets monthly off the 1-month LIBOR plus 0.18% with no caps(1)(3)	449,888	421,076
Greenwich Capital Commercial Funding Corp., Series 2005 GG3, Class A4, VRN, 4.80%, 1/3/11(1)	400,000	422,656
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A4 SEQ, 4.96%, 8/10/38(1)	1,400,000	1,452,375
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A6 SEQ, VRN, 5.40%, 1/3/11(1)	1,900,000	2,042,564
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4 SEQ, 4.76%, 7/10/39(1)	834,000	861,112
LB-UBS Commercial Mortgage Trust, Series 2004 C1, Class A4 SEQ, 4.57%, 1/15/31(1)	700,000	731,425
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(1)	144,370	144,430
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2007 LLFA, Class A1, VRN, 0.56%, 1/18/11, resets monthly off the 1-month LIBOR plus 0.30% with no caps(1)(3)	371,607	353,818
Wachovia Bank Commercial Mortgage Trust, Series 2003 C3, Class A2 SEQ, 4.87%, 2/15/35(1)	1,000,000	1,049,399

Inflation Protection Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount/Shares	Value

Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A6A, VRN, 5.11%, 1/3/11(1)		$ 800,000	$ 834,664
Wachovia Bank Commercial Mortgage Trust, Series 2006 C23, Class A4, VRN, 5.42%, 1/3/11(1)		2,000,000	2,145,533
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $10,374,026)			10,459,052
SHORT-TERM INVESTMENTS — 0.2%
Government of Canada Treasury Bill, 0.95%, 2/17/11(5)
(Cost $1,310,101)	CAD	1,340,000	1,346,024
SOVEREIGN GOVERNMENTS & AGENCIES — 0.2%
ITALY — 0.1%
Republic of Italy, 3.125%, 1/26/15(1)		$ 510,000	497,983
NORWAY — 0.1
Government of Norway, 6.00%, 5/16/11	NOK	4,170,000	724,196
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $1,268,249)			1,222,179
MUNICIPAL SECURITIES(2)
Bay Area Toll Auth. Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40(1)
(Cost $199,727)		$ 200,000	200,922
TEMPORARY CASH INVESTMENTS — 0.3%
BNP Paribas Finance, Inc., 0.10%, 1/3/11(5)		1,700,000	1,699,966
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(1)		35,543	35,543
TOTAL TEMPORARY CASH INVESTMENTS			1,735,509
(Cost $1,735,534)
TOTAL INVESTMENT SECURITIES — 99.5%
(Cost $542,005,264)			565,640,174
OTHER ASSETS AND LIABILITIES — 0.5%			2,964,599
TOTAL NET ASSETS — 100.0%			$568,604,773

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
172	U.S. Long Bond	March 2011	$21,005,500	$(873,898)
73	U.S. Treasury 10-Year Notes	March 2011	8,791,938	(314,874)
			$29,797,438	$(1,188,772)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
567	U.S. Treasury 2-Year Notes	March 2011	$124,119,844	$312,143

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
10,021,158 EUR for USD		Barclays Bank plc	1/28/11	$13,391,274	$493,041
(Value on Settlement Date $13,884,315)

Inflation Protection Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
9,785,574	EUR for USD	Barclays Bank plc	1/28/11	$13,076,463	$(224,187)
(Value on Settlement Date $13,300,650)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - SELL PROTECTION
$850,000	Receive quarterly a fixed rate equal to 5.00% per annum multiplied by the notional amount and pay Barclays Bank plc upon each default event of Community Health Systems, Inc., par value of the proportional notional amount of Community Health Systems, Inc., 8.88%, 7/15/15. Expires December 2012.*	$ 60,280	$54,931
870,000	Receive quarterly a fixed rate equal to 5.00% per annum multiplied by the notional amount and pay Barclays Bank plc upon each default event of one of the issues of CDX North America High Yield 11 Index, par value of the proportional notional amount. Expires December 2013.*	(116,113)	51,699
TOTAL RETURN
800,000	Pay a fixed rate equal to 1.13 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires January 2012.	–	(22,721)
12,000,000	Pay a fixed rate equal to 0.12 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires January 2015.	–	(328,827)
1,000,000	Pay a fixed rate equal to 1.31 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires April 2017.	–	(63,960)
1,800,000	Pay a fixed rate equal to 0.25 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires March 2019.	–	(30,321)
18,000,000	Pay a fixed rate equal to 0.30 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires December 2019.	–	(463,335)
2,200,000	Pay a fixed rate equal to 0.30 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires February 2020.	–	(49,217)
5,000,000	Pay a fixed rate equal to 0.30 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires March 2020.	–	(95,690)
1,000,000	Pay a fixed rate equal to 0.30 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires March 2020.	–	(20,512)
1,900,000	Pay a fixed rate equal to 1.77 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires December 2027.	–	(71,551)
6,700,000	Pay a fixed rate equal to 0.81 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires February 2030.	–	(213,475)
		$(55,833)	$(1,252,979)
*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Inflation Protection Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Notes to Schedule of Investments
CAD	-	Canadian Dollar
CDX	-	Credit Derivative Indexes
CPI	-	Consumer Price Index
ETF	-	Exchange-Traded Fund
EUR	-	Euro
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
NCUA	-	National Credit Union Administration
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $156,997,000.
(2)	Category is less than 0.05% of total net assets.
(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $4,985,559, which represented 0.9% of total net assets.

(4)	Final maturity date indicated, unless otherwise noted.
(5)	The rate indicated is the yield to maturity at purchase.

Inflation Protection Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •    Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •    Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •    Level 3 valuation inputs consist of  unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities	–	$475,431,380	–
Corporate Bonds	$1,282,118	55,984,801	–
Collateralized Mortgage Obligations	–	17,978,189	–
Commercial Mortgage-Backed Securities	–	10,459,052	–
Commercial Paper	–	1,699,966	–
Short-Term Investments	–	1,346,024	–
Sovereign Governments & Agencies	–	1,222,179	–
Municipal Securities	–	200,922	–
Temporary Cash Investments	35,543	–	–
Total Value of Investment Securities	$1,317,661	$564,322,513	–

Inflation Protection Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

	Level 1	Level 2	Level 3
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$268,854	–
Futures Contracts	$(876,629)	–	–
Swap Agreements	–	(1,197,146)	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$(876,629)	$(928,292)	–

3. Federal Tax Information

As of December 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$542,265,581
Gross tax appreciation of investments	$24,187,206
Gross tax depreciation of investments	(812,613)
Net tax appreciation (depreciation) of investments	$23,374,593

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Diversified Bond Fund

December 31, 2010

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

U.S. TREASURY SECURITIES — 25.8%
U.S. Treasury Bonds, 10.625%, 8/15/15(1)	$ 2,900,000	$ 4,037,571
U.S. Treasury Bonds, 8.125%, 8/15/21(1)	955,000	1,360,129
U.S. Treasury Bonds, 5.25%, 2/15/29(1)	6,827,000	7,830,781
U.S. Treasury Bonds, 5.375%, 2/15/31(1)	3,400,000	3,969,500
U.S. Treasury Bonds, 4.75%, 2/15/37(1)	800,000	859,875
U.S. Treasury Bonds, 4.25%, 5/15/39(1)	500,000	492,657
U.S. Treasury Bonds, 4.375%, 11/15/39(1)	17,420,000	17,515,270
U.S. Treasury Notes, 1.00%, 10/31/11(1)	4,900,000	4,929,478
U.S. Treasury Notes, 0.75%, 11/30/11(1)	19,000,000	19,077,938
U.S. Treasury Notes, 0.75%, 5/31/12(1)	2,500,000	2,512,318
U.S. Treasury Notes, 4.25%, 9/30/12(1)	1,390,000	1,481,056
U.S. Treasury Notes, 1.375%, 11/15/12(1)	15,000,000	15,226,170
U.S. Treasury Notes, 1.375%, 3/15/13(1)	15,000,000	15,221,490
U.S. Treasury Notes, 1.375%, 5/15/13(1)	1,000,000	1,014,537
U.S. Treasury Notes, 1.875%, 4/30/14(1)	5,000,000	5,114,455
U.S. Treasury Notes, 2.375%, 8/31/14(1)	1,200,000	1,243,313
U.S. Treasury Notes, 2.125%, 11/30/14(1)	2,000,000	2,049,062
U.S. Treasury Notes, 2.625%, 12/31/14(1)	5,000,000	5,214,455
U.S. Treasury Notes, 2.50%, 3/31/15(1)	5,000,000	5,176,180
U.S. Treasury Notes, 1.25%, 8/31/15(1)	7,835,000	7,621,379
U.S. Treasury Notes, 1.25%, 9/30/15(1)	31,152,000	30,229,620
U.S. Treasury Notes, 2.125%, 12/31/15(1)	21,500,000	21,617,584
U.S. Treasury Notes, 4.75%, 8/15/17(1)	1,092,000	1,238,482
U.S. Treasury Notes, 3.625%, 2/15/20(1)	700,000	726,578
U.S. Treasury Notes, 2.625%, 8/15/20(1)	13,500,000	12,800,740
TOTAL U.S. TREASURY SECURITIES
(Cost $187,789,678)		188,560,618
CORPORATE BONDS — 25.3%
AEROSPACE & DEFENSE — 0.5%
Honeywell International, Inc., 5.30%, 3/1/18(1)	130,000	144,885
L-3 Communications Corp., 5.875%, 1/15/15(1)	700,000	716,625
L-3 Communications Corp., 5.20%, 10/15/19(1)	60,000	61,104
Lockheed Martin Corp., 7.65%, 5/1/16(1)	220,000	268,064
Lockheed Martin Corp., 5.50%, 11/15/39(1)	400,000	409,039
Northrop Grumman Corp., 3.70%, 8/1/14(1)	170,000	178,672
United Technologies Corp., 6.125%, 2/1/19(1)	410,000	480,234
United Technologies Corp., 6.05%, 6/1/36(1)	230,000	260,582
United Technologies Corp., 6.125%, 7/15/38(1)	496,000	573,157
United Technologies Corp., 5.70%, 4/15/40(1)	490,000	536,157
		3,628,519
AUTOMOBILES — 0.2%
American Honda Finance Corp., 2.375%, 3/18/13(1)(2)	430,000	437,462
American Honda Finance Corp., 2.50%, 9/21/15(1)(2)	890,000	879,870
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(1)(2)	290,000	296,065
		1,613,397
BEVERAGES — 0.5%
Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12(1)	750,000	774,194
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19(1)(2)	400,000	498,514
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19(2)	1,190,000	1,420,935

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Diageo Capital plc, 5.20%, 1/30/13(1)	$ 280,000	$ 302,103
PepsiCo, Inc., 4.875%, 11/1/40(1)	160,000	155,855
SABMiller plc, 6.20%, 7/1/11(1)(2)	360,000	369,334
SABMiller plc, 5.50%, 8/15/13(1)(2)	250,000	271,516
		3,792,451
BIOTECHNOLOGY — 0.1%
Amgen, Inc., 5.85%, 6/1/17(1)	400,000	457,218
Amgen, Inc., 3.45%, 10/1/20(1)	320,000	305,530
		762,748
BUILDING PRODUCTS — 0.1%
Owens Corning, 6.50%, 12/1/16(1)	610,000	646,856
CAPITAL MARKETS — 2.2%
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17(1)	1,580,000	1,803,764
Credit Suisse (New York), 5.00%, 5/15/13(1)	610,000	656,900
Credit Suisse (New York), 5.50%, 5/1/14(1)	340,000	373,147
Credit Suisse (New York), 5.30%, 8/13/19(1)	420,000	444,401
Credit Suisse (New York), 4.375%, 8/5/20(1)	850,000	836,144
Deutsche Bank AG (London), 4.875%, 5/20/13(1)	270,000	289,665
Deutsche Bank AG (London), 3.875%, 8/18/14(1)	490,000	514,814
Goldman Sachs Group, Inc. (The), 6.00%, 5/1/14(1)	230,000	253,569
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15(1)	840,000	903,306
Goldman Sachs Group, Inc. (The), 3.70%, 8/1/15(1)	520,000	530,388
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(1)	2,140,000	2,499,109
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20(1)	650,000	672,900
Jefferies Group, Inc., 8.50%, 7/15/19(1)	340,000	389,353
Korea Development Bank, 3.25%, 3/9/16(1)	380,000	370,404
Merrill Lynch & Co., Inc., 6.15%, 4/25/13(1)	475,000	509,953
Morgan Stanley, 4.20%, 11/20/14(1)	920,000	940,740
Morgan Stanley, 6.00%, 4/28/15(1)	1,000,000	1,084,035
Morgan Stanley, 6.625%, 4/1/18(1)	520,000	564,896
Morgan Stanley, 7.30%, 5/13/19(1)	560,000	631,360
Morgan Stanley, 5.625%, 9/23/19(1)	550,000	561,786
Morgan Stanley, 5.50%, 7/24/20(1)	260,000	263,156
UBS AG (Stamford Branch), 2.25%, 8/12/13(1)	370,000	373,392
UBS AG (Stamford Branch), 5.875%, 12/20/17(1)	600,000	660,845
UBS AG (Stamford Branch), 5.75%, 4/25/18(1)	250,000	272,090
		16,400,117
CHEMICALS — 0.5%
CF Industries, Inc., 6.875%, 5/1/18	610,000	654,225
Dow Chemical Co. (The), 4.85%, 8/15/12(1)	210,000	221,464
Dow Chemical Co. (The), 5.90%, 2/15/15(1)	390,000	432,203
Dow Chemical Co. (The), 2.50%, 2/15/16(1)	580,000	558,383
Dow Chemical Co. (The), 8.55%, 5/15/19(1)	530,000	665,261
Dow Chemical Co. (The), 4.25%, 11/15/20(1)	370,000	355,830
Mosaic Co. (The), 7.625%, 12/1/16(1)(2)	315,000	339,021
PPG Industries, Inc., 5.50%, 11/15/40(1)	80,000	78,782
Rohm & Haas Co., 5.60%, 3/15/13(1)	130,000	139,067
		3,444,236
COMMERCIAL BANKS — 1.1%
Barclays Bank plc, 5.00%, 9/22/16(1)	560,000	593,328
BB&T Corp., 5.70%, 4/30/14(1)	250,000	275,268
Fifth Third Bancorp., 6.25%, 5/1/13(1)	520,000	563,922

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

HSBC Bank plc, 3.50%, 6/28/15(1)(2)	$ 410,000	$ 420,727
HSBC Holdings plc, 6.80%, 6/1/38(1)	230,000	249,506
HSBC USA, Inc., 5.00%, 9/27/20(1)	390,000	378,226
Huntington Bancshares, Inc., 7.00%, 12/15/20(1)	130,000	137,122
National Australia Bank Ltd., 2.75%, 9/28/15(1)(2)	290,000	285,860
PNC Bank N.A., 4.875%, 9/21/17(1)	128,000	131,580
PNC Bank N.A., 6.00%, 12/7/17(1)	310,000	337,659
PNC Funding Corp., 3.625%, 2/8/15(1)	420,000	434,672
PNC Funding Corp., 4.25%, 9/21/15(1)	200,000	210,155
PNC Funding Corp., 4.375%, 8/11/20(1)	230,000	227,750
Royal Bank of Scotland plc (The), 3.95%, 9/21/15	660,000	649,491
SunTrust Bank, 7.25%, 3/15/18(1)	100,000	111,036
Wachovia Bank N.A., 4.80%, 11/1/14(1)	339,000	360,746
Wachovia Bank N.A., 4.875%, 2/1/15(1)	198,000	210,164
Wells Fargo & Co., 4.375%, 1/31/13(1)	700,000	741,144
Wells Fargo & Co., 3.625%, 4/15/15(1)	290,000	301,011
Wells Fargo & Co., 5.625%, 12/11/17(1)	800,000	887,030
Westpac Banking Corp., 3.00%, 8/4/15(1)	340,000	342,083
		7,848,480
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Corrections Corp. of America, 6.25%, 3/15/13(1)	550,000	558,250
Corrections Corp. of America, 7.75%, 6/1/17(1)	500,000	533,125
Republic Services, Inc., 5.50%, 9/15/19(1)	1,033,000	1,128,487
Republic Services, Inc., 6.20%, 3/1/40(1)	340,000	369,843
Waste Management, Inc., 4.75%, 6/30/20(1)	360,000	369,822
Waste Management, Inc., 6.125%, 11/30/39(1)	280,000	300,700
		3,260,227
COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39(1)	900,000	1,000,340
CONSUMER FINANCE — 1.4%
American Express Centurion Bank, 5.55%, 10/17/12(1)	250,000	267,519
American Express Centurion Bank, 6.00%, 9/13/17(1)	950,000	1,060,155
American Express Co., 7.25%, 5/20/14(1)	380,000	433,235
American Express Credit Corp., 2.75%, 9/15/15(1)	530,000	521,922
Capital One Bank USA N.A., 8.80%, 7/15/19(1)	400,000	492,786
Capital One Capital V, 10.25%, 8/15/39(1)	200,000	215,250
Ford Motor Credit Co. LLC, 5.625%, 9/15/15(1)	400,000	414,618
General Electric Capital Corp., 3.75%, 11/14/14(1)	1,500,000	1,551,968
General Electric Capital Corp., 2.25%, 11/9/15(1)	710,000	683,337
General Electric Capital Corp., 5.625%, 9/15/17(1)	250,000	274,510
General Electric Capital Corp., 6.00%, 8/7/19(1)	1,120,000	1,248,220
General Electric Capital Corp., 4.375%, 9/16/20(1)	1,850,000	1,824,248
General Electric Capital Corp., 6.875%, 1/10/39(1)	150,000	173,930
John Deere Capital Corp., 4.90%, 9/9/13(1)	250,000	272,759
SLM Corp., 5.375%, 1/15/13(1)	240,000	244,909
SLM Corp., 5.00%, 10/1/13(1)	220,000	220,709
		9,900,075
CONTAINERS & PACKAGING — 0.1%
Ball Corp., 7.125%, 9/1/16(1)	330,000	357,225
Ball Corp., 6.75%, 9/15/20(1)	410,000	432,550
		789,775

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

DIVERSIFIED FINANCIAL SERVICES — 1.9%
Arch Western Finance LLC, 6.75%, 7/1/13(1)	$ 212,000	$ 215,180
Bank of America Corp., 4.90%, 5/1/13(1)	600,000	625,909
Bank of America Corp., 4.50%, 4/1/15(1)	680,000	691,770
Bank of America Corp., 6.50%, 8/1/16(1)	1,690,000	1,835,958
Bank of America Corp., 5.75%, 12/1/17(1)	270,000	281,368
Bank of America Corp., 5.65%, 5/1/18(1)	150,000	153,494
Bank of America Corp., 5.625%, 7/1/20(1)	800,000	817,086
Bank of America Corp., 5.875%, 1/5/21(1)	150,000	155,484
Bank of America N.A., 5.30%, 3/15/17(1)	970,000	984,317
Citigroup, Inc., 6.00%, 12/13/13(1)	1,060,000	1,159,083
Citigroup, Inc., 6.01%, 1/15/15(1)	1,620,000	1,778,781
Citigroup, Inc., 4.75%, 5/19/15	210,000	220,107
Citigroup, Inc., 6.125%, 5/15/18(1)	490,000	537,610
Citigroup, Inc., 8.50%, 5/22/19(1)	160,000	198,941
Citigroup, Inc., 5.375%, 8/9/20(1)	290,000	301,876
Citigroup, Inc., 8.125%, 7/15/39(1)	350,000	446,673
HSBC Finance Corp., 4.75%, 7/15/13(1)	200,000	211,061
JPMorgan Chase & Co., 3.70%, 1/20/15(1)	310,000	321,116
JPMorgan Chase & Co., 6.00%, 1/15/18(1)	2,520,000	2,818,280
JPMorgan Chase Bank National Association, 5.875%, 6/13/16(1)	250,000	273,747
		14,027,841
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
Alltel Corp., 7.875%, 7/1/32(1)	180,000	230,646
AT&T, Inc., 6.70%, 11/15/13(1)	770,000	875,429
AT&T, Inc., 5.10%, 9/15/14(1)	100,000	109,502
AT&T, Inc., 6.80%, 5/15/36(1)	195,000	216,650
AT&T, Inc., 6.55%, 2/15/39(1)	780,000	851,840
British Telecommunications plc, 5.15%, 1/15/13(1)	325,000	346,180
British Telecommunications plc, 5.95%, 1/15/18(1)	460,000	504,207
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14(1)	340,000	375,187
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(1)	350,000	458,686
CenturyLink, Inc., 7.60%, 9/15/39(1)	520,000	525,639
Deutsche Telekom International Finance BV, 5.25%, 7/22/13(1)	100,000	108,369
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(1)	400,000	473,734
Deutsche Telekom International Finance BV, 8.75%, 6/15/30(1)	160,000	215,606
Embarq Corp., 7.08%, 6/1/16(1)	82,000	90,787
France Telecom SA, 4.375%, 7/8/14(1)	420,000	449,125
Frontier Communications Corp., 8.50%, 4/15/20(1)	750,000	823,125
Qwest Corp., 7.875%, 9/1/11(1)	60,000	61,950
Qwest Corp., 8.875%, 3/15/12(1)	300,000	325,125
Qwest Corp., 7.50%, 10/1/14(1)	120,000	135,000
Sprint Capital Corp., 7.625%, 1/30/11(1)	400,000	401,500
Telecom Italia Capital SA, 6.18%, 6/18/14(1)	600,000	638,576
Telecom Italia Capital SA, 7.00%, 6/4/18(1)	525,000	556,689
Telefonica Emisiones SAU, 5.88%, 7/15/19(1)	400,000	409,383
Verizon Communications, Inc., 6.10%, 4/15/18(1)	170,000	193,395
Verizon Communications, Inc., 8.75%, 11/1/18(1)	670,000	876,207
Verizon Communications, Inc., 6.40%, 2/15/38(1)	190,000	210,885
Verizon Communications, Inc., 7.35%, 4/1/39(1)	500,000	617,041
Windstream Corp., 7.875%, 11/1/17(1)	500,000	528,125
		11,608,588

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

ELECTRIC UTILITIES — 0.7%
Carolina Power & Light Co., 5.15%, 4/1/15(1)	$ 160,000	$ 176,906
Carolina Power & Light Co., 5.25%, 12/15/15(1)	90,000	101,015
Carolina Power & Light Co., 5.30%, 1/15/19(1)	180,000	200,134
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(1)	455,000	487,495
Duke Energy Carolinas LLC, 7.00%, 11/15/18(1)	520,000	636,969
Duke Energy Corp., 6.30%, 2/1/14(1)	360,000	401,267
Duke Energy Corp., 3.95%, 9/15/14(1)	260,000	272,692
Edison International, 3.75%, 9/15/17(1)	390,000	387,815
Exelon Generation Co. LLC, 5.20%, 10/1/19(1)	330,000	345,835
Exelon Generation Co. LLC, 4.00%, 10/1/20(1)	310,000	290,684
FirstEnergy Corp., 6.45%, 11/15/11(1)	22,000	22,900
FirstEnergy Solutions Corp., 6.05%, 8/15/21(1)	670,000	689,614
Florida Power Corp., 5.65%, 6/15/18(1)	180,000	203,554
Florida Power Corp., 6.35%, 9/15/37(1)	130,000	149,655
Niagara Mohawk Power Corp., 4.88%, 8/15/19(2)	200,000	212,751
Pacificorp, 6.00%, 1/15/39(1)	570,000	630,928
Southern California Edison Co., 5.625%, 2/1/36(1)	179,000	188,909
		5,399,123
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16(1)	540,000	608,850
Jabil Circuit, Inc., 5.625%, 12/15/20(1)	450,000	444,375
		1,053,225
ENERGY EQUIPMENT & SERVICES — 0.1%
Pride International, Inc., 6.875%, 8/15/20(1)	100,000	104,250
Transocean, Inc., 6.50%, 11/15/20(1)	300,000	319,098
Weatherford International Ltd., 9.625%, 3/1/19(1)	440,000	565,447
		988,795
FOOD & STAPLES RETAILING — 0.7%
CVS Caremark Corp., 6.60%, 3/15/19(1)	1,040,000	1,219,678
Delhaize Group SA, 5.875%, 2/1/14(1)	460,000	507,997
Delhaize Group SA, 6.50%, 6/15/17(1)	150,000	170,278
Kroger Co. (The), 5.00%, 4/15/13(1)	350,000	377,277
Kroger Co. (The), 6.40%, 8/15/17(1)	530,000	609,358
Wal-Mart Stores, Inc., 5.875%, 4/5/27(1)	235,000	261,632
Wal-Mart Stores, Inc., 6.20%, 4/15/38(1)	140,000	159,935
Wal-Mart Stores, Inc., 5.625%, 4/1/40(1)	560,000	598,594
Wal-Mart Stores, Inc., 4.875%, 7/8/40	970,000	927,630
Wal-Mart Stores, Inc., 5.00%, 10/25/40(1)	510,000	497,233
		5,329,612
FOOD PRODUCTS — 0.7%
General Mills, Inc., 5.25%, 8/15/13(1)	430,000	472,931
General Mills, Inc., 5.65%, 2/15/19(1)	270,000	301,074
Hershey Co. (The), 4.125%, 12/1/20(1)	230,000	232,423
Kellogg Co., 4.45%, 5/30/16(1)	320,000	344,853
Kraft Foods, Inc., 6.00%, 2/11/13(1)	200,000	219,120
Kraft Foods, Inc., 6.75%, 2/19/14(1)	300,000	342,226
Kraft Foods, Inc., 5.375%, 2/10/20(1)	1,200,000	1,293,860
Kraft Foods, Inc., 6.50%, 2/9/40(1)	425,000	477,918
Mead Johnson Nutrition Co., 3.50%, 11/1/14(1)	395,000	408,827
Mead Johnson Nutrition Co., 5.90%, 11/1/39(1)	390,000	405,175
Ralcorp Holdings, Inc., 6.625%, 8/15/39(1)	380,000	394,955

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Tyson Foods, Inc., 7.35%, 4/1/16(1)	$ 300,000	$ 330,563
		5,223,925
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Baxter International, Inc., 5.90%, 9/1/16(1)	130,000	150,882
Boston Scientific Corp., 4.50%, 1/15/15(1)	350,000	357,684
Covidien International Finance SA, 1.875%, 6/15/13(1)	500,000	506,289
		1,014,855
HEALTH CARE PROVIDERS & SERVICES — 0.7%
Express Scripts, Inc., 5.25%, 6/15/12(1)	870,000	918,567
Express Scripts, Inc., 7.25%, 6/15/19(1)	1,110,000	1,315,955
HCA, Inc., 7.875%, 2/15/20(1)	640,000	688,000
Medco Health Solutions, Inc., 7.25%, 8/15/13(1)	1,136,000	1,291,114
Medco Health Solutions, Inc., 4.125%, 9/15/20(1)	470,000	455,353
WellPoint, Inc., 5.80%, 8/15/40(1)	210,000	214,641
		4,883,630
HOTELS, RESTAURANTS & LEISURE — 0.2%
International Game Technology, 5.50%, 6/15/20(1)	300,000	302,295
McDonald's Corp., 5.35%, 3/1/18(1)	270,000	303,398
Wyndham Worldwide Corp., 6.00%, 12/1/16(1)	180,000	188,592
Wyndham Worldwide Corp., 5.75%, 2/1/18(1)	260,000	264,759
Yum! Brands, Inc., 8.875%, 4/15/11(1)	150,000	153,331
Yum! Brands, Inc., 5.30%, 9/15/19(1)	530,000	562,340
		1,774,715
HOUSEHOLD DURABLES — 0.2%
Jarden Corp., 8.00%, 5/1/16	760,000	831,250
Jarden Corp., 6.125%, 11/15/22(1)	230,000	220,513
Toll Brothers Finance Corp., 6.75%, 11/1/19(1)	385,000	405,182
		1,456,945
HOUSEHOLD PRODUCTS(3)
Kimberly-Clark Corp., 7.50%, 11/1/18(1)	140,000	175,685
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp. (The), 8.00%, 10/15/17(1)	450,000	478,125
INDUSTRIAL CONGLOMERATES — 0.2%
General Electric Co., 5.00%, 2/1/13(1)	652,000	697,315
General Electric Co., 5.25%, 12/6/17(1)	750,000	811,251
		1,508,566
INSURANCE — 0.9%
Allstate Corp. (The), 7.45%, 5/16/19	810,000	984,642
American International Group, Inc., 3.65%, 1/15/14	230,000	234,261
American International Group, Inc., 5.85%, 1/16/18(1)	450,000	465,346
American International Group, Inc., 8.25%, 8/15/18(1)	210,000	242,634
Genworth Financial, Inc., 7.20%, 2/15/21(1)	230,000	235,853
Hartford Financial Services Group, Inc., 4.00%, 3/30/15(1)	300,000	301,106
Hartford Financial Services Group, Inc., 5.50%, 3/30/20(1)	150,000	152,436
Lincoln National Corp., 6.25%, 2/15/20(1)	450,000	491,713
MetLife Global Funding I, 5.125%, 4/10/13(1)(2)	340,000	366,281
MetLife, Inc., 2.375%, 2/6/14(1)	300,000	301,647
MetLife, Inc., 6.75%, 6/1/16(1)	680,000	789,683
New York Life Global Funding, 4.65%, 5/9/13(1)(2)	250,000	268,994
Prudential Financial, Inc., 7.375%, 6/15/19(1)	940,000	1,110,087
Prudential Financial, Inc., 5.40%, 6/13/35(1)	100,000	95,369
Prudential Financial, Inc., 6.20%, 11/15/40(1)	170,000	180,464

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Travelers Cos., Inc. (The), 5.90%, 66/2/19(1)	$ 180,000	$ 203,117
Travelers Cos., Inc. (The), 3.90%, 11/1/20(1)	420,000	408,826
		6,832,459
INTERNET SOFTWARE & SERVICES(3)
eBay, Inc., 3.25%, 10/15/20(1)	170,000	158,454
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc., 6.35%, 3/15/40(1)	380,000	385,798
LIFE SCIENCES TOOLS & SERVICES(3)
Bio-Rad Laboratories, Inc., 4.875%, 12/15/20(1)	260,000	253,754
MACHINERY — 0.1%
Deere & Co., 5.375%, 10/16/29(1)	480,000	509,265
MEDIA — 2.3%
CBS Corp., 5.75%, 4/15/20(1)	450,000	479,061
CBS Corp., 4.30%, 2/15/21(1)	420,000	399,605
CBS Corp., 5.50%, 5/15/33(1)	520,000	479,479
Comcast Corp., 5.90%, 3/15/16(1)	810,000	907,845
Comcast Corp., 5.70%, 5/15/18(1)	200,000	220,439
Comcast Corp., 5.15%, 3/1/20(1)	300,000	315,679
Comcast Corp., 6.40%, 5/15/38(1)	140,000	150,112
Comcast Corp., 6.40%, 3/1/40(1)	530,000	570,033
CSC Holdings, Inc., 6.75%, 4/15/12(1)	102,000	106,208
DirecTV Holdings LLC, 3.55%, 3/15/15(1)	480,000	488,116
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(1)	950,000	1,013,338
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 6.375%, 6/15/15(1)	460,000	477,825
DISH DBS Corp., 7.00%, 10/1/13(1)	200,000	214,500
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(1)	840,000	987,000
Lamar Media Corp., 9.75%, 4/1/14(1)	420,000	485,100
NBC Universal, Inc., 5.15%, 4/30/20(1)(2)	320,000	332,332
NBC Universal, Inc., 4.375%, 4/1/21(2)	760,000	739,163
NBC Universal, Inc., 5.95%, 4/1/41(2)	200,000	200,679
News America, Inc., 6.90%, 8/15/39(1)	530,000	608,843
Omnicom Group, Inc., 4.45%, 8/15/20(1)	700,000	686,294
Time Warner Cable, Inc., 5.40%, 7/2/12(1)	790,000	838,992
Time Warner Cable, Inc., 6.75%, 7/1/18(1)	1,310,000	1,529,333
Time Warner, Inc., 3.15%, 7/15/15(1)	540,000	549,226
Time Warner, Inc., 4.875%, 3/15/20(1)	220,000	229,544
Time Warner, Inc., 7.70%, 5/1/32(1)	440,000	538,643
Time Warner, Inc., 6.10%, 7/15/40(1)	340,000	358,007
Viacom, Inc., 6.25%, 4/30/16(1)	1,230,000	1,401,381
Virgin Media Secured Finance plc, 6.50%, 1/15/18(1)	840,000	888,300
WMG Acquisition Corp., 9.50%, 6/15/16	420,000	452,550
		16,647,627
METALS & MINING — 0.7%
Alcoa, Inc., 6.15%, 8/15/20(1)	460,000	473,228
Anglo American Capital plc, 9.375%, 4/8/19(1)(2)	250,000	336,802
Anglo American Capital plc, 4.45%, 9/27/20(1)(2)	100,000	101,750
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20(1)	415,000	432,413
ArcelorMittal, 9.85%, 6/1/19(1)	590,000	746,780
ArcelorMittal, 5.25%, 8/5/20(1)	370,000	366,471
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(1)	450,000	498,423
Newmont Mining Corp., 6.25%, 10/1/39(1)	680,000	741,938
Rio Tinto Finance USA Ltd., 9.00%, 5/1/19(1)	200,000	269,030

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Rio Tinto Finance USA Ltd., 3.50%, 11/2/20(1)	$ 240,000	$ 228,291
Teck Resources Ltd., 5.375%, 10/1/15(1)	210,000	230,836
Teck Resources Ltd., 3.85%, 8/15/17	100,000	101,586
Vale Overseas Ltd., 5.625%, 9/15/19(1)	185,000	197,969
Vale Overseas Ltd., 4.625%, 9/15/20	250,000	248,771
		4,974,288
MULTILINE RETAIL — 0.1%
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(1)	100,000	103,750
Macy's Retail Holdings, Inc., 5.90%, 12/1/16(1)	390,000	418,275
		522,025
MULTI-UTILITIES — 0.8%
CenterPoint Energy Resources Corp., 6.125%, 11/1/17(1)	130,000	145,290
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(1)	140,000	146,934
CMS Energy Corp., 4.25%, 9/30/15	170,000	169,181
CMS Energy Corp., 8.75%, 6/15/19(1)	990,000	1,169,400
Dominion Resources, Inc., 6.40%, 6/15/18(1)	890,000	1,037,040
Nisource Finance Corp., 6.25%, 12/15/40(1)	260,000	265,211
Pacific Gas & Electric Co., 5.80%, 3/1/37(1)	1,000,000	1,063,474
PG&E Corp., 5.75%, 4/1/14(1)	110,000	120,491
Public Service Co. of Colorado, 5.80%, 8/1/18(1)	180,000	205,678
Sempra Energy, 8.90%, 11/15/13(1)	500,000	590,542
Sempra Energy, 6.50%, 6/1/16(1)	410,000	476,525
Sempra Energy, 9.80%, 2/15/19(1)	130,000	175,029
		5,564,795
OFFICE ELECTRONICS — 0.2%
Xerox Corp., 5.65%, 5/15/13(1)	190,000	206,048
Xerox Corp., 4.25%, 2/15/15(1)	580,000	607,463
Xerox Corp., 6.35%, 5/15/18(1)	270,000	304,810
Xerox Corp., 5.625%, 12/15/19(1)	300,000	322,150
		1,440,471
OIL, GAS & CONSUMABLE FUELS — 2.6%
Anadarko Petroleum Corp., 5.95%, 9/15/16(1)	660,000	709,889
Anadarko Petroleum Corp., 6.45%, 9/15/36(1)	640,000	640,322
Apache Corp., 5.10%, 9/1/40(1)	300,000	292,587
Apache Corp., 5.25%, 2/1/42(1)	220,000	219,456
BP Capital Markets plc, 4.50%, 10/1/20(1)	310,000	309,857
Cenovus Energy, Inc., 4.50%, 9/15/14(1)	310,000	332,465
Chesapeake Energy Corp., 7.625%, 7/15/13(1)	300,000	326,625
ConocoPhillips, 5.75%, 2/1/19(1)	580,000	662,061
El Paso Corp., 7.875%, 6/15/12(1)	300,000	317,570
El Paso Corp., 7.25%, 6/1/18(1)	700,000	752,861
Enbridge Energy Partners LP, 6.50%, 4/15/18(1)	340,000	389,078
Enbridge Energy Partners LP, 5.20%, 3/15/20(1)	220,000	231,003
Enbridge Energy Partners LP, 5.50%, 9/15/40(1)	390,000	372,106
Enterprise Products Operating LLC, 3.70%, 6/1/15(1)	420,000	433,698
Enterprise Products Operating LLC, 6.30%, 9/15/17(1)	980,000	1,107,345
Enterprise Products Operating LLC, 6.45%, 9/1/40(1)	500,000	541,583
EOG Resources, Inc., 5.625%, 6/1/19(1)	240,000	265,468
Hess Corp., 6.00%, 1/15/40(1)	320,000	336,590
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(1)	510,000	585,362
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20(1)	250,000	260,070
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(1)	620,000	642,595

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Magellan Midstream Partners LP, 6.55%, 7/15/19(1)	$ 360,000	$ 411,086
Motiva Enterprises LLC, 5.75%, 1/15/20(1)(2)	380,000	427,012
Newfield Exploration Co., 6.875%, 2/1/20(1)	575,000	608,063
Nexen, Inc., 5.65%, 5/15/17(1)	250,000	267,075
Nexen, Inc., 6.20%, 7/30/19(1)	330,000	355,930
Peabody Energy Corp., 6.50%, 9/15/20(1)	310,000	332,475
Petrobras International Finance Co., 5.75%, 1/20/20(1)	300,000	312,770
Petroleos Mexicanos, 6.00%, 3/5/20(1)	480,000	511,200
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15(1)	400,000	413,753
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19(1)	760,000	944,615
Shell International Finance BV, 3.10%, 6/28/15(1)	400,000	411,208
Shell International Finance BV, 4.30%, 9/22/19(1)	400,000	417,780
Shell International Finance BV, 6.375%, 12/15/38(1)	220,000	261,675
Suncor Energy, Inc., 6.10%, 6/1/18	633,000	728,917
Talisman Energy, Inc., 7.75%, 6/1/19(1)	920,000	1,137,614
TransCanada PipeLines Ltd., 3.80%, 10/1/20	280,000	273,781
Valero Energy Corp., 4.50%, 2/1/15(1)	710,000	739,118
Williams Partners LP, 5.25%, 3/15/20(1)	310,000	321,931
Williams Partners LP, 4.125%, 11/15/20(1)	280,000	265,741
		18,870,335
PAPER & FOREST PRODUCTS — 0.3%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)(2)	800,000	792,434
Georgia-Pacific LLC, 8.875%, 5/15/31(1)	150,000	185,250
International Paper Co., 9.375%, 5/15/19(1)	305,000	392,920
International Paper Co., 7.30%, 11/15/39(1)	440,000	502,979
		1,873,583
PHARMACEUTICALS — 0.7%
Abbott Laboratories, 5.875%, 5/15/16(1)	179,000	206,879
Abbott Laboratories, 5.30%, 5/27/40(1)	960,000	989,769
AstraZeneca plc, 5.90%, 9/15/17(1)	140,000	162,353
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13(1)	290,000	315,058
Pfizer, Inc., 7.20%, 3/15/39(1)	470,000	610,303
Roche Holdings, Inc., 5.00%, 3/1/14(1)(2)	450,000	493,146
Roche Holdings, Inc., 6.00%, 3/1/19(1)(2)	650,000	757,090
Teva Pharmaceutical Finance III LLC, 1.50%, 6/15/12(1)	250,000	252,389
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(1)	1,280,000	1,376,740
		5,163,727
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.5%
Boston Properties LP, 4.125%, 5/15/21(1)	660,000	626,999
Digital Realty Trust LP, 4.50%, 7/15/15(2)	270,000	271,939
Digital Realty Trust LP, 5.875%, 2/1/20(1)	380,000	387,270
Host Hotels & Resort, Inc., 6.00%, 11/1/20(1)(2)	550,000	544,500
Kimco Realty Corp., 6.875%, 10/1/19(1)	300,000	339,958
ProLogis, 6.875%, 3/15/20(1)	13,000	13,826
Reckson Operating Partnership LP, 7.75%, 3/15/20(1)	300,000	321,532
Simon Property Group LP, 5.75%, 12/1/15(1)	600,000	667,312
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15(1)	210,000	202,559
		3,375,895
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
AMB Property LP, 6.625%, 12/1/19(1)	390,000	428,620
ERP Operating LP, 4.75%, 7/15/20(1)	340,000	343,322
		771,942

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

ROAD & RAIL — 0.3%
Burlington Northern Santa Fe Corp., 5.05%, 3/1/41(1)	$ 200,000	$ 186,672
Norfolk Southern Corp., 5.75%, 1/15/16(1)	250,000	281,236
Norfolk Southern Corp., 5.75%, 4/1/18(1)	500,000	565,458
Union Pacific Corp., 5.75%, 11/15/17(1)	180,000	202,395
Union Pacific Corp., 7.875%, 1/15/19(1)	460,000	574,891
		1,810,652
SOFTWARE — 0.3%
Intuit, Inc., 5.75%, 3/15/17(1)	400,000	436,649
Oracle Corp., 5.25%, 1/15/16(1)	1,200,000	1,350,644
Oracle Corp., 5.375%, 7/15/40(1)(2)	350,000	355,731
		2,143,024
SPECIALTY RETAIL — 0.3%
GameStop Corp./GameStop, Inc., 8.00%, 10/1/12(1)	118,000	121,245
Home Depot, Inc. (The), 5.40%, 3/1/16(1)	880,000	987,253
Lowe's Cos., Inc., 2.125%, 4/15/16(1)	380,000	372,084
Ltd. Brands, Inc., 6.90%, 7/15/17(1)	500,000	533,750
Staples, Inc., 9.75%, 1/15/14(1)	265,000	321,357
		2,335,689
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Hanesbrands, Inc., 6.375%, 12/15/20(1)(2)	450,000	429,750
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
America Movil SAB de CV, 5.00%, 10/16/19(1)	500,000	522,902
America Movil SAB de CV, 5.00%, 3/30/20(1)	320,000	334,223
American Tower Corp., 4.625%, 4/1/15(1)	800,000	836,553
Rogers Communications, Inc., 6.25%, 6/15/13(1)	340,000	378,182
SBA Telecommunications, Inc., 8.00%, 8/15/16(1)	250,000	271,875
SBA Telecommunications, Inc., 8.25%, 8/15/19(1)	400,000	439,000
Vodafone Group plc, 5.00%, 12/16/13(1)	270,000	294,121
		3,076,856
TOTAL CORPORATE BONDS
(Cost $175,677,212)		185,151,240
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 21.6%
FHLMC, 6.50%, 12/1/12(1)	276	301
FHLMC, 6.00%, 1/1/13(1)	2,698	2,935
FHLMC, 7.00%, 11/1/13(1)	853	912
FHLMC, 7.00%, 6/1/14(1)	2,724	2,939
FHLMC, 6.50%, 6/1/16(1)	4,864	5,325
FHLMC, 6.50%, 6/1/16(1)	10,504	11,453
FHLMC, 5.00%, 4/1/19	3,558,625	3,794,231
FHLMC, 7.00%, 9/1/27(1)	1,202	1,367
FHLMC, 6.50%, 1/1/28(1)	2,081	2,340
FHLMC, 7.00%, 2/1/28(1)	319	362
FHLMC, 6.50%, 3/1/29(1)	11,647	13,098
FHLMC, 6.50%, 6/1/29(1)	8,485	9,542
FHLMC, 7.00%, 8/1/29(1)	1,500	1,708
FHLMC, 7.50%, 8/1/29(1)	2,964	3,401
FHLMC, 6.50%, 5/1/31(1)	221	248
FHLMC, 6.50%, 5/1/31(1)	5,509	6,195
FHLMC, 6.50%, 6/1/31(1)	96	108
FHLMC, 6.50%, 6/1/31(1)	368	414

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

FHLMC, 6.50%, 6/1/31(1)	$ 1,038	$ 1,168
FHLMC, 6.50%, 6/1/31(1)	2,718	3,057
FHLMC, 5.50%, 12/1/33(1)	161,813	173,880
FHLMC, 5.50%, 1/1/38(1)	2,308,118	2,467,255
FHLMC, 5.50%, 4/1/38(1)	1,945,189	2,075,656
FHLMC, 6.00%, 5/1/38	2,749,274	3,003,817
FHLMC, 6.00%, 8/1/38(1)	311,958	339,086
FHLMC, 5.50%, 9/1/38	9,422,546	10,082,505
FHLMC, 6.50%, 7/1/47(1)	36,663	40,479
FNMA, 6.00%, settlement date 1/18/11(5)	3,900,000	4,239,425
FNMA, 6.50%, settlement date 1/18/11(5)	1,304,000	1,449,273
FNMA, 6.00%, 5/1/13(1)	330	359
FNMA, 6.00%, 5/1/13(1)	954	1,037
FNMA, 6.00%, 7/1/13(1)	2,795	3,038
FNMA, 6.00%, 12/1/13(1)	3,373	3,666
FNMA, 6.00%, 1/1/14(1)	2,791	3,034
FNMA, 6.00%, 2/1/14(1)	3,926	4,267
FNMA, 6.00%, 4/1/14(1)	5,175	5,625
FNMA, 5.50%, 12/1/16(1)	20,543	22,129
FNMA, 5.50%, 12/1/16(1)	46,903	50,523
FNMA, 6.50%, 1/1/26(1)	7,716	8,694
FNMA, 7.00%, 12/1/27(1)	963	1,095
FNMA, 6.50%, 1/1/28(1)	661	742
FNMA, 7.00%, 1/1/28(1)	335	380
FNMA, 7.50%, 4/1/28(1)	2,921	3,348
FNMA, 7.00%, 5/1/28(1)	4,459	5,074
FNMA, 7.00%, 6/1/28(1)	461	524
FNMA, 6.50%, 1/1/29(1)	1,607	1,807
FNMA, 6.50%, 4/1/29(1)	4,852	5,456
FNMA, 7.00%, 7/1/29(1)	3,721	4,234
FNMA, 7.00%, 7/1/29(1)	4,330	4,931
FNMA, 7.50%, 7/1/29(1)	10,320	11,844
FNMA, 7.50%, 8/1/30(1)	4,753	5,459
FNMA, 7.50%, 9/1/30(1)	3,356	3,851
FNMA, 7.00%, 9/1/31(1)	20,870	23,795
FNMA, 6.50%, 1/1/32(1)	8,696	9,779
FNMA, 7.00%, 6/1/32(1)	96,624	110,218
FNMA, 6.50%, 8/1/32(1)	34,779	39,112
FNMA, 5.50%, 6/1/33(1)	195,198	210,435
FNMA, 5.50%, 7/1/33(1)	935,148	1,008,141
FNMA, 5.50%, 8/1/33(1)	197,461	212,873
FNMA, 5.50%, 9/1/33(1)	271,132	292,295
FNMA, 5.00%, 11/1/33(1)	1,762,874	1,864,781
FNMA, 5.50%, 1/1/34(1)	501,403	540,135
FNMA, 5.50%, 12/1/34(1)	1,260,971	1,357,425
FNMA, 4.50%, 1/1/35	805,543	833,660
FNMA, 5.00%, 8/1/35(1)	1,148,177	1,212,398
FNMA, 4.50%, 9/1/35(1)	1,167,007	1,204,822
FNMA, 5.00%, 2/1/36(1)	6,805,445	7,186,091
FNMA, 5.50%, 7/1/36(1)	663,405	711,456
FNMA, 5.50%, 2/1/37(1)	253,827	272,212
FNMA, 6.50%, 8/1/37(1)	449,153	498,437

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

FNMA, 6.00%, 9/1/37	$ 4,356,042	$ 4,740,774
FNMA, 6.00%, 11/1/37	1,274,540	1,397,465
FNMA, 5.50%, 2/1/38(1)	2,020,509	2,163,381
FNMA, 5.50%, 2/1/38	9,182,086	9,867,225
FNMA, 5.50%, 6/1/38	3,238,240	3,478,856
FNMA, 5.00%, 1/1/39	1,936,705	2,049,872
FNMA, 4.50%, 2/1/39	5,046,291	5,186,157
FNMA, 4.50%, 4/1/39	1,858,367	1,919,747
FNMA, 4.50%, 5/1/39	4,276,439	4,417,686
FNMA, 4.50%, 6/1/39	2,948,373	3,039,306
FNMA, 4.50%, 9/1/39	4,514,476	4,663,585
FNMA, 4.50%, 10/1/39	5,146,962	5,316,962
FNMA, 5.00%, 4/1/40	3,913,766	4,176,702
FNMA, 5.00%, 4/1/40	9,170,390	9,648,924
FNMA, 4.00%, 10/1/40	4,697,247	4,684,841
FNMA, 4.50%, 11/1/40	4,191,721	4,308,557
FNMA, 6.50%, 6/1/47(1)	31,516	34,689
FNMA, 6.50%, 8/1/47(1)	111,520	122,746
FNMA, 6.50%, 8/1/47(1)	127,570	140,412
FNMA, 6.50%, 9/1/47(1)	11,482	12,638
FNMA, 6.50%, 9/1/47(1)	37,366	41,127
FNMA, 6.50%, 9/1/47(1)	58,025	63,866
FNMA, 6.50%, 9/1/47(1)	110,547	121,675
FNMA, 6.50%, 9/1/47(1)	178,235	196,178
GNMA, 7.50%, 8/20/17(1)	3,761	4,181
GNMA, 7.00%, 11/15/22(1)	5,031	5,702
GNMA, 7.00%, 4/20/26(1)	982	1,119
GNMA, 7.50%, 8/15/26(1)	1,825	2,106
GNMA, 8.00%, 8/15/26(1)	989	1,167
GNMA, 7.50%, 5/15/27(1)	2,316	2,676
GNMA, 8.00%, 6/15/27(1)	1,934	2,286
GNMA, 7.50%, 11/15/27(1)	249	287
GNMA, 7.00%, 2/15/28(1)	596	684
GNMA, 7.50%, 2/15/28(1)	905	1,047
GNMA, 6.50%, 3/15/28(1)	1,707	1,939
GNMA, 7.00%, 4/15/28(1)	298	341
GNMA, 6.50%, 5/15/28(1)	4,572	5,191
GNMA, 7.00%, 12/15/28(1)	1,319	1,512
GNMA, 7.00%, 5/15/31(1)	8,840	10,144
GNMA, 4.50%, 8/15/33	4,041,523	4,227,996
GNMA, 5.00%, 4/20/36	1,604,098	1,708,846
GNMA, 5.00%, 5/20/36(1)	2,203,479	2,347,367
GNMA, 6.00%, 1/20/39	324,369	355,683
GNMA, 4.50%, 6/15/39	9,592,071	10,028,645
GNMA, 5.00%, 8/20/40	9,551,128	10,162,527
GNMA, 4.00%, 11/20/40	11,355,634	11,451,704
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $154,693,297)		157,588,183

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 6.1%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A3 SEQ, 4.43%, 11/10/39(1)	$ 1,781,568	$ 1,805,432
Commercial Mortgage Pass-Through Certificates, Series 2004 LB2A, Class A3 SEQ, 4.22%, 3/10/39(1)	183,471	184,269
Commercial Mortgage Pass-Through Certificates, Series 2004 LB3A, Class A4 SEQ, VRN, 5.23%, 1/3/11(1)	1,700,000	1,756,763
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.44%, 1/18/11, resets monthly off the 1-month LIBOR plus 0.18% with no caps(1)(2)	1,439,642	1,347,443
Greenwich Capital Commercial Funding Corp., Series 2005 GG3, Class A4, VRN, 4.80%, 1/3/11(1)	1,200,000	1,267,969
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A4 SEQ, 4.96%, 8/10/38(1)	3,000,000	3,112,232
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A6 SEQ, VRN, 5.40%, 1/3/11(1)	1,800,000	1,935,060
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A2 SEQ, 4.48%, 7/10/39(1)	1,901,105	1,899,810
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4 SEQ, 4.76%, 7/10/39(1)	2,350,000	2,426,396
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4A SEQ, 4.75%, 7/10/39(1)	2,000,000	2,111,277
Heller Financial Commercial Mortgage Asset, Series 2000 PH1, Class D, VRN, 8.06%, 1/3/11	550,000	549,538
LB-UBS Commercial Mortgage Trust, Series 2004 C1, Class A4 SEQ, 4.57%, 1/15/31(1)	2,000,000	2,089,786
LB-UBS Commercial Mortgage Trust, Series 2004 C2, Class A4 SEQ, 4.37%, 3/15/36(1)	1,700,000	1,769,036
LB-UBS Commercial Mortgage Trust, Series 2004 C6, Class A3 SEQ, 4.55%, 8/15/29(1)	1,079,050	1,081,113
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(1)	448,673	448,861
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A4 SEQ, 5.00%, 4/15/30	902,000	928,755
LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class A3 SEQ, 4.65%, 7/15/30(1)	1,700,000	1,729,037
LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class AM SEQ, 4.79%, 7/15/40(1)	300,000	306,285
LB-UBS Commercial Mortgage Trust, Series 2005 C5, Class AM, VRN, 5.02%, 1/11/11(1)	800,000	820,776
Merrill Lynch Floating Trust, Series 2006-1, Class A1, VRN, 0.33%, 1/18/11, resets monthly off the 1-month LIBOR plus 0.07% with no caps(1)(2)	162,140	157,381
Morgan Stanley Capital I, Series 2001 T5, Class A4 SEQ, 6.39%, 10/15/35(1)	5,583,525	5,748,837
Morgan Stanley Capital I, Series 2003 T11, Class A3 SEQ, 4.85%, 6/13/41(1)	593,856	606,367
Morgan Stanley Capital I, Series 2004 HQ3, Class A3 SEQ, 4.49%, 1/13/41(1)	418,513	430,261
Morgan Stanley Capital I, Series 2005 HQ6, Class A2A SEQ, 4.88%, 8/13/42(1)	2,278,872	2,311,852
PNC Mortgage Acceptance Corp., Series 2001 C1, Class A2 SEQ, 6.36%, 3/12/34(1)	302,504	302,684
Wachovia Bank Commercial Mortgage Trust, Series 2003 C3, Class A2 SEQ, 4.87%, 2/15/35(1)	1,300,000	1,364,219
Wachovia Bank Commercial Mortgage Trust, Series 2004 C11, Class A3 SEQ, 4.72%, 1/15/41(1)	710,190	713,488
Wachovia Bank Commercial Mortgage Trust, Series 2004 C15, Class A3 SEQ, 4.50%, 10/15/41(1)	800,000	825,271

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A6A, VRN, 5.11%, 1/3/11(1)	$ 2,600,000	$ 2,712,657
Wachovia Bank Commercial Mortgage Trust, Series 2006 C23, Class A4, VRN, 5.42%, 1/3/11(1)	1,800,000	1,930,980
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $44,127,685)		44,673,835
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS — 5.2%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 1.8%
FHLMC, 5.50%, 8/23/17(1)	3,000,000	3,481,728
FHLMC, 4.875%, 6/13/18(1)	1,530,000	1,713,756
FNMA, 1.00%, 9/23/13	639,000	638,461
FNMA, 1.625%, 10/26/15	3,000,000	2,927,397
FNMA, 5.00%, 2/13/17(1)	1,650,000	1,864,292
FNMA, 6.625%, 11/15/30(1)	2,173,000	2,750,077
		13,375,711
GOVERNMENT-BACKED CORPORATE BONDS(6) — 3.4%
Ally Financial, Inc., 1.75%, 10/30/12(1)	4,000,000	4,072,672
Bank of America Corp., 2.10%, 4/30/12(1)	4,000,000	4,084,388
Bank of America Corp., 3.125%, 6/15/12(1)	1,500,000	1,554,125
Citigroup Funding, Inc., 1.875%, 10/22/12	5,000,000	5,102,390
General Electric Capital Corp., 2.25%, 3/12/12(1)	2,000,000	2,042,922
General Electric Capital Corp., 2.20%, 6/8/12(1)	2,500,000	2,556,867
General Electric Capital Corp., 2.625%, 12/28/12(1)	2,465,000	2,557,898
Morgan Stanley, 2.00%, 9/22/11(1)	900,000	911,069
US Bancorp., 1.80%, 5/15/12	2,000,000	2,033,782
		24,916,113
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $37,515,481)		38,291,824
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 3.8%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 3.2%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(1)	582,984	446,613
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(1)	1,105,482	1,117,051
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A3, VRN, 2.95%, 1/3/11(1)	607,785	553,558
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.99%, 1/3/11(1)	1,505,662	1,337,542
Chase Mortgage Finance Corp., Series 2005 A1, Class 2A2 SEQ, VRN, 2.95%, 1/3/11(1)	542,332	520,505
Chase Mortgage Finance Corp., Series 2006 S4, Class A3, 6.00%, 12/25/36(1)	130,459	126,779
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	638,541	666,713
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-22, Class A3, VRN, 3.12%, 1/3/11(1)	1,159,450	942,166
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35(1)	646,572	640,555
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	700,312	661,052

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Credit Suisse First Boston Mortgage Securities Corp., Series 2003 AR28, Class 2A1, VRN, 2.79%, 1/3/11(1)	$ 407,617	$ 373,122
GSR Mortgage Loan Trust, Series 2005 6F, Class 3A15, 5.50%, 7/25/35(1)	1,051,665	1,056,554
J.P. Morgan Mortgage Trust, Series 2004 A2, Class 1A1, VRN, 2.99%, 1/3/11(1)	231,091	219,669
J.P. Morgan Mortgage Trust, Series 2004 S2, Class 1A3 SEQ, 4.75%, 11/25/19	551,051	558,894
J.P. Morgan Mortgage Trust, Series 2005 A6, Class 7A1, VRN, 3.10%, 1/3/11(1)	1,352,015	1,173,675
MASTR Alternative Loans Trust, Series 2003-8, Class 4A1, 7.00%, 12/25/33(1)	9,172	9,252
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33(1)	614,412	645,752
Wamu Mortgage Pass-Through Certificates, Series 2003 S11, Class 3A5, 5.95%, 11/25/33(1)	624,600	661,489
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34(1)	1,231,663	1,277,237
Wells Fargo Mortgage-Backed Securities Trust, Series 2004 A, Class A1, VRN, 4.84%, 1/3/11(1)	676,528	704,996
Wells Fargo Mortgage-Backed Securities Trust, Series 2004 EE, Class 3A1, VRN, 2.97%, 1/3/11(1)	142,100	140,184
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	767,387	802,740
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	1,392,770	1,342,984
Wells Fargo Mortgage-Backed Securities Trust, Series 2006 AR1, Class 2A2 SEQ, VRN, 5.41%, 1/3/11(1)	453,253	459,079
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	1,279,570	1,282,102
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36(1)	1,200,000	1,132,428
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9, SEQ, 6.00%, 8/25/36(1)	1,100,000	1,065,035
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	1,056,934	1,007,286
Wells Fargo Mortgage-Backed Securities Trust, Series 2007 AR10, Class 1A1, VRN, 6.20%, 1/3/11	991,132	995,094
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	1,315,581	1,361,533
		23,281,639
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
FHLMC, Series 2702, Class AB, 4.50%, 7/15/27	452,122	455,668
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(1)	700,000	753,587
FHLMC, Series 3203, Class VN SEQ, 5.00%, 6/15/22(1)	3,000,000	3,201,634
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19(1)	2,089	2,425
FNMA, Series 2003-10, Class HW SEQ, 5.00%, 11/25/16(1)	280,097	281,877
		4,695,191
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $26,989,115)		27,976,830
SOVEREIGN GOVERNMENTS & AGENCIES — 3.2%
BRAZIL — 0.5%
Brazilian Government International Bond, 5.875%, 1/15/19(1)	1,790,000	1,995,850
Brazilian Government International Bond, 4.875%, 1/22/21	590,000	604,750

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Brazilian Government International Bond, 5.625%, 1/7/41(1)		$ 390,000	$ 389,025
			2,989,625
CANADA — 0.1%
Hydro Quebec, 8.40%, 1/15/22(1)		29,000	40,042
Province of Ontario Canada, 5.45%, 4/27/16(1)		300,000	341,572
			381,614
GERMANY — 2.1%
German Federal Republic, 3.50%, 7/4/19	EUR	10,500,000	14,736,272
KfW, 4.125%, 10/15/14(1)		$690,000	750,894
			15,487,166
ITALY — 0.1%
Republic of Italy, 3.125%, 1/26/15(1)		770,000	751,856
MEXICO — 0.2%
United Mexican States, 5.625%, 1/15/17(1)		300,000	333,300
United Mexican States, 5.95%, 3/19/19(1)		1,450,000	1,624,000
United Mexican States, 6.05%, 1/11/40(1)		220,000	226,050
			2,183,350
NORWAY — 0.1%
Government of Norway, 6.00%, 5/16/11	NOK	4,400,000	764,140
POLAND — 0.1%
Poland Government International Bond, 3.875%, 7/16/15(1)		$170,000	173,633
Poland Government International Bond, 6.375%, 7/15/19(1)		350,000	393,824
			567,457
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $23,399,115)			23,125,208
MUNICIPAL SECURITIES — 2.1%
American Municipal Power-Ohio Inc., Rev., (Building Bonds), 7.83%, 2/15/41(1)		220,000	239,149
American Municipal Power-Ohio Inc., Rev., (Building Bonds), 5.94%, 2/15/47(1)		195,000	179,544
American Municipal Power-Ohio Inc., Rev., (Building Bonds), 7.50%, 2/15/50(1)		260,000	268,242
Bay Area Toll Auth. Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40(1)		920,000	924,241
California GO, (Building Bonds), 6.65%, 3/1/22(1)		240,000	252,737
California GO, (Building Bonds), 7.55%, 4/1/39(1)		200,000	208,868
California GO, (Building Bonds), 7.30%, 10/1/39(1)		220,000	223,969
California GO, (Building Bonds), 7.60%, 11/1/40(1)		190,000	199,732
Georgia Municipal Electric Auth. Rev., Series 2010 J, (Building Bonds), 6.64%, 4/1/57(1)		620,000	610,880
Illinois GO, (Building Bonds), 7.35%, 7/1/35(1)		115,000	113,205
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(1)		673,000	508,202
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35		310,000	286,955
Irvine Ranch Water District Joint Powers Agency Rev., (Taxable Issue 2), 2.61%, 3/15/14(1)(7)		1,900,000	1,938,703
Kansas State Department of Transportation Highway Rev., Series 2010 A, (Building Bonds), 4.60%, 9/1/35(1)		230,000	212,876
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49 (Election of 2008)(1)		200,000	208,016
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36(1)		480,000	481,723
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39(1)	70,000	61,612

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount/Shares	Value

Maryland State Transportation Auth. Rev., (Building Bonds), 5.75%, 7/1/41(1)	$ 75,000	$ 77,126
Metropolitan Transportation Auth. Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40(1)		460,000	466,353
Metropolitan Transportation Auth. Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40(1)		545,000	567,378
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33(1)		280,000	279,082
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(1)		250,000	276,840
New Jersey State Turnpike Auth. Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41(1)		245,000	267,814
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37(1)		670,000	707,962
Ohio Water Development Auth. Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34(1)		390,000	372,653
Oregon State Department of Transportation Highway Usertax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34(1)		200,000	205,838
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49(1)		600,000	541,134
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40(1)		715,000	717,588
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36(1)		650,000	634,146
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41(1)		500,000	461,340
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39(1)		250,000	259,548
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40(1)		520,000	494,395
Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32(1)		595,000	582,297
Texas GO, (Building Bonds), 5.52%, 4/1/39(1)		290,000	296,989
University Regiments Medical Center Rev., (Building Bonds), 6.55%, 5/15/48(1)		635,000	626,732
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40(1)		510,000	495,633
TOTAL MUNICIPAL SECURITIES
(Cost $15,350,056)			15,249,502
ASSET-BACKED SECURITIES(4) — 0.3%
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16		1,457,815	1,479,397
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A4 SEQ, 6.19%, 3/1/13(1)		25,471	25,718
SLM Student Loan Trust, Series 2007-8, Class A1, VRN, 0.52%, 1/25/11, resets quarterly off the 3-month LIBOR plus 0.23% with no caps(1)		346,054	346,146
TOTAL ASSET-BACKED SECURITIES
(Cost $1,829,307)			1,851,261
SHORT-TERM INVESTMENTS — 0.2%
Government of Canada Treasury Bill, 0.95%, 2/17/11(8)
(Cost $1,251,440)	CAD	1,280,000	1,285,754
TEMPORARY CASH INVESTMENTS — 7.1%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(1)	152,697	152,697

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Value

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 3.125%, 9/30/13, valued at $37,008,288), in a joint trading account at 0.08%, dated 12/31/10, due 1/3/11 (Delivery value $36,231,242)

$ 36,231,000
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 1.125%, 12/15/11, valued at $15,960,183), in a joint trading account at 0.06%, dated 12/31/10, due 1/3/11 (Delivery value $15,634,078)	15,634,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $52,017,697)	52,017,697
TOTAL INVESTMENT SECURITIES — 100.7%
(Cost $720,640,083)	735,771,952
OTHER ASSETS AND LIABILITIES — (0.7)%	(4,838,348)
TOTAL NET ASSETS — 100.0%	$730,933,604

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
11,207,215	EUR for USD	Barclays Bank plc	1/28/11	$14,976,201	$551,395
352,321	EUR for USD	Barclays Bank plc	1/28/11	470,807	8,072
				$15,447,008	$559,467
(Value on Settlement Date $16,006,475)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
152	U.S. Long Bond	March 2011	$18,563,000	$(772,282)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
500	U.S. Treasury 2-Year Notes	March 2011	$109,453,125	$275,258

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - SELL PROTECTION
7,500,000	Receive quarterly a fixed rate equal to 1.00% per annum multiplied by the notional amount and pay Bank of America N.A. upon each default event of one of the issues of CDX North America Investment Grade 15 Index, par value of the proportional notional amount. Expires December 2015.*	$54,454	$54,698

*            The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

              The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

               Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

               payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
Notes to Schedule of Investments
CAD	-	Canadian Dollar
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
NOK	-	Norwegian Krone
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $141,205,000.
(2)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $13,354,482, which represented 1.8% of total net assets

(3)	Industry is less than 0.05% of total net assets.
(4)	Final maturity date indicated, unless otherwise noted.
(5)	Forward commitment.
(6)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(7)	Escrowed to maturity in U.S. government securities or state and local government securities.
(8)	The rate indicated is the yield to maturity at purchase.

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

NT Diversified Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities	–	$188,560,618	–
Corporate Bonds	–	185,151,240	–
U.S. Government Agency Mortgage-Backed Securities	–	157,588,183	–
Commercial Mortgage-Backed Securities	–	44,673,835	–
U.S. Government Agency Securities and Equivalents	–	38,291,824	–
Collateralized Mortgage Obligations	–	27,976,830	–
Sovereign Governments & Agencies	–	23,125,208	–
Municipal Securities	–	15,249,502	–
Asset-Backed Securities	–	1,851,261	–
Short-Term Investments	–	1,285,754	–
Temporary Cash Investments	$152,697	51,865,000	–
Total Value of Investment Securities	$152,697	$735,619,255	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$559,467	–
Futures Contracts	$(497,024)	–	–
Swap Agreements		244
Total Unrealized Gain (Loss) on Other Financial Instruments	$(497,024)	$559,711	–

3. Federal Tax Information

As of December 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$720,862,290
Gross tax appreciation of investments	$19,274,418
Gross tax depreciation of investments	(4,364,756)
Net tax appreciation (depreciation) of investments	$14,909,662

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Premium Money Market Fund

December 31, 2010

Premium Money Market – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

MUNICIPAL SECURITIES — 41.5%
Alabama Industrial Development Auth. Rev., (Simcala, Inc.), VRDN, 0.35%, 1/3/11 (LOC: Bank One)	$ 3,725,000	$ 3,725,000
Bermudian Springs School District GO, VRDN, 0.35%, 1/6/11 (AGM) (SBBPA: Royal Bank of Canada)	2,325,000	2,325,000
California Enterprise Development Auth. Rev, Series 2008 B, (Pocino Foods), VRDN, 0.51%, 1/6/11 (LOC: City National Bank and FHLB)	995,000	995,000
California Enterprise Development Auth. Rev., Series 2008 B, (Ramar International Corp.), VRDN, 0.51%, 1/6/11 (LOC: Bank of the West)	1,035,000	1,035,000
California Enterprise Development Auth. Rev., Series 2008 B, (Sconza Candy), VRDN, 0.33%, 1/6/11 (LOC: Wells Fargo Bank N.A.)	3,300,000	3,300,000
California Infrastructure & Economic Development Bank Rev., Series 2008 B, (iWorks, Inc.), VRDN, 0.35%, 1/3/11 (LOC: City National Bank and FHLB)	1,765,000	1,765,000
California School Cash Reserve Program Auth. Rev., Series 2010 B, 2.00%, 6/1/11	13,745,000	13,808,908
California Statewide Communities Development Auth., (Tiger Woods Learning Foundation), VRDN, 0.45%, 1/6/11 (LOC: Bank of America N.A.)	5,000,000	5,000,000
California Statewide Communities Development Auth. Multifamily Rev., Series 2001 S, (Birchcrest Apartments), VRDN, 0.34%, 1/3/11 (LOC: U.S. Bank N.A.)	955,000	955,000
Chester County Industrial Development Auth. Rev., (Delaware Valley Friends School), VRDN, 0.43%, 1/5/11 (LOC: Wells Fargo Bank N.A.)(1)	1,485,000	1,485,000
Chicago Illinois Industrial Development Rev., (Enterprise Center VII), VRDN, 0.55%, 1/3/11 (LOC: LaSalle Bank N.A.)	5,000,000	5,000,000
Chicago Illinois Midway Airport Rev., Series 1998 B, (Second Lien), VRDN, 0.31%, 1/3/11 (LOC: JPMorgan Chase Bank N.A.)	4,900,000	4,900,000
Chula Vista Industrial Development Rev., Series 2006 A, (San Diego Gas & Electric Co.), VRDN, 0.33%, 1/5/11	10,000,000	10,000,000
Cobb County Georgia Development Auth. Pollution Control Rev., (Georgia Power Co. Plant), VRDN, 0.39%, 1/3/11(1)	8,330,000	8,330,000
Colorado Housing & Finance Auth. Economic Development Rev., Series 2004 B, (Corey Building), VRDN, 0.51%, 1/6/11 (LOC: Wells Fargo Bank N.A.)	180,000	180,000
Colorado Housing & Finance Auth. Economic Development Rev., Series 2005 B, (Closet Factory), VRDN, 0.51%, 1/6/11 (LOC: Colorado Business Bank and FHLB)	875,000	875,000
Connecticut Housing Finance Auth. Rev., Series 2008 A5, (Housing Mortgage Finance), VRDN, 0.25%, 1/6/11 (SBBPA: FHLB)	14,485,000	14,485,000
Escambia County Solid Waste Disposal System Rev., (Gulf Power Co.), VRDN, 0.47%, 1/3/11	11,000,000	11,000,000
Fairfield Rev., Series 2005 A2, VRDN, 0.55%, 1/6/11 (LOC: Landesbank Hessen-Thuringen Girozentrale)	3,050,000	3,050,000
Gary Industrial Empowerment Zone Rev., (Chemcoaters LLC), VRDN, 0.64%, 1/6/11 (LOC: American Bank & Trust and FHLB)	6,500,000	6,500,000
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 C1, (Methodist Hospital System), VRDN, 0.27%, 1/3/11	3,000,000	3,000,000
Houston Higher Education Finance Corp. Housing Rev., Series 2003 C, (Tierwester Oaks & Richfield Manor), VRDN, 1.29%, 1/3/11 (LOC: Bank of New York)	1,155,000	1,155,000
Hunt Memorial Hospital District Rev., VRDN, 0.42%, 1/6/11 (AGM) (SBBPA: JPMorgan Chase Bank N.A.)	4,830,000	4,830,000
Iowa Finance Auth. Private College Rev., (Morningside College), VRDN, 0.33%, 1/3/11 (LOC: U.S. Bank N.A.)	900,000	900,000
Jackson County Industrial Development Auth. Rev., (Linda Hall Library), VRDN, 0.38%, 1/6/11 (LOC: Commerce Bank N.A.)	3,000,000	3,000,000

Premium Money Market – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Kansas City Financing Commission Tax Allocation Rev., Series 2006 B, (Briarcliff West), VRDN, 0.35%, 1/6/11 (LOC: M&I Marshall & Ilsley Bank and FHLB)	$ 9,130,000	$ 9,130,000
Kentucky Housing Corp. Rev., Series 2008 B, VRDN, 0.41%, 1/9/11 (SBBPA: Lloyds TSB Bank plc)	2,890,000	2,890,000
King County Housing Auth. Rev., (Auburn Court Apartments), VRDN, 0.35%, 1/6/11 (FNMA) (LIQ FAC: FNMA)	11,445,000	11,445,000
Lansing Economic Development Corp. Rev., (Accident Fund), VRDN, 0.30%, 1/9/11 (LOC: FHLB)	2,250,000	2,250,000
Los Angeles Multifamily Rev., Series 2001 F, (Housing-San Regis), VRDN, 0.30%, 1/6/11 (FNMA) (LIQ FAC: FNMA)	875,000	875,000
Los Angeles Tax & Rev. Anticipation Notes GO, 2.00%, 5/31/11	10,000,000	10,048,991
Louisiana Public Facilities Auth. Rev., (Dynamic Fuels LLC), VRDN, 0.30%, 1/3/11 (LOC: JPMorgan Chase Bank N.A.)	23,415,000	23,415,000
Massachusetts Health & Educational Facilities Auth. Rev., Series 2008 G, (South Shore Hospital), VRDN, 0.37%, 1/6/11 (AGM) (SBBPA: JPMorgan Chase Bank N.A.)	5,000,000	5,000,000
Michigan GO, Series 2010 A, 2.00%, 9/30/11	5,000,000	5,058,356
Milwaukee Rev. Anticipation Notes, Series 2010 M8, 1.50%, 6/27/11	35,000,000	35,194,773
Mississippi Business Finance Corp. Rev., (Aurora Flight Sciences Corp.), VRDN, 0.40%, 1/3/11 (LOC: Branch Banking & Trust)	12,085,000	12,085,000
Mississippi Business Finance Corp. Rev., Series 2006 R1, (Brown Bottling Group, Inc.), VRDN, 0.35%, 1/3/11 (LOC: Trustmark National Bank and FHLB)	8,005,000	8,005,000
Mississippi GO, 6.25%, 2/1/11	1,500,000	1,507,085
Mobile Industrial Development Board. Solid Waste Disposal Rev., (Alabama Power-Barry Plant), VRDN, 0.34%, 1/3/11	3,000,000	3,000,000
Montebello COP, VRDN, 0.51%, 1/5/11 (LOC: Union Bank of California N.A. and California State Teacher's Retirement System)	6,470,000	6,470,000
Morgan Hill Redevelopment Agency Tax Allocation Rev., Series 2008 B, (Ojo de Agua Redevelopment Area), VRDN, 0.35%, 1/6/11 (LOC: Scotiabank)	12,955,000	12,955,000
Nevada Housing Division Multi-Family Housing Rev., (Golden Apartments), VRDN, 0.38%, 1/6/11 (FHLMC) (LIQ FAC: FHLMC)	1,600,000	1,600,000
Nevada Multi Unit Housing Division Rev., Series 2002 B, VRDN, 0.44%, 1/6/11 (FNMA) (LIQ FAC: FNMA)	790,000	790,000
New Jersey Economic Development Auth. Rev., Series 2006 B, (Accurate Box Co., Inc.), VRDN, 0.34%, 1/6/11 (LOC: Sun Bank N.A. and Wells Fargo Bank N.A.)	660,000	660,000
New Mexico Educational Assistance Foundation Rev., Series 2003 A2, VRDN, 0.35%, 1/5/11 (LOC: Royal Bank of Canada)	3,000,000	3,000,000
New Mexico Educational Assistance Foundation Rev., Series 2009 A, VRDN, (Education Loan), 0.35%, 1/5/11 (LOC: Royal Bank of Canada)	2,600,000	2,600,000
Newport Mesa Unified School District Rev., 2.50%, 1/17/11	2,500,000	2,501,348
North Carolina Medical Care Commission Health Care Facilities Rev., (Stanley Total Living Center), VRDN, 0.43%, 1/6/11 (LOC: Wells Fargo Bank N.A.)(1)	1,000,000	1,000,000
North Carolina Medical Care Commission Rev., (Cornelia Nixon Davis, Inc), VRDN, 0.39%, 1/6/11 (LOC: Wachovia Bank N.A.)	5,475,000	5,475,000
Orange County Housing Finance Auth. Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.28%, 1/5/11 (LOC: FNMA)	1,115,000	1,115,000
Oregon Housing & Community Services Deparment Rev., Series 2009 B1, (Pearl Family Housing), VRDN, 0.43%, 1/6/11 (LOC: U.S. Bank N.A.)	3,650,000	3,650,000
Palm Bay Rev., VRDN, 0.53%, 1/6/11 (AGM) (SBBPA: State Street Bank & Trust Co.)	6,295,000	6,295,000
Pasadena COP, (Los Robles Avenue Parking Facilities), VRDN, 0.31%, 1/4/11 (LOC: Bank of New York and California State Teachers' Retirement System)	200,000	200,000
Peninsula Ports Auth. Rev., Series 1987 D, (Dominion Term), VRDN, 0.27%, 1/3/11 (LOC: U.S. Bank N.A.)	7,320,000	7,320,000

Premium Money Market – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Putnam County Development Auth. Pollution Control Rev., (Georgia Power Co.- Plant Branch), VRDN, 0.36%, 1/3/11	$ 6,025,000	$ 6,025,000
Putnam County Health Care Facilities Rev., (Refunding and Improvement Hilty Memorial Home, Inc.), VRDN, 0.41%, 1/6/11 (LOC: First Federal Bank of Midwest and FHLB)	4,160,000	4,160,000
Putnam Hospital Center Rev., VRDN, 0.45%, 1/5/11 (LOC: JPMorgan Chase Bank N.A.)(1)	2,715,000	2,715,000
Riverside County Industrial Development Auth. Rev., (Cal-Mold, Inc.), VRDN, 0.42%, 1/5/11 (LOC: Bank of the West)	2,000,000	2,000,000
Salinas COP, (Fairways Golf), VRDN, 0.35%, 1/6/11 (LOC: Rabobank N.A. and Cooperative Centrale)	4,660,000	4,660,000
Salinas Economic Development Rev., Series 2007 B, (Monterey County Public Building), VRDN, 0.60%, 1/9/11 (LOC: Bank of New York)	750,000	750,000
Santa Rosa Wastewater Rev., Series 2004 A, VRDN, 0.50%, 1/6/11 (LOC: Landesbank Baden-Wurttemberg)	10,380,000	10,380,000
South Carolina Public Service Auth. Rev., Series 2010 A, (Santee Cooper), VRN, 0.51%, 1/18/11	10,001,000	10,001,000
Southeast Industrial Development Agency Rev., (Powers Fasteners, Inc.), VRDN, 0.45%, 1/6/11 (LOC: JPMorgan Chase Bank N.A.)(1)	2,080,000	2,080,000
Southeast Industrial Development Agency Rev., (Powers Fasteners, Inc.), VRDN, 0.45%, 1/6/11 (LOC: Bank of New York)	2,500,000	2,500,000
St. James Parish Pollution Control Rev., Series 1988 B, (Texaco), VRDN, 0.28%, 1/3/11	9,975,000	9,975,000
St. Paul Sales Tax Rev., Series 2009 A, (Rivercentre Arena), VRDN, 0.29%, 1/6/11 (LOC: U.S. Bank N.A.)	5,700,000	5,700,000
Suffolk County Tax Anticipation Notes GO, 1.50%, 8/11/11	1,100,000	1,106,667
Suffolk County Tax Anticipation Notes GO, 2.00%, 8/11/11	5,000,000	5,046,082
Tahoe Forest Hospital District Rev., (Healthcare Facility), VRDN, 0.32%, 1/3/11 (LOC: U.S. Bank N.A.)	1,345,000	1,345,000
Texas GO, Series 2002 IB, (Veterans Housing), VRDN, 0.30%, 1/5/11 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	5,000,000	5,000,000
Trimble Kentucky Association of Countys Various Lease Program Rev., Series 2008 A, VRDN, 0.28%, 1/3/11 (LOC: U.S. Bank N.A.)	3,195,000	3,195,000
University of Kansas Hospital Auth. Health Facilities Rev., (Health System), VRDN, 0.33%, 1/3/11 (LOC: U.S. Bank N.A.)	13,805,000	13,805,000
Washington Economic Development Finance Auth. Rev., Series 2006 G, (Wesmar Co., Inc.), VRDN, 0.51%, 1/6/11 (LOC: U.S. Bank N.A.)	1,570,000	1,570,000
Washington Economic Development Finance Auth. Rev., Series 2007 K, (Ocean Gold Seafoods, Inc.), VRDN, 0.51%, 1/6/11 (LOC: Wells Fargo Bank N.A.)	1,160,000	1,160,000
Washington Industrial Development Auth. Rev., (Pauwels), VRDN, 0.60%, 1/6/11 (LOC: Bank of America N.A.)	1,665,000	1,665,000
Wisconsin Health & Educational Facilities Auth. Rev., Series 2008 A, (ProHealth Care, Inc.), VRDN, 0.33%, 1/3/11 (LOC: U.S. Bank N.A.)	6,000,000	6,000,000
Wisconsin Health & Educational Facilities Auth. Rev., Series 2008 C, (Meriter Hospital, Inc.), VRDN, 0.33%, 1/3/11 (LOC: U.S. Bank N.A.)	1,200,000	1,200,000
TOTAL MUNICIPAL SECURITIES		399,173,210
COMMERCIAL PAPER(2)—38.6%
Austin Texas, 0.27%, 1/18/11	16,012,000	16,009,958
Austin Texas, 0.29%, 2/17/11	8,000,000	7,996,971
Catholic Health Initiatives, 0.32%, 1/13/11	11,750,000	11,750,000
Catholic Health Initiatives, 0.45%, 5/6/11	5,000,000	5,000,000
Chariot Funding LLC, 0.24%, 1/11/11(1)	6,559,000	6,558,563
Charta LLC, 0.10%, 1/3/11(1)	8,000,000	7,999,956
Charta LLC, 0.27%, 2/1/11(1)	2,000,000	1,999,535
Charta LLC, 0.27%, 2/8/11(1)	4,125,000	4,123,824
Chicago Illinois, 0.30%, 1/20/11	5,000,000	5,000,000

Premium Money Market – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Chicago Illinois, 0.38%, 2/3/11	$ 36,571,000	$ 36,558,360
Crown Point Capital Co. LLC, 0.35%, 1/11/11(1)	17,600,000	17,598,289
Crown Point Capital Co. LLC, 0.30%, 1/21/11(1)	20,000,000	19,996,667
Crown Point Capital Co. LLC, 0.32%, 2/2/11(1)	5,000,000	4,998,578
Falcon Asset Securitization Co. LLC, 0.23%, 1/27/11(1)	10,100,000	10,098,322
Govco LLC, 0.37%, 2/7/11(1)	13,400,000	13,394,921
Govco LLC, 0.28%, 3/11/11(1)	10,000,000	9,994,633
Govco LLC, 0.37%, 4/27/11(1)	20,000,000	19,976,156
Govco LLC, 0.40%, 6/8/11(1)	3,000,000	2,994,733
Legacy Capital LLC, 0.35%, 1/4/11(1)	12,000,000	11,999,650
Legacy Capital LLC, 0.35%, 1/11/11(1)	10,000,000	9,999,028
Legacy Capital LLC, 0.35%, 1/18/11(1)	15,000,000	14,997,521
Lexington Parker Capital, 0.35%, 1/4/11(1)	29,000,000	28,999,154
Lexington Parker Capital, 0.35%, 1/14/11(1)	5,000,000	4,999,368
Lexington Parker Capital, 0.32%, 2/18/11(1)	9,000,000	8,996,160
Lower Colorado River Auth., 0.32%, 2/10/11	4,600,000	4,600,000
Lower Colorado River Auth., 0.32%, 2/10/11	6,000,000	6,000,000
Oakland-Alameda County, 0.25%, 1/20/11	15,755,000	15,755,000
Salvation Army (The), 0.27%, 1/12/11	15,000,000	14,998,763
Salvation Army (The), 0.32%, 5/19/11	10,000,000	9,987,733
Shell International Finance BV, 0.45%, 3/2/11(1)	3,950,000	3,947,037
Texas Municipal Power Agency, 0.31%, 1/10/11	28,700,000	28,700,000
University of Texas, 0.25%, 1/6/11	5,000,000	5,000,000
TOTAL COMMERCIAL PAPER		371,028,880
CORPORATE BONDS—11.7%
Castleton United Methodist Church, Inc., VRDN, 0.51%, 1/12/11 (LOC: U.S. Bank N.A.)	3,000,000	3,000,000
Cisco Systems, Inc., 5.25%, 2/22/11	4,600,000	4,632,198
Cypress Bend Real Estate Development Co. LLC, VRDN, 0.34%, 1/6/11	8,711,000	8,711,000
D & I Properties LLC, VRDN, 0.40%, 1/12/11	1,400,000	1,400,000
DCC Development Corp., VRDN, 0.30%, 1/6/11	5,600,000	5,600,000
First Baptist Church of Opelika, VRDN, 0.35%, 1/7/11 (LOC: FHLB)	6,070,000	6,070,000
Flatley Hospitality LLC, VRDN, 0.30%, 1/6/11	600,000	600,000
GFRE Holdings LLC, Series VRDN, 0.30%, 1/6/11	1,930,000	1,930,000
Grace Community Church of Amarillo, VRDN, 0.45%, 1/3/11 (LOC: Wells Fargo Bank N.A.)	1,670,000	1,670,000
Hart Family Holdings LLC, VRDN, 0.31%, 1/6/11	15,725,000	15,725,000
High Track LLC, VRDN, 0.30%, 1/12/11	8,625,000	8,625,000
Jaxon Arbor LLC, VRDN, 0.30%, 1/6/11	1,125,000	1,125,000
Jaxon Arbor LLC, VRDN, 0.30%, 1/6/11	10,000,000	10,000,000
JBR, Inc., VRDN, 0.51%, 1/6/11	5,790,000	5,790,000
Lakeport Group LLC, VRDN, 0.36%, 1/12/11	4,385,000	4,385,000
Manse on Marsh LP, VRDN, 0.51%, 1/6/11	11,355,000	11,355,000
Ness Family Partners LP, VRDN, 0.36%, 1/12/11	1,580,000	1,580,000
Relay Relay LLC, VRDN, 1.01%, 1/6/11	7,460,000	7,460,000
RMD Note Issue LLC, VRDN, 0.30%, 1/5/11	165,000	165,000
Salvation Army (The), VRDN, 0.45%, 1/6/11 (LOC: Bank of New York)	2,000,000	2,000,000
Salvation Army (The), VRDN, 0.45%, 1/6/11 (LOC: Bank of New York)	7,500,000	7,500,000

Premium Money Market – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount/Shares	Value

Shell International Finance BV, 5.625%, 6/27/11	$ 3,000,000	$ 3,077,880
TOTAL CORPORATE BONDS		112,401,078
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS—6.8%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY SECURITIES — 2.5%
FFCB, VRN, 0.22%, 1/8/11	4,000,000	3,998,676
FFCB, VRN, 0.29%, 1/4/11	10,000,000	10,000,000
FHLB, VRN, 0.37%, 1/3/11	10,000,000	10,000,000
		23,998,676
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 4.3%
FHLB, 0.40%, 1/4/11	10,000,000	9,999,970
FHLB, 0.40%, 12/9/11	15,000,000	15,000,000
FHLB, 0.45%, 12/23/11	10,000,000	10,000,000
FHLB, 0.50%, 12/28/11	5,000,000	5,000,000
FHLB, 5.00%, 5/13/11	1,590,000	1,617,350
		41,617,320
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS		65,615,996
CERTIFICATES OF DEPOSIT—1.0%
Barclays Bank plc, VRN, 0.41%, 1/3/11	10,000,000	10,000,000
TEMPORARY CASH INVESTMENTS —0.2%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	1,454,452	1,454,452
TOTAL INVESTMENT SECURITIES — 99.8%		959,673,616
OTHER ASSETS AND LIABILITIES — 0.2%		2,042,526
TOTAL NET ASSETS — 100.0%		$961,716,142

Notes to Schedule of Investments
AGM	-	Assured Guaranty Municipal Corporation
COP	-	Certificates of Participation
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
FFCB	-	Federal Farm Credit Bank
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $219,282,095, which represented 22.8% of total net assets. None of these securities were considered illiquid.

(2)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For the interest bearing securities, the stated coupon rate is shown.

Premium Money Market – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates current market value. Investments in open-end management investment companies are valued at the reported net asset value. When such valuations do not reflect market value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Municipal Securities	–	$399,173,210	–
Commercial Paper	–	371,028,880	–
Corporate Bonds	–	112,401,078	–
U.S. Government Agency Securities and Equivalents	–	65,615,996	–
Certificates of Deposit	–	10,000,000	–
Temporary Cash Investments	$1,454,452	–	–
Total Value of Investment Securities	$1,454,452	$958,219,164	–

3. Federal Tax Information

As of December 31, 2010, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$959,673,616

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Prime Money Market Fund

December 31, 2010

Prime Money Market – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

COMMERCIAL PAPER(1)—42.1%
Austin Texas, 0.27%, 1/10/11	$ 4,068,000	$ 4,067,725
Austin Texas, 0.29%, 2/17/11	2,000,000	1,999,243
Board of Trustees of The Leland Stanford Junior University (The), 0.27%, 3/10/11	20,000,000	19,989,800
Catholic Health Initiatives, 0.32%, 1/13/11	7,000,000	7,000,000
Catholic Health Initiatives, 0.32%, 1/13/11	29,000,000	29,000,000
Catholic Health Initiatives, 0.45%, 5/6/11	71,763,000	71,763,000
Chariot Funding LLC, 0.26%, 2/28/11(2)	20,000,000	19,991,622
Charta LLC, 0.10%, 1/3/11(2)	17,300,000	17,299,904
Chicago Illinois, 0.40%, 2/3/11	65,000,000	64,976,442
CRC Funding LLC, 0.24%, 1/27/11(2)	25,000,000	24,995,667
Crown Point Capital Co. LLC, 0.35%, 1/4/11(2)	25,000,000	24,999,271
Crown Point Capital Co. LLC, 0.35%, 1/7/11(2)	29,000,000	28,998,308
Crown Point Capital Co. LLC, 0.35%, 1/13/11(2)	12,000,000	11,998,600
Crown Point Capital Co. LLC, 0.32%, 2/2/11(2)	25,100,000	25,092,860
Crown Point Capital Co. LLC, 0.32%, 2/11/11(2)	16,300,000	16,294,060
Falcon Asset Securitization Co. LLC, 0.25%, 1/14/11(2)	27,000,000	26,997,563
Falcon Asset Securitization Co. LLC, 0.25%, 1/19/11(2)	48,000,000	47,994,000
Govco LLC, 0.28%, 2/10/11(2)	70,000,000	69,978,222
Govco LLC, 0.26%, 2/15/11(2)	10,000,000	9,996,750
Jupiter Securitization Co. LLC, 0.27%, 2/2/11(2)	25,000,000	24,994,000
Legacy Capital LLC, 0.35%, 1/18/11(2)	50,000,000	49,991,736
Legacy Capital LLC, 0.30%, 1/21/11(2)	42,000,000	41,993,000
Legacy Capital LLC, 0.32%, 2/4/11(2)	21,000,000	20,993,653
Lexington Parker Capital, 0.32%, 2/2/11(2)	59,000,000	58,983,218
Lexington Parker Capital, 0.30%, 1/21/11(2)	48,000,000	47,992,000
Oakland-Alameda County, 0.25%, 1/20/11	36,000,000	36,000,000
Reckitt Benckiser Treasury Services plc, 0.25%, 2/16/11(2)	19,000,000	18,993,931
Reckitt Benckiser Treasury Services plc, 0.32%, 2/22/11(2)	25,000,000	24,988,444
Salvation Army (The), 0.30%, 1/6/11	15,000,000	14,999,896
Salvation Army (The), 0.33%, 4/6/11	5,000,000	5,000,000
Salvation Army (The), 0.33%, 4/6/11	30,000,000	30,000,000
Shell International Finance BV, 0.55%, 4/1/11(2)	51,775,000	51,703,809
St. Joseph County, 0.25%, 1/20/11	19,000,000	18,997,493
University of Texas, 0.25%, 1/6/11	15,000,000	15,000,000
TOTAL COMMERCIAL PAPER		984,064,217
MUNICIPAL SECURITIES — 39.6%
ABAG Finance Auth. for Nonprofit Corps. Rev., (899 Charleston LLC), VRDN, 0.32%, 1/3/11 (LOC: LaSalle Bank N.A.)	4,545,000	4,545,000
ABAG Finance Auth. for Nonprofit Corps. Rev., Series 2002 B, (Public Policy Institute), VRDN, 0.45%, 1/6/11 (LOC: Wells Fargo Bank N.A.)	2,435,000	2,435,000
Alameda County Industrial Development Auth. Rev., (Segale Bros. Wood Products), VRDN, 0.35%, 1/6/11 (LOC: Bank of the West)	1,920,000	1,920,000
Alliance Community Hospital Rev., (Alliance Obligated Group), VRDN, 0.34%, 1/3/11 (Radian) (LOC: JPMorgan Chase Bank N.A.)	2,500,000	2,500,000
Appling County Development Auth. Pollution Control Rev., (Georgia Power Co.-Plant Hatch), VRDN, 0.36%, 1/3/11	7,200,000	7,200,000
Brazos River Harbor Navigation District Rev., (BASF Corp.), VRDN, 0.47%, 1/5/11	4,000,000	4,000,000
Brazos River Harbor Navigation District Rev., (BASF Corp.), VRDN, 0.47%, 1/5/11	6,600,000	6,600,000

Prime Money Market – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

California School Cash Reserve Program Auth. Rev., Series 2010 B, 2.00%, 6/1/11	$32,000,000	$ 32,144,239
Chicago O'Hare International Airport Special Facility Rev., (Lufthansa German), VRDN, 0.32%, 1/5/11 (LOC: Bayerische Landesbank)	4,870,000	4,870,000
Chula Vista Industrial Development Rev., Series 2006 A, (San Diego Gas & Electric Co.), VRDN, 0.33%, 1/5/11	15,900,000	15,900,000
Colorado Education Loan Program Tax & Rev. Anticipation Notes, Series 2010 B, 2.00%, 6/30/11	25,000,000	25,207,401
Colorado Educational & Cultural Facilities Auth. Rev., Series 2005 C1, (National Jewish Federation Bond Program), VRDN, 0.29%, 1/3/11 (LOC: U.S. Bank N.A.)	10,890,000	10,890,000
Connecticut Housing Finance Auth. Rev., Series 2008 A5, (Housing Mortgage Finance), VRDN, 0.25%, 1/6/11 (SBBPA: FHLB)	47,550,000	47,550,000
Durham GO, VRDN, 0.36%, 1/5/11 (SBBPA: Bank of America N.A.)	5,750,000	5,750,000
El Monte COP, Series 2003 B, (Community Improvement), VRDN, 0.51%, 1/6/11 (LOC: Union Bank of California N.A. and California State Teachers' Retirement System)	1,935,000	1,935,000
Escambia County Solid Waste Disposal System Rev., (Gulf Power Co.), VRDN, 0.47%, 1/3/11	19,700,000	19,700,000
Fairfield Pension Obligation Rev., Series 2005 A, VRDN, 0.55%, 1/6/11 (LOC: Landesbank Hessen-Thuringen Girozentrale)	6,115,000	6,115,000
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 C1, (Methodist Hospital System), VRDN, 0.27%, 1/3/11	33,000,000	33,000,000
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2009 C2, (Methodist Hospital System), VRDN, 0.27%, 1/3/11	11,100,000	11,100,000
Harris County Health Facilities Development Corp. Rev., Series 2008 A2, (Methodist Hospital System), VRDN, 0.27%, 1/3/11	7,000,000	7,000,000
Henderson GO, Series 2004 A, (Park & Recreation), 4.00%, 6/1/11 (AGM)	2,000,000	2,028,949
Highlands County Health Facilities Auth. Rev., Series 2005 I, (Adventist Health System), VRDN, 0.29%, 1/6/11	7,500,000	7,500,000
Hunt Memorial Hospital District Rev., VRDN, 0.42%, 1/6/11 (AGM) (SBBPA: JPMorgan Chase Bank N.A.)	5,000,000	5,000,000
Iowa Finance Auth. Private College Rev., (Central College), VRDN, 0.33%, 1/3/11 (LOC: Wells Fargo Bank N.A.)	2,600,000	2,600,000
JJB Properties LLC Rev., (Rental Property), VRDN, 0.31%, 1/6/11 (LOC: Arvest Bank and FHLB)	5,850,000	5,850,000
Kansas City Financing Commission Tax Allocation Rev., Series 2006 B, (Briarcliff West), VRDN, 0.35%, 1/6/11 (LOC: M&I Marshall & Ilsley Bank and FHLB)	9,605,000	9,605,000
Kentucky Housing Corp. Rev., Series 2006 O, VRDN, 0.43%, 1/9/11 (SBBPA: BNP Paribas)	12,765,000	12,765,000
Kentucky Housing Corp. Rev., Series 2008 B, VRDN, 0.41%, 1/9/11 (SBBPA: Lloyds TSB Bank plc)	6,705,000	6,705,000
Lansing Economic Development Corp. Rev., (Accident Fund), VRDN, 0.30%, 1/9/11 (LOC: FHLB)	8,000,000	8,000,000
Long Island Power Auth. Electric System Rev., Series 1998-2B, VRDN, 0.31%, 1/3/11 (LOC: Bayerische Landesbank)	21,840,000	21,840,000
Los Angeles Tax & Rev. Anticipation Notes GO, 2.00%, 5/31/11	15,000,000	15,073,486
Louisiana Public Facilities Auth. Rev., (Dynamic Fuels LLC), VRDN, 0.30%, 1/3/11 (LOC: JPMorgan Chase Bank N.A.)	9,000,000	9,000,000
Massachusetts Health & Educational Facilities Auth. Rev., Series 2008 G, (South Shore Hospital), VRDN, 0.37%, 1/6/11 (AGM) (SBBPA: JPMorgan Chase Bank N.A.)	12,000,000	12,000,000

Prime Money Market – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Massachusetts Health & Educational Facilities Auth. Rev., Series 2008 N1, (Tufts University), VRDN, 0.29%, 1/3/11 (SBBPA: JPMorgan Chase Bank N.A.)	$11,100,000	$ 11,100,000
Massachusetts Water Resources Auth. Rev., Series 2002 D, VRDN, 0.32%, 1/3/11 ((LOC: Landesbank Baden-Wurttemberg)	10,975,000	10,975,000
Michigan GO, Series 2010 A, 2.00%, 9/30/11	15,000,000	15,175,069
Milwaukee Rev. Anticipation Notes, Series 2010 M8, 1.50%, 6/27/11	50,000,000	50,278,247
Minneapolis & St. Paul Housing & Redevelopment Auth. Healthcare System Rev., Series 2007 A, (Children's Hospitals and Clinics), VRDN, 0.34%, 1/3/11 (AGM) (SBBPA: U.S. Bank N.A.)	7,400,000	7,400,000
Minneapolis & St. Paul Housing & Redevelopment Auth. Healthcare System Rev., Series 2007 AII, (Children's Hospitals and Clinics), VRDN, 0.34%, 1/3/11 (AGM) (SBBPA: U.S. Bank N.A.)	11,750,000	11,750,000
Minnesota Office of Higher Education Rev., Series 2008 A, (Student Supply), VRDN, 0.30%, 1/6/11 (LOC: U.S. Bank N.A.)	6,000,000	6,000,000
Mississippi Business Finance Corp. Rev., (Medical Development Properties LLC), VRDN, 0.35%, 1/3/11 (LOC: BancorpSouth Bank and FHLB)	5,395,000	5,395,000
Mississippi Business Finance Corp. Rev., Series 2004 A, (Signal International), VRDN, 0.40%, 1/3/11 (LOC: General Electric Capital Corp.)	9,100,000	9,100,000
Mississippi Business Finance Corp. Rev., Series 2004 B, (Signal International), VRDN, 0.40%, 1/3/11 (LOC: General Electric Capital Corp.)	200,000	200,000
Mississippi Business Finance Corp. Rev., Series 2004 C, (Signal International), VRDN, 0.40%, 1/3/11 (LOC: General Electric Capital Corp.)	200,000	200,000
Mississippi Business Finance Corp. Rev., Series 2006 R1, (Brown Bottling Group, Inc.), VRDN, 0.35%, 1/3/11 (LOC: Trustmark National Bank and FHLB)	3,995,000	3,995,000
Missouri Health & Educational Facilities Auth. Rev., Series 2002 A, (Christian Brothers), VRDN, 0.32%, 1/6/11 (LOC: Commerce Bank N.A.)	9,900,000	9,900,000
New Mexico Educational Assistance Foundation Rev., Series 2003 A2, VRDN, 0.35%, 1/5/11 (LOC: Royal Bank of Canada)	7,000,000	7,000,000
New York City Housing Development Corp. Multifamily Rev., Series 2005 A, (270 East Burnside), VRDN, 0.30%, 1/5/11 (LIQ FAC: FNMA)	6,400,000	6,400,000
New York City Transitional Finance Auth. Rev., Series 1998 C, (Future Tax Secured), VRDN, 0.35%, 1/3/11 (LOC: Bayerische Landesbank)	5,000,000	5,000,000
New York GO, Series 1994 H3, VRDN, 0.31%, 1/3/11 (AGM) (SBBPA: State Street Bank & Trust Co.)	4,200,000	4,200,000
New York GO, Series 2008 J13, VRDN, 0.41%, 1/3/11 (SBBPA: Lloyds TSB Bank plc)	47,900,000	47,900,000
New York Housing Finance Agency Rev., Series 2003 A, (Biltmore Tower Housing), VRDN, 0.30%, 1/5/11 (LOC: FNMA) (LIQ FAC: FNMA)	43,300,000	43,300,000
Newport Mesa Unified School District Rev., 2.50%, 1/17/11	5,000,000	5,002,697
Palm Bay Rev., VRDN, 0.53%, 1/6/11 (AGM) (SBBPA: State Street Bank & Trust Co.)	18,000,000	18,000,000
Pasadena COP, (Los Robles Avenue Parking Facilities), VRDN, 0.31%, 1/4/11 (LOC: Bank of New York and California State Teachers' Retirement System)	4,200,000	4,200,000
Pennsylvania Economic Development Financing Auth. Rev., (NHS-AVS, LLC), VRDN, 0.30%, 1/3/11 (LOC: Commerce Bank N.A.)	9,590,000	9,590,000
Plymouth Health Facilities Rev., Series 1994 B, (WestHealth), VRDN, 0.32%, 1/6/11 (AGM) (LOC: U.S. Bank N.A.)	9,260,000	9,260,000
Plymouth Rev., (Carlson Center), VRDN, 0.38%, 1/6/11 (AGM) (LOC: U.S. Bank N.A.)	375,000	375,000
Portland GO, (Pension Bonds), VRDN, 0.36%, 1/5/11 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	77,355,000	77,354,701
Quincy Rev., (Blessing Hospital), VRDN, 0.33%, 1/3/11 (LOC: JPMorgan Chase Bank N.A.)	3,200,000	3,200,000
Rhode Island Health & Educational Building Corp. Rev., (Bryant University), VRDN, 0.32%, 1/5/11 (LOC: TD Banknorth N.A.)	20,305,000	20,305,000

Prime Money Market – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Robbinsdale Rev., Series 2008 A2, (North Memorial), VRDN, 0.33%, 1/3/11 (LOC: Wells Fargo Bank N.A.)	$29,000,000	$ 29,000,000
Santa Ana Multifamily Housing Auth. Rev., Series 1996 A, (Vintage Apartments), VRDN, 0.50%, 1/9/11 (LOC: FNMA) (LIQ FAC: FNMA)	5,235,000	5,235,000
Santa Rosa Pension Obligation Rev., Series 2003 A, VRDN, 0.55%, 1/6/11 (LOC: Landesbank Hessen-Thuringen Girozentrale)	12,875,000	12,875,000
South Carolina Public Service Auth. Rev., Series 2010 A, (Santee Cooper), VRN, 0.51%, 1/18/11	20,000,000	20,000,000
Southeastern Pennsylvania Transportation Auth. Rev., VRDN, 0.28%, 1/3/11 (LOC: PNC Bank N.A.)	3,625,000	3,625,000
St. James Parish Pollution Control Rev., Series 1988 B, (Texaco), VRDN, 0.28%, 1/3/11	9,150,000	9,150,000
Suffolk County Tax Anticipation Notes GO, 1.50%, 8/11/11	25,000,000	25,151,520
Texas GO, Series 2002 IB, (Veterans Housing), VRDN, 0.30%, 1/5/11 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	13,345,000	13,345,000
University Hospitals Auth. and Trust Rev., Series 2005 B, VRDN, 0.49%, 1/3/11 (LOC: Bank of America N.A.)	4,900,000	4,900,000
University of Colorado Hospital Auth. Rev., Series 2004 A, VRDN, 0.38%, 1/5/11 (AGM) (SBBPA: Wells Fargo Bank N.A.)	11,800,000	11,800,000
University of Kansas Hospital Auth. Health Facilities Rev., (Health System), VRDN, 0.33%, 1/3/11 (LOC: U.S. Bank N.A.)	6,120,000	6,120,000
Wisconsin Health & Educational Facilities Auth. Rev., Series 2008 B, (ProHealth Care, Inc.), VRDN, 0.35%, 1/3/11 (LOC: Chase Manhattan Bank)	13,800,000	13,800,000
TOTAL MUNICIPAL SECURITIES		925,886,309
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS—12.1%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY SECURITIES — 4.8%
FFCB, VRN, 0.29%, 1/4/11	24,230,000	24,230,000
FFCB, VRN, 0.69%, 1/3/11	14,000,000	14,021,759
FHLB, VRN, 0.31%, 1/3/11	25,000,000	25,000,000
FHLB, VRN, 0.37%, 1/3/11	50,000,000	50,000,000
		113,251,759
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 6.7%
FFCB, 4.875%, 2/18/11	24,700,000	24,843,369
FHLB, 0.75%, 1/18/11	35,000,000	35,005,386
FHLB, 0.40%, 12/9/11	40,000,000	40,000,000
FHLB, 0.50%, 12/23/11	25,000,000	25,000,000
FHLB, 0.50%, 12/28/11	30,000,000	30,000,000
		154,848,755
GOVERNMENT-BACKED CORPORATE BONDS — 0.6%
General Electric Capital Corp., 1.80%, 3/11/11(3)	10,010,000	10,034,767
State Street Bank and Trust Co., 1.85%, 3/15/11(3)	4,659,000	4,671,504
		14,706,271
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS		282,806,785
CORPORATE BONDS—5.0%
Blodgett Capital LLC, VRDN, 0.30%, 1/6/11	6,310,000	6,310,000
Campbell Soup Co., 6.75%, 2/15/11	5,067,000	5,106,883
Cisco Systems, Inc., 5.25%, 2/22/11	20,400,000	20,542,700
Colorado Natural Gas, Inc., VRDN, 0.46%, 1/6/11	2,435,000	2,435,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 0.34%, 1/6/11	21,299,000	21,299,000
Herman & Kittle Capital LLC, VRDN, 0.32%, 1/6/11	1,365,000	1,365,000
High Track LLC, VRDN, 0.30%, 1/6/11	2,530,000	2,530,000

Prime Money Market – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Labcon North America, VRDN, 0.36%, 1/5/11	$ 2,200,000	$ 2,200,000
Lammert Building LP, VRDN, 0.30%, 1/6/11(2)	3,090,000	3,090,000
Northcreek Church, VRDN, 0.45%, 1/6/11	12,055,000	12,055,000
Pfizer, Inc., VRDN, 2.25%, 3/15/11	4,000,000	4,017,063
RMD Note Issue LLC, VRDN, 0.30%, 1/5/11	9,900,000	9,900,000
Saddleback Valley Community Church, VRDN, 0.25%, 1/6/11	9,400,000	9,400,000
Salvation Army (The), VRDN, 0.45%, 1/6/11 (LOC: Bank of New York)	7,500,000	7,500,000
Salvation Army (The), VRDN, 0.45%, 1/6/11 (LOC: Bank of New York)	8,000,000	8,000,000
TOTAL CORPORATE BONDS		115,750,646
CERTIFICATES OF DEPOSIT—0.8%
Barclays Bank plc, VRN, 0.41%, 1/3/11	20,000,000	20,000,000
TEMPORARY CASH INVESTMENTS —0.1%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	1,756,525	1,756,525
TOTAL INVESTMENT SECURITIES — 99.7%		2,330,264,482
OTHER ASSETS AND LIABILITIES — 0.3%		6,090,877
TOTAL NET ASSETS — 100.0%		$2,336,355,359

Notes to Schedule of Investments
ABAG	-	Association of Bay Area Governments
AGM	-	Assured Guaranty Municipal Corporation
COP	-	Certificates of Participation
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
FFCB	-	Federal Farm Credit Bank
FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
Radian	-	Radian Asset Assurance, Inc.
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For the interest bearing securities, the stated coupon rate is shown.
(2)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $668,360,618, which represented 28.6% of total net assets. None of these securities were considered illiquid.

(3)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December 31, 2012.

Prime Money Market – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates current market value. Investments in open-end management investment companies are valued at the reported net asset value. When such valuations do not reflect market value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Commercial Paper	–	$984,064,217	–
Municipal Securities	–	925,886,309	–
U.S. Government Agency Securities and Equivalents	–	282,806,785	–
Corporate Bonds	–	115,750,646	–
Certificates of Deposit	–	20,000,000	–
Temporary Cash Investments	$1,756,525	–	–
Total Value of Investment Securities	$1,756,525	$2,328,507,957	–

3. Federal Tax Information

As of December 31, 2010, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$2,330,264,482

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Short Duration Fund

December 31, 2010

Short Duration – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

CORPORATE BONDS — 36.6%
AEROSPACE & DEFENSE — 0.7%
BAE Systems Holdings, Inc., 6.40%, 12/15/11(1)(2)	$ 500,000	$ 526,269
Boeing Co. (The), 1.875%, 11/20/12(2)	500,000	509,126
Bombardier, Inc., 6.75%, 5/1/12(1)(2)	170,000	177,650
L-3 Communications Corp., 6.375%, 10/15/15(2)	1,000,000	1,035,000
Northrop Grumman Corp., 3.70%, 8/1/14(2)	500,000	525,505
		2,773,550
AUTOMOBILES — 0.9%
American Honda Finance Corp., 2.375%, 3/18/13(1)(2)	1,000,000	1,017,353
Daimler Finance N.A. LLC, 5.75%, 9/8/11(2)	400,000	413,381
Daimler Finance N.A. LLC, 6.50%, 11/15/13(2)	750,000	849,614
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(1)(2)	1,250,000	1,276,142
		3,556,490
BEVERAGES — 1.9%
Anheuser-Busch Cos., Inc., 6.00%, 4/15/11(2)	480,000	486,797
Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12(2)	500,000	516,129
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 3/26/13(2)	1,500,000	1,535,788
Coca-Cola Refreshments USA, Inc., 3.75%, 3/1/12(2)	300,000	310,549
Coca-Cola Enterprises, Inc., 1.125%, 11/12/13(2)	1,000,000	990,947
Dr Pepper Snapple Group, Inc., 2.35%, 12/21/12(2)	1,000,000	1,023,822
Dr Pepper Snapple Group, Inc., 6.12%, 5/1/13(2)	700,000	772,336
SABMiller plc, 6.20%, 7/1/11(1)(2)	540,000	554,001
SABMiller plc, 5.50%, 8/15/13(1)(2)	1,110,000	1,205,529
		7,395,898
CAPITAL MARKETS — 2.0%
Credit Suisse (New York), 5.00%, 5/15/13(2)	1,100,000	1,184,573
Credit Suisse (New York), 5.50%, 5/1/14(2)	380,000	417,046
Deutsche Bank AG (London), 4.875%, 5/20/13(2)	935,000	1,003,099
Deutsche Bank AG (London), 3.875%, 8/18/14(2)	300,000	315,192
Goldman Sachs Group, Inc. (The), 5.70%, 9/1/12(2)	1,060,000	1,131,851
Goldman Sachs Group, Inc. (The), 5.45%, 11/1/12(2)	1,000,000	1,069,993
Goldman Sachs Group, Inc. (The), 6.00%, 5/1/14(2)	200,000	220,495
Morgan Stanley, 5.05%, 1/21/11(2)	300,000	300,560
Morgan Stanley, 5.625%, 1/9/12(2)	1,300,000	1,357,723
UBS AG (Stamford Branch), 2.25%, 8/12/13(2)	720,000	726,601
		7,727,133
CHEMICALS — 0.5%
Dow Chemical Co. (The), 4.85%, 8/15/12(2)	1,000,000	1,054,590
Mosaic Co. (The), 7.625%, 12/1/16(1)(2)	1,000,000	1,076,257
		2,130,847
COMMERCIAL BANKS — 1.8%
Barclays Bank plc, 2.50%, 1/23/13(2)	320,000	325,357
BB&T Corp., 3.85%, 7/27/12(2)	400,000	416,273
BB&T Corp., 5.70%, 4/30/14(2)	100,000	110,107
Fifth Third Bancorp., 6.25%, 5/1/13(2)	640,000	694,058
HSBC Bank plc, 1.625%, 8/12/13(1)(2)	1,000,000	1,002,125
National Australia Bank Ltd., 1.70%, 12/10/13(1)(2)	400,000	396,824
US Bancorp, 2.00%, 6/14/13(2)	330,000	335,121
US Bank N.A., 6.375%, 8/1/11(2)	260,000	268,682
US Bank N.A., 6.30%, 2/4/14(2)	1,000,000	1,116,421

Short Duration – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Wachovia Corp., 5.70%, 8/1/13(2)	$ 600,000	$ 656,650
Wells Fargo & Co., 4.375%, 1/31/13(2)	1,000,000	1,058,777
Westpac Banking Corp., 2.10%, 8/2/13(2)	750,000	758,091
		7,138,486
COMMERCIAL SERVICES & SUPPLIES — 0.8%
Allied Waste North America, Inc., 6.375%, 4/15/11(2)	200,000	202,968
Corrections Corp. of America, 6.25%, 3/15/13(2)	1,100,000	1,116,500
Deluxe Corp., 5.00%, 12/15/12(2)	900,000	905,625
Waste Management, Inc., 6.375%, 11/15/12(2)	850,000	927,365
		3,152,458
CONSUMER FINANCE — 2.1%
American Express Centurion Bank, 5.55%, 10/17/12(2)	1,600,000	1,712,120
Capital One Financial Corp., 4.80%, 2/21/12(2)	500,000	517,633
General Electric Capital Corp., 5.50%, 4/28/11(2)	500,000	507,969
General Electric Capital Corp., 2.80%, 1/8/13(2)	3,500,000	3,579,800
General Electric Capital Corp., 1.875%, 9/16/13(2)	1,000,000	1,001,189
John Deere Capital Corp., 1.875%, 6/17/13(2)	500,000	506,172
SLM Corp., 5.375%, 1/15/13(2)	150,000	153,068
SLM Corp., 5.00%, 10/1/13(2)	250,000	250,805
		8,228,756
DIVERSIFIED — 0.7%
iShares iBoxx $ High Yield Corporate Bond Fund (ETF)(in shares)	29,200	2,636,468
DIVERSIFIED FINANCIAL SERVICES — 2.6%
Ally Financial, Inc., 8.30%, 2/12/15(2)	210,000	231,525
Arch Western Finance LLC, 6.75%, 7/1/13(2)	471,000	478,065
Bank of America Corp., 5.375%, 9/11/12(2)	1,400,000	1,471,007
Bank of America Corp., 4.90%, 5/1/13(2)	1,400,000	1,460,453
Citigroup, Inc., 6.00%, 12/13/13(2)	2,600,000	2,843,035
HSBC Finance Corp., 6.375%, 10/15/11(2)	300,000	312,813
HSBC Finance Corp., 6.375%, 11/27/12(2)	525,000	569,443
HSBC Finance Corp., 4.75%, 7/15/13(2)	300,000	316,591
JPMorgan Chase & Co., 5.60%, 6/1/11(2)	200,000	204,292
JPMorgan Chase & Co., 5.375%, 10/1/12(2)	2,100,000	2,254,268
		10,141,492
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.5%
AT&T, Inc., 6.25%, 3/15/11(2)	613,000	619,876
AT&T, Inc., 6.70%, 11/15/13(2)	1,500,000	1,705,381
British Telecommunications plc, 5.15%, 1/15/13(2)	1,000,000	1,065,168
Cellco Partnership/Verizon Wireless Capital LLC, 3.75%, 5/20/11(2)	700,000	708,648
CenturyLink, Inc., 7.875%, 8/15/12(2)	1,000,000	1,081,950
Deutsche Telekom International Finance BV, 5.375%, 3/23/11(2)	453,000	457,608
Deutsche Telekom International Finance BV, 5.25%, 7/22/13(2)	1,300,000	1,408,792
Frontier Communications Corp., 6.25%, 1/15/13(2)	1,000,000	1,060,000
Qwest Corp., 7.875%, 9/1/11(2)	300,000	309,750
Qwest Corp., 8.875%, 3/15/12(2)	600,000	650,250
Sprint Capital Corp., 7.625%, 1/30/11(2)	551,000	553,066
Telecom Italia Capital SA, 6.20%, 7/18/11(2)	300,000	307,920
Telecom Italia Capital SA, 5.25%, 11/15/13(2)	500,000	521,248
Telefonica Emisiones SAU, 5.98%, 6/20/11(2)	1,000,000	1,022,293
Telefonica Emisiones SAU, 2.58%, 4/26/13(2)	1,000,000	1,001,363

Short Duration – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Verizon Communications, Inc., 5.35%, 2/15/11(2)	$ 200,000	$ 201,094
Windstream Corp., 8.125%, 8/1/13(2)	1,000,000	1,105,000
		13,779,407
ELECTRIC UTILITIES — 1.0%
Carolina Power & Light Co., 6.50%, 7/15/12(2)	750,000	811,869
Duke Energy Carolinas LLC, 5.625%, 11/30/12(2)	250,000	271,028
Duke Energy Ohio, Inc., 5.70%, 9/15/12(2)	500,000	538,559
Duke Energy Ohio, Inc., 2.10%, 6/15/13(2)	250,000	254,978
FirstEnergy Corp., 6.45%, 11/15/11(2)	7,000	7,286
FirstEnergy Solutions Corp., 4.80%, 2/15/15(2)	425,000	446,701
Midamerican Energy Holdings Co., 5.875%, 10/1/12(2)	1,000,000	1,079,414
Progress Energy, Inc., 6.85%, 4/15/12(2)	500,000	535,750
		3,945,585
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS(3)
Jabil Circuit, Inc., 7.75%, 7/15/16(2)	100,000	112,750
FOOD & STAPLES RETAILING — 0.7%
CVS Caremark Corp., 5.75%, 8/15/11(2)	300,000	309,351
Kroger Co. (The), 6.80%, 4/1/11(2)	700,000	710,309
Kroger Co. (The), 6.20%, 6/15/12(2)	200,000	214,586
Safeway, Inc., 5.80%, 8/15/12(2)	800,000	861,312
SUPERVALU, Inc., 7.50%, 5/15/12(2)	500,000	508,125
		2,603,683
FOOD PRODUCTS — 0.8%
General Mills, Inc., 5.25%, 8/15/13(2)	1,100,000	1,209,824
Kellogg Co., Series B, 6.60%, 4/1/11(2)	150,000	152,266
Kraft Foods, Inc., 5.625%, 11/1/11(2)	65,000	67,541
Kraft Foods, Inc., 2.625%, 5/8/13(2)	1,500,000	1,543,503
Mead Johnson Nutrition Co., 3.50%, 11/1/14(2)	200,000	207,001
		3,180,135
HEALTH CARE EQUIPMENT & SUPPLIES — 1.1%
Baxter International, Inc., 1.80%, 3/15/13(2)	1,000,000	1,016,285
CareFusion Corp., 4.125%, 8/1/12(2)	1,330,000	1,386,219
Covidien International Finance SA, 1.875%, 6/15/13(2)	1,000,000	1,012,579
St. Jude Medical, Inc., 2.20%, 9/15/13(2)	1,000,000	1,016,495
		4,431,578
HEALTH CARE PROVIDERS & SERVICES — 0.7%
Express Scripts, Inc., 5.25%, 6/15/12(2)	1,600,000	1,689,318
Medco Health Solutions, Inc., 6.125%, 3/15/13(2)	500,000	545,052
Medco Health Solutions, Inc., 7.25%, 8/15/13(2)	500,000	568,272
		2,802,642
HOTELS, RESTAURANTS & LEISURE — 0.2%
Yum! Brands, Inc., 8.875%, 4/15/11(2)	600,000	613,324
HOUSEHOLD DURABLES — 0.6%
Jarden Corp., 8.00%, 5/1/16	850,000	929,688
Toll Brothers Finance Corp., 6.875%, 11/15/12(2)	500,000	529,843
Whirlpool Corp., 8.00%, 5/1/12(2)	1,000,000	1,077,960
		2,537,491
INDUSTRIAL CONGLOMERATES — 0.3%
General Electric Co., 5.00%, 2/1/13(2)	1,000,000	1,069,502
INSURANCE — 0.8%
American International Group, Inc., 3.65%, 1/15/14	140,000	142,594
MetLife Global Funding I, 2.875%, 9/17/12(1)(2)	400,000	410,144

Short Duration – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

MetLife, Inc., 2.375%, 2/6/14(2)	$1,000,000	$ 1,005,489
Prudential Financial, Inc., 3.625%, 9/17/12(2)	400,000	415,297
Prudential Financial, Inc., 2.75%, 1/14/13(2)	200,000	203,751
Travelers Cos., Inc. (The), 5.375%, 6/15/12(2)	1,000,000	1,061,014
		3,238,289
INTERNET SOFTWARE & SERVICES — 0.3%
eBay, Inc., 0.875%, 10/15/13(2)	1,000,000	990,685
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Thermo Fisher Scientific, Inc., 2.15%, 12/28/12(2)	500,000	508,844
MACHINERY — 0.1%
Caterpillar Financial Services Corp., 4.85%, 12/7/12(2)	500,000	536,625
MEDIA — 2.4%
Comcast Cable Communications LLC, 6.75%, 1/30/11(2)	540,000	542,232
Comcast Cable Communications LLC, 7.125%, 6/15/13(2)	500,000	561,338
Comcast Corp., 5.30%, 1/15/14(2)	1,040,000	1,133,737
CSC Holdings, Inc., 6.75%, 4/15/12(2)	1,273,000	1,325,511
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 6.375%, 6/15/15(2)	300,000	311,625
DISH DBS Corp., 7.00%, 10/1/13(2)	750,000	804,375
Interpublic Group of Cos., Inc. (The), 6.25%, 11/15/14(2)	410,000	444,338
Lamar Media Corp., 9.75%, 4/1/14(2)	250,000	288,750
NBC Universal, Inc., 2.10%, 4/1/14(1)(2)	1,000,000	997,813
Time Warner Cable, Inc., 5.40%, 7/2/12(2)	1,460,000	1,550,542
Virgin Media Finance plc, 9.125%, 8/15/16(2)	1,500,000	1,605,000
		9,565,261
METALS & MINING — 0.9%
Alcoa, Inc., 5.375%, 1/15/13(2)	500,000	533,243
Anglo American Capital plc, 2.15%, 9/27/13(1)(2)	1,000,000	1,009,264
ArcelorMittal, 5.375%, 6/1/13(2)	800,000	850,845
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(2)	1,000,000	1,107,607
		3,500,959
MULTILINE RETAIL — 0.3%
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(2)	1,000,000	1,037,500
MULTI-UTILITIES — 1.7%
CenterPoint Energy Resources Corp., 7.875%, 4/1/13(2)	1,000,000	1,131,025
CMS Energy Corp., 8.50%, 4/15/11(2)	1,200,000	1,226,184
CMS Energy Corp., 4.25%, 9/30/15	280,000	278,651
Consolidated Edison Co. of New York, Inc., 5.625%, 7/1/12(2)	600,000	640,511
Dominion Resources, Inc., 5.70%, 9/17/12(2)	1,000,000	1,076,485
Dominion Resources, Inc., 6.25%, 6/30/12(2)	404,000	434,316
Pacific Gas & Electric Co., 4.20%, 3/1/11(2)	527,000	530,011
Pacific Gas & Electric Co., 6.25%, 12/1/13(2)	1,000,000	1,121,775
Sempra Energy, 8.90%, 11/15/13(2)	100,000	118,108
		6,557,066
OFFICE ELECTRONICS — 0.5%
Xerox Corp., 5.50%, 5/15/12(2)	1,025,000	1,082,976
Xerox Corp., 5.65%, 5/15/13(2)	500,000	542,233
Xerox Corp., 4.25%, 2/15/15(2)	200,000	209,470
		1,834,679
OIL, GAS & CONSUMABLE FUELS — 3.0%
Anadarko Petroleum Corp., 5.95%, 9/15/16(2)	400,000	430,236
Cenovus Energy, Inc., 4.50%, 9/15/14(2)	200,000	214,494

Short Duration – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Chesapeake Energy Corp., 7.625%, 7/15/13(2)	$ 750,000	$ 816,562
Devon Financing Corp. ULC, 6.875%, 9/30/11(2)	200,000	208,980
El Paso Corp., 7.875%, 6/15/12(2)	250,000	264,642
Encana Corp., 6.30%, 11/1/11(2)	325,000	339,803
Encana Corp., 4.75%, 10/15/13(2)	1,000,000	1,080,403
Enterprise Products Operating LLC, 4.60%, 8/1/12(2)	800,000	839,950
Forest Oil Corp., 8.50%, 2/15/14(2)	50,000	54,875
Kinder Morgan Energy Partners LP, 6.75%, 3/15/11(2)	350,000	353,902
Kinder Morgan Energy Partners LP, 5.85%, 9/15/12(2)	500,000	536,344
Kinder Morgan Energy Partners LP, 5.00%, 12/15/13(2)	500,000	543,608
Kinder Morgan Finance Co. ULC, 5.35%, 1/5/11(2)	350,000	350,000
Kinder Morgan, Inc., 6.50%, 9/1/12(2)	219,000	231,592
Marathon Oil Corp., 6.50%, 2/15/14(2)	1,265,000	1,425,052
Newfield Exploration Co., 6.625%, 4/15/16(2)	1,000,000	1,032,500
Plains All American Pipeline LP/PAA Finance Corp., 4.25%, 9/1/12(2)	700,000	730,250
Sabine Pass LNG LP, 7.25%, 11/30/13(2)	100,000	97,750
Shell International Finance BV, 1.875%, 3/25/13(2)	1,000,000	1,015,634
Valero Energy Corp., 4.50%, 2/1/15(2)	1,000,000	1,041,011
		11,607,588
PAPER & FOREST PRODUCTS — 0.1%
Georgia-Pacific LLC, 7.00%, 1/15/15 (1)(2)	498,000	519,165
PHARMACEUTICALS — 0.8%
AstraZeneca plc, 5.40%, 9/15/12(2)	500,000	539,395
Merck & Co., Inc., 1.875%, 6/30/11(2)	500,000	504,039
Pfizer, Inc., 4.45%, 3/15/12(2)	1,000,000	1,043,760
Roche Holdings, Inc., 5.00%, 3/1/14(1)(2)	200,000	219,176
Teva Pharmaceutical Finance III LLC, 1.50%, 6/15/12(2)	500,000	504,778
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(2)	400,000	430,231
		3,241,379
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
AMB Property LP, 6.30%, 6/1/13(2)	400,000	432,201
ROAD & RAIL — 0.6%
Burlington Northern Santa Fe Corp., 5.90%, 7/1/12(2)	750,000	802,514
CSX Corp., 6.30%, 3/15/12(2)	575,000	610,265
CSX Corp., 5.75%, 3/15/13(2)	600,000	654,541
Norfolk Southern Corp., 6.75%, 2/15/11(2)	100,000	100,563
		2,167,883
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Broadcom Corp., 1.50%, 11/1/13(1)(2)	670,000	665,893
SOFTWARE — 0.2%
Adobe Systems, Inc., 3.25%, 2/1/15(2)	100,000	101,969
Intuit, Inc., 5.40%, 3/15/12(2)	500,000	523,765
Intuit, Inc., 5.75%, 3/15/17(2)	200,000	218,325
		844,059
SPECIALTY RETAIL — 0.6%
GameStop Corp./GameStop, Inc., 8.00%, 10/1/12(2)	191,000	196,253
Home Depot, Inc. (The), 5.20%, 3/1/11(2)	500,000	503,654
Home Depot, Inc. (The), 5.25%, 12/16/13(2)	1,400,000	1,537,623
		2,237,530
TOBACCO — 0.2%
Philip Morris International, Inc., 4.875%, 5/16/13(2)	400,000	433,264

Short Duration – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

UST, Inc., 6.625%, 7/15/12(2)	$ 400,000	$ 429,295
		862,559
WIRELESS TELECOMMUNICATION SERVICES — 0.8%
American Tower Corp., 4.625%, 4/1/15(2)	100,000	104,569
Rogers Communications, Inc., 7.25%, 12/15/12(2)	1,000,000	1,114,833
Rogers Communications, Inc., 6.25%, 6/15/13(2)	130,000	144,599
Vodafone Group plc, 5.50%, 6/15/11(2)	341,000	348,463
Vodafone Group plc, 5.00%, 12/16/13(2)	1,320,000	1,437,922
		3,150,386
TOTAL CORPORATE BONDS
(Cost $141,092,557)		143,456,226
U.S. TREASURY SECURITIES — 31.2%
U.S. Treasury Notes, 0.75%, 11/30/11(2)	19,500,000	19,579,989
U.S. Treasury Notes, 1.125%, 1/15/12(2)	3,000,000	3,024,492
U.S. Treasury Notes, 0.875%, 1/31/12(2)	17,000,000	17,097,614
U.S. Treasury Notes, 4.50%, 4/30/12(2)	5,000,000	5,275,980
U.S. Treasury Notes, 0.75%, 5/31/12(2)	11,500,000	11,556,660
U.S. Treasury Notes, 0.625%, 6/30/12(2)	1,000,000	1,003,126
U.S. Treasury Notes, 1.75%, 8/15/12(2)	5,000,000	5,103,515
U.S. Treasury Notes, 0.375%, 9/30/12(2)	1,500,000	1,496,661
U.S. Treasury Notes, 1.375%, 11/15/12(2)	6,000,000	6,090,468
U.S. Treasury Notes, 1.125%, 12/15/12(2)	8,500,000	8,588,655
U.S. Treasury Notes, 0.625%, 12/31/12	3,000,000	3,002,109
U.S. Treasury Notes, 1.375%, 1/15/13(2)	4,000,000	4,061,564
U.S. Treasury Notes, 1.375%, 3/15/13(2)	22,000,000	22,324,852
U.S. Treasury Notes, 1.375%, 5/15/13(2)	2,000,000	2,029,074
U.S. Treasury Notes, 1.125%, 6/15/13(2)	4,500,000	4,537,602
U.S. Treasury Notes, 0.75%, 9/15/13(2)	2,500,000	2,492,383
U.S. Treasury Notes, 1.25%, 9/30/15(2)	5,172,000	5,018,862
TOTAL U.S. TREASURY SECURITIES
(Cost $121,585,664)		122,283,606
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS — 7.4%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 1.9%
FHLMC, 2.125%, 9/21/12(2)	1,500,000	1,539,045
FHLMC, 0.625%, 12/28/12	2,000,000	1,997,340
FHLMC, 1.625%, 4/15/13(2)	2,000,000	2,036,198
FNMA, 1.00%, 9/23/13	2,000,000	1,998,312
		7,570,895
GOVERNMENT-BACKED CORPORATE BONDS(4) — 5.5%
Ally Financial, Inc., 1.75%, 10/30/12(2)	1,500,000	1,527,252
Ally Financial, Inc., 2.20%, 12/19/12(2)	1,500,000	1,543,543
Bank of America Corp., 3.125%, 6/15/12(2)	1,100,000	1,139,691
Citigroup Funding, Inc., 1.875%, 10/22/12	1,200,000	1,224,574
Citigroup Funding, Inc., 1.875%, 11/15/12(2)	2,000,000	2,041,246
General Electric Capital Corp., 2.25%, 3/12/12(2)	1,300,000	1,327,899
General Electric Capital Corp., 2.625%, 12/28/12(2)	2,470,000	2,563,087
Goldman Sachs Group, Inc. (The), 3.25%, 6/15/12(2)	1,900,000	1,973,080
HSBC USA, Inc., 3.125%, 12/16/11(2)	1,000,000	1,026,045
JPMorgan Chase & Co., 2.125%, 12/26/12(2)	1,500,000	1,542,060

Short Duration – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Morgan Stanley, 2.00%, 9/22/11(2)	$1,000,000	$ 1,012,299
Morgan Stanley, 3.25%, 12/1/11(2)	500,000	513,125
Morgan Stanley, 1.95%, 6/20/12(2)	2,000,000	2,042,090
State Street Corp., 2.15%, 4/30/12(2)	500,000	510,610
US Bancorp., 1.80%, 5/15/12	1,000,000	1,016,891
Wells Fargo & Co., 3.00%, 12/9/11(2)	500,000	512,138
		21,515,630
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $28,712,784)		29,086,525
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 7.2%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 3.2%
Banc of America Mortgage Securities, Inc., Series 2004-4, Class 2A1 SEQ, 5.50%, 5/25/34(2)	440,094	442,776
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(2)	552,741	558,526
Chase Mortgage Finance Corp., Series 2005 A1, Class 2A2 SEQ, VRN, 2.95%, 1/3/11(2)	300,505	288,411
Citicorp Mortgage Securities, Inc., Series 2003-6, Class 1A2 SEQ, 4.50%, 5/25/33	337,611	345,486
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003 J13, Class 1A1 SEQ, 5.25%, 1/25/34(2)	227,012	230,342
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18(2)	489,970	507,611
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	612,300	639,314
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35(2)	236,247	234,049
Credit Suisse First Boston Mortgage Securities Corp., Series 2003 AR28, Class 2A1, VRN, 2.79%, 1/3/11(2)	81,523	74,624
First Horizon Mortgage Pass Through Trust, Series 2004-2, Class 1A2 SEQ, 5.50%, 5/25/34(2)	318,878	319,317
GSR Mortgage Loan Trust, Series 2005 6F, Class 3A15, 5.50%, 7/25/35(2)	608,859	611,689
J.P. Morgan Mortgage Trust, Series 2004 A2, Class 1A1, VRN, 2.99%, 1/3/11(2)	41,129	39,096
J.P. Morgan Mortgage Trust, Series 2004 S2, Class 1A3 SEQ, 4.75%, 11/25/19	581,665	589,944
J.P. Morgan Mortgage Trust, Series 2005 A8, Class 6A2, VRN, 3.12%, 1/3/11(2)	191,333	183,251
J.P. Morgan Mortgage Trust, Series 2006 A3, Class 2A1 SEQ, VRN, 5.21%, 1/3/11	76,849	56,993
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33(2)	877,732	922,503
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34(2)	821,109	851,491
Wells Fargo Mortgage-Backed Securities Trust, Series 2004 A, Class A1, VRN, 4.84%, 1/3/11(2)	902,037	939,995
Wells Fargo Mortgage-Backed Securities Trust, Series 2004 EE, Class 3A1, VRN, 2.97%, 1/3/11(2)	85,852	84,695
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34(2)	794,396	835,396
Wells Fargo Mortgage-Backed Securities Trust, Series 2005 AR2, Class 2A2, VRN, 2.85%, 1/3/11	959,517	888,472

Short Duration – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1, SEQ, 5.50%, 4/25/35	$ 745,483	$ 752,736
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	460,432	481,644
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	564,516	565,633
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A15 SEQ, 6.00%, 8/25/36(2)	400,318	398,669
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	656,017	678,931
		12,521,594
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 4.0%
FHLMC, Series 2430, Class QC, 5.50%, 2/15/17(2)	376,226	404,555
FHLMC, Series 2670, Class J SEQ, 4.00%, 6/15/16	157,039	159,145
FHLMC, Series 2689, Class PC, 4.00%, 9/15/15	15,803	15,802
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	1,000,000	1,031,018
FHLMC, Series 2713, Class G SEQ, 4.00%, 8/15/16	354,036	360,441
FHLMC, Series 2854, Class DJ SEQ, 4.00%, 8/15/17	329,357	337,275
FHLMC, Series 2899, Class HA SEQ, 4.00%, 5/15/19	938,311	982,513
FHLMC, Series 2958, Class QC, 4.50%, 9/15/18	527,551	544,821
FHLMC, Series 2989, Class CN, 4.50%, 2/15/23	790,155	819,106
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	1,000,000	1,060,269
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	2,000,000	2,115,083
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	1,000,000	1,061,775
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	2,500,000	2,672,392
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	2,165,000	2,314,379
FNMA, Series 2005-47, Class AN SEQ, 5.00%, 12/25/16(2)	23,775	23,986
FNMA, Series 2006-4, Class A SEQ, 6.00%, 11/25/22(2)	39,266	39,909
FNMA, Series 2006-77, Class PD, 6.50%, 10/25/30(2)	1,154,299	1,174,420
GNMA, Series 2009-61, Class PA, 5.00%, 2/16/32	583,554	606,447
		15,723,336
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $28,208,705)		28,244,930
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 7.0%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A3 SEQ, 4.43%, 11/10/39(2)	664,313	673,212
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42(2)	1,100,000	1,128,140
Bear Stearns Commercial Mortgage Securities, Inc., Series 1999 WF2, Class C, VRN, 7.27%, 1/3/11	642,303	641,964
Commercial Mortgage Pass-Through Certificates, Series 2004 LB2A, Class A3 SEQ, 4.22%, 3/10/39(2)	298,140	299,436
Commercial Mortgage Pass-Through Certificates, Series 2004 LB3A, Class A4 SEQ, VRN, 5.23%, 1/3/11(2)	800,000	826,712
First Union National Bank Commercial Mortgage, Series 2000 C1, Class C, VRN, 8.09%, 1/3/11(2)	334,543	334,235
Greenwich Capital Commercial Funding Corp., Series 2005 GG3, Class A4, VRN, 4.80%, 1/3/11(2)	700,000	739,649
Greenwich Capital Commercial Funding Corp., Series 2005 GG3, Class A3 SEQ, 4.57%, 8/10/42(2)	950,000	972,789
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A4 SEQ, 4.96%, 8/10/38(2)	1,000,000	1,037,411

Short Duration – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

GS Mortgage Securities Corp. II, Series 2004 GG2, Class A6 SEQ, VRN, 5.40%, 1/3/11(2)		$1,600,000	$ 1,720,054
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A2 SEQ, 4.475%, 7/10/39(2)		1,241,968	1,241,121
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4 SEQ, 4.76%, 7/10/39(2)		400,000	413,004
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4A SEQ, 4.75%, 7/10/39(2)		600,000	633,383
Heller Financial Commercial Mortgage Asset, Series 2000 PH1, Class D, VRN, 8.06%, 1/3/11		250,000	249,790
LB-UBS Commercial Mortgage Trust, Series 2002 C1, Class B, VRN, 6.58%, 1/11/11(2)		700,000	733,874
LB-UBS Commercial Mortgage Trust, Series 2003 C5, Class A3 SEQ, 4.25%, 7/15/27(2)		805,302	835,868
LB-UBS Commercial Mortgage Trust, Series 2004 C1, Class A4 SEQ, 4.57%, 1/15/31(2)		1,065,000	1,112,811
LB-UBS Commercial Mortgage Trust, Series 2004 C2, Class A4 SEQ, 4.37%, 3/15/36(2)		1,400,000	1,456,853
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(2)		85,870	85,907
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A4 SEQ, 5.00%, 4/15/30		500,000	514,831
LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class A3 SEQ, 4.65%, 7/15/30(2)		1,245,000	1,266,265
LB-UBS Commercial Mortgage Trust, Series 2005 C5, Class AM, VRN, 5.02%, 1/11/11(2)		700,000	718,179
Morgan Stanley Capital I, Series 2001 T5, Class A4 SEQ, 6.39%, 10/15/35(2)		3,546,022	3,651,010
Morgan Stanley Capital I, Series 2003 T11, Class A3 SEQ, 4.85%, 6/13/41(2)		612,223	625,121
Morgan Stanley Capital I, Series 2005 HQ6, Class A2A SEQ, 4.88%, 8/13/42(2)		509,637	517,012
PNC Mortgage Acceptance Corp., Series 2001 C1, Class A2 SEQ, 6.36%, 3/12/34(2)		165,002	165,101
Wachovia Bank Commercial Mortgage Trust, Series 2003 C3, Class A2 SEQ, 4.87%, 2/15/35(2)		700,000	734,579
Wachovia Bank Commercial Mortgage Trust, Series 2004 C11, Class A3 SEQ, 4.72%, 1/15/41(2)		331,422	332,961
Wachovia Bank Commercial Mortgage Trust, Series 2004 C12, Class A3, VRN, 5.23%, 1/3/11(2)		875,000	894,557
Wachovia Bank Commercial Mortgage Trust, Series 2004 C15, Class A3 SEQ, 4.50%, 10/15/41(2)		400,000	412,635
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A6A, VRN, 5.11%, 1/3/11(2)		2,600,000	2,712,657
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $27,539,565)			27,681,121
SOVEREIGN GOVERNMENTS & AGENCIES — 5.5%
GERMANY — 5.4%
German Federal Republic, 3.50%, 4/12/13	EUR	15,050,000	21,288,772

Short Duration – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount/Shares	Value

NORWAY — 0.1%
Government of Norway, 6.00%, 5/16/11	NOK	1,700,000	$ 295,236
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $21,297,889)			21,584,008

MUNICIPAL SECURITIES — 0.6%
California GO, 5.25%, 4/1/14(2)		$1,000,000	1,052,010
Illinois GO, 4.42%, 1/1/15(2)		1,000,000	1,009,890
Irvine Ranch Water District Joint Powers Agency Rev., (Taxable Issue 2), 2.61%, 3/15/14(2)(6)		400,000	408,148
TOTAL MUNICIPAL SECURITIES
(Cost $2,403,633)			2,470,048
ASSET-BACKED SECURITIES(5) — 0.4%
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16		660,573	670,352
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A4 SEQ, 6.19%, 3/1/13(2)		31,839	32,147
Entergy Texas Restoration Funding LLC, Series 2009 A, Class A1 SEQ, 2.12%, 2/1/16(2)		930,227	950,042
TOTAL ASSET-BACKED SECURITIES
(Cost $1,624,566)			1,652,541
SHORT-TERM INVESTMENTS — 0.1%
Government of Canada Treasury Bill, 0.95%, 2/17/11(7)
(Cost $449,736)	CAD	460,000	462,068
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 0.1%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3)
FNMA, VRN, 5.61%, 3/1/12(2)		$ 45,854	48,587
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
FHLMC, 5.50%, 12/1/36(2)		68,384	73,170
FNMA, 5.00%, 7/1/20(2)		161,006	172,025
FNMA, 5.50%, 7/1/36(2)		51,032	54,728
			299,923
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $326,634)			348,510
TEMPORARY CASH INVESTMENTS — 3.1%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(2)		131,036	131,036
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 3.125%, 9/30/13, valued at $12,114,440), in a joint trading account at 0.08%, dated 12/31/10, due 1/3/11 (Delivery value $11,860,079)			11,860,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $11,991,036)			11,991,036
TOTAL INVESTMENT SECURITIES — 99.2%
(Cost $385,232,769)			389,260,619
OTHER ASSETS AND LIABILITIES — 0.8%			3,141,698
TOTAL NET ASSETS — 100.0%			$392,402,317

Short Duration – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
16,302,206	EUR for USD	Barclays Bank plc	1/28/11	$21,784,638	$802,068
(Value on Settlement Date $22,586,706)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
159	U.S. Treasury 5-Year Notes	March 2011	$18,717,281	$(382,952)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
182	U.S. Treasury 2-Year Notes	March 2011	$39,840,938	$100,194

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - SELL PROTECTION
$261,000	Receive quarterly a fixed rate equal to 5.00% per annum multiplied by the notional amount and pay Barclays Bank plc upon each default event of one of the issues of CDX North America High Yield 11 Index, par value of the proportional notional amount. Expires December 2013.*	$(34,834)	$15,510
*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Notes to Schedule of Investments
CAD	-	Canadian Dollar
CDX	-	Credit Derivative Indexes
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
ETF	-	Exchange-Traded Fund
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
NOK	-	Norwegian Krone

Short Duration – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased under Rule 144A or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $11,053,605, which represented 2.8% of total net assets.

(2)	Security, or a portion thereof, has been segregated for futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $58,820,000.
(3)	Category is less than 0.05% of total net assets.
(4)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(5)	Final maturity date indicated, unless otherwise noted.
(6)	Escrowed to maturity in U.S. government securities or state and local government securities.
(7)	The rate indicated is the yield to maturity at purchase.

Short Duration – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of  unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Short Duration – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Corporate Bonds	$2,636,468	$140,819,758	–
U.S. Treasury Securities	–	122,283,606	–
U.S. Government Agency Securities and Equivalents	–	29,086,525	–
Collateralized Mortgage Obligations	–	28,244,930	–
Commercial Mortgage-Backed Securities	–	27,681,121	–
Sovereign Governments & Agencies	–	21,584,008	–
Municipal Securities	–	2,470,048	–
Asset-Backed Securities	–	1,652,541	–
Short-Term Investments	–	462,068	–
U.S. Government Agency Mortgage-Backed Securities	–	348,510	–
Temporary Cash Investments	131,036	11,860,000	–
Total Value of Investment Securities	$2,767,504	$386,493,115	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$802,068	–
Futures Contracts	$(282,758)	–	–
Swap Agreements	–	50,344	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$(282,758)	$852,412	–

3. Federal Tax Information

As of December 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$385,233,985
Gross tax appreciation of investments	$4,762,438
Gross tax depreciation of investments	(735,804)
Net tax appreciation (depreciation) of investments	$4,026,634

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY INVESTMENT TRUST

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 25, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 25, 2011